UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Financials - 21.7%
Capital Markets - 1.8%
Deutsche Bank AG	422,500	$16,013,131
Macquarie Group Ltd.	695,147	16,880,288
UBS AG (a)	2,330,228	27,642,734

		60,536,153

Commercial Banks - 10.4%
Australia & New Zealand Banking Group Ltd.	496,600	10,401,238
Banco Bilbao Vizcaya Argentaria SA	2,174,703	18,733,325
Banco Santander SA	2,255,159	17,036,939
Barclays PLC	7,460,300	20,431,408
BNP Paribas SA	739,458	28,794,070
HSBC Holdings PLC	7,977,370	60,899,588
Intesa Sanpaolo SpA	10,934,420	18,211,443
KBC Groep NV	653,600	8,172,457
Lloyds Banking Group PLC (a)	44,402,201	17,835,491
Mitsubishi UFJ Financial Group, Inc.	4,407,000	18,656,944
National Australia Bank Ltd.	1,535,411	36,575,845
National Bank of Canada	150,630	10,666,452
Royal Bank of Scotland Group PLC (a)	109,852	34,626
Societe Generale SA	958,224	21,153,378
Standard Chartered PLC	1,657,361	36,250,650
Sumitomo Mitsui Financial Group, Inc.	889,400	24,665,535

		348,519,389

Diversified Financial Services - 2.1%
IG Group Holdings PLC	3,826,770	28,322,454
ING Groep NV (a)	3,972,601	28,410,434
ORIX Corp.	176,120	14,519,559

		71,252,447

Insurance - 5.5%
Admiral Group PLC	2,350,218	31,159,026
Aegon NV (a)	3,479,500	13,906,508
AIA Group Ltd.	11,222,601	34,935,068
Allianz SE	265,190	25,326,741
Aviva PLC	3,258,690	15,157,247
Industrial Alliance Insurance & Financial Services, Inc.	92,072	2,376,023
Legal & General Group PLC	9,071,586	14,497,054
Muenchener Rueckversicherungs AG	186,920	22,905,682
Prudential PLC	2,099,690	20,774,688
Suncorp Group Ltd.	458,150	3,915,866

		184,953,903

Real Estate Investment Trusts (REITs) - 0.3%
British Land Co. PLC	1,217,471	8,738,202

Real Estate Management & Development - 1.6%
Hang Lung Group Ltd.	2,404,200	13,080,103
Hang Lung Properties Ltd.	11,565,000	32,828,217
New World Development Co Ltd.	11,891,032	9,547,742

		55,456,062

		729,456,156

Company	Shares	U.S. $ Value
Consumer Discretionary - 15.0%
Auto Components - 2.0%
Bridgestone Corp.	931,100	21,087,722
Faurecia	241,819	4,557,596
GKN PLC	6,291,501	17,866,086
Magna International, Inc.-Class A	385,300	12,859,092
NGK Spark Plug Co., Ltd.	735,000	9,083,814
Sumitomo Rubber Industries Ltd.	137,500	1,651,141

		67,105,451

Automobiles - 2.6%
Bayerische Motoren Werke AG	205,800	13,757,342
Mazda Motor Corp. (a)	5,880,001	10,338,677
Nissan Motor Co., Ltd.	2,652,100	23,749,802
Renault SA	678,500	23,430,862
Volkswagen AG (Preference Shares)	107,600	16,087,423

		87,364,106

Distributors - 1.8%
Inchcape PLC	1,470,255	6,689,276
Li & Fung Ltd.	29,996,001	55,194,343

		61,883,619

Hotels, Restaurants & Leisure - 1.2%
Sands China Ltd. (a)	6,522,800	18,300,285
Shangri-La Asia Ltd.	12,801,834	22,052,330

		40,352,615

Household Durables - 1.2%
Sharp Corp./Japan	2,978,001	25,959,377
Sony Corp.	859,100	15,490,414

		41,449,791

Internet & Catalog Retail - 1.0%
Rakuten, Inc.	30,520	32,834,951

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	392,500	5,570,571

Media - 0.3%
Informa PLC	1,577,000	8,841,910

Multiline Retail - 0.7%
Don Quijote Co., Ltd.	735,300	25,245,560

Specialty Retail - 3.5%
Fast Retailing Co., Ltd.	253,200	46,058,268
Hennes & Mauritz AB-Class B	1,771,976	56,844,849
L’Occitane International SA	436,250	874,845
Nitori Holdings Co., Ltd.	123,600	11,589,687
Yamada Denki Co., Ltd.	17,510	1,192,767

		116,560,416

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	136,539	6,868,278
LVMH Moet Hennessy Louis Vuitton SA	52,900	7,451,739
Yue Yuen Industrial Holdings Ltd.	692,000	2,183,702

		16,503,719

		503,712,709

Company	Shares	U.S. $ Value
Consumer Staples - 12.3%
Beverages - 2.2%
Anheuser-Busch InBev NV	981,621	59,911,459
Asahi Group Holdings Ltd.	657,600	14,425,699

		74,337,158

Food & Staples Retailing - 5.4%
Delhaize Group SA	226,868	12,716,647
Jeronimo Martins SGPS SA (a)	1,006,242	16,620,494
Koninklijke Ahold NV	1,682,700	22,616,481
Olam International Ltd.	31,742,274	52,030,970
Sugi Holdings Co., Ltd.	423,700	12,329,258
Tesco PLC	10,489,159	65,628,949

		181,942,799

Food Products - 0.2%
Nestle SA	147,281	8,457,334

Tobacco - 4.5%
British American Tobacco PLC	1,614,134	76,575,090
Imperial Tobacco Group PLC	534,291	20,217,805
Japan Tobacco, Inc.	11,347	53,359,384

		150,152,279

		414,889,570

Industrials - 12.1%
Air Freight & Logistics - 0.4%
Kuehne & Nagel International AG	122,683	13,737,925

Airlines - 0.3%
Deutsche Lufthansa (REG)	884,900	10,525,496

Building Products - 0.9%
Asahi Glass Co., Ltd.	3,497,001	29,234,528

Commercial Services & Supplies - 1.1%
Aggreko PLC	525,521	16,444,009
Edenred	160,808	3,944,623
Serco Group PLC	2,437,173	17,932,486

		38,321,118

Construction & Engineering - 0.8%
Bouygues SA	814,689	25,622,545

Electrical Equipment - 0.9%
Furukawa Electric Co., Ltd.	2,629,001	6,031,912
Mitsubishi Electric Corp.	476,000	4,561,906
Sumitomo Electric Industries Ltd.	1,686,300	18,257,036

		28,850,854

Industrial Conglomerates - 0.7%
Keppel Corp., Ltd.	3,422,401	24,496,972

Professional Services - 5.2%
Bureau Veritas SA	423,320	30,748,011

Company	Shares	U.S. $ Value
Capita Group PLC (The)	6,638,001	64,731,610
Experian PLC	2,163,710	29,410,324
Intertek Group PLC	1,137,685	35,926,948
Randstad Holding NV	424,800	12,496,532

		173,313,425

Road & Rail - 0.8%
DSV A/S	800,378	14,302,760
East Japan Railway Co.	76,900	4,901,477
Nippon Express Co., Ltd.	2,071,001	8,050,682

		27,254,919

Trading Companies & Distributors - 1.0%
Mitsubishi Corp.	1,196,000	24,105,088
Mitsui & Co., Ltd.	682,500	10,578,235

		34,683,323

		406,041,105

Materials - 10.2%
Chemicals - 3.8%
Agrium, Inc. (Toronto)	125,417	8,418,174
Air Water, Inc.	419,000	5,317,959
DIC Corp.	2,551,001	4,624,914
Filtrona PLC	1,498,226	8,851,975
Incitec Pivot Ltd.	337,316	1,070,839
Israel Chemicals Ltd.	1,345,073	14,008,116
K&S AG	83,580	3,769,601
Koninklijke DSM NV	508,864	23,520,431
Mitsubishi Gas Chemical Co., Inc.	1,508,001	8,361,890
Orica Ltd.	612,887	15,165,297
Potash Corp. of Saskatchewan, Inc.	842,993	34,798,751

		127,907,947

Metals & Mining - 6.4%
Agnico-Eagle Mines Ltd.	262,085	9,518,927
Anglo American PLC	590,510	21,813,524
ArcelorMittal (Euronext Amsterdam)	627,980	11,410,674
BHP Billiton PLC	738,660	21,595,212
JFE Holdings, Inc.	901,900	16,306,320
New Gold, Inc. (a)	803,600	8,108,965
Newcrest Mining Ltd.	1,027,841	31,323,521
OneSteel Ltd.	2,507,339	1,792,695
Randgold Resources Ltd.	88,020	8,999,047
Rio Tinto PLC	1,153,361	56,337,610
ThyssenKrupp AG	648,700	14,882,959
Xstrata PLC	856,170	13,035,321

		215,124,775

		343,032,722

Energy - 9.9%
Energy Equipment & Services - 2.4%
AMEC PLC	1,583,991	22,307,917
Petrofac Ltd.	898,161	20,087,580
Saipem SpA	203,220	8,596,969
Seadrill Ltd.	138,895	4,632,015
Technip SA	279,761	26,227,478

		81,851,959

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 7.5%
Afren PLC (a)	13,604,300	18,101,853
BG Group PLC	1,447,743	30,929,062
BP PLC	10,219,821	72,798,705
ENI SpA	1,144,990	23,606,985
JX Holdings, Inc.	2,947,701	17,788,181
Nexen, Inc. (Toronto)	1,223,944	19,474,977
OMV AG	398,165	12,061,213
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,513,896	55,182,748

		249,943,724

		331,795,683

Health Care - 6.8%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd.	74,402	4,725,224

Pharmaceuticals - 6.7%
AstraZeneca PLC	1,097,291	50,686,020
GlaxoSmithKline PLC	1,195,131	27,232,134
Novartis AG	567,201	32,383,180
Novo Nordisk A/S-Class B	304,930	35,031,330
Otsuka Holdings Co., Ltd.	217,500	6,104,315
Roche Holding AG	210,700	35,633,218
Sanofi	339,000	24,780,120
Shire PLC	383,819	13,339,280

		225,189,597

		229,914,821

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 3.3%
Chorus Ltd. (a)	707,092	1,721,249
Nippon Telegraph & Telephone Corp.	844,400	42,988,330
Telecom Corp. of New Zealand Ltd.	899,875	1,437,113
Telecom Italia SpA (ordinary shares)	19,758,901	21,119,484
Telecom Italia SpA (savings shares)	11,715,801	10,483,382
Telstra Corp. Ltd.	4,919,461	16,731,200
Vivendi SA	676,110	14,759,154

		109,239,912

Wireless Telecommunication Services - 1.2%
NTT DoCoMo, Inc.	1,286	2,359,286
Vodafone Group PLC	13,668,822	38,110,092

		40,469,378

		149,709,290

Information Technology - 3.7%
Computers & Peripherals - 0.9%
Fujitsu Ltd.	3,442,001	17,846,580
Logitech International SA (a)	1,735,968	13,467,180

		31,313,760

Internet Software & Services - 1.0%
Kakaku.com, Inc.	234,800	8,609,689
Telecity Group PLC (a)	2,508,030	25,201,003

		33,810,692

Company	Shares	U.S. $ Value
Office Electronics - 0.4%
Konica Minolta Holdings, Inc.	1,635,501	12,161,230

Semiconductors & Semiconductor Equipment - 0.1%
Sumco Corp. (a)	188,801	1,389,809

Software - 1.3%
Aveva Group PLC	175,459	3,900,523
Nintendo Co., Ltd.	45,400	6,233,062
SAP AG	307,520	16,265,239
Temenos Group AG (a)	1,141,546	18,635,946

		45,034,770

		123,710,261

Utilities - 1.9%
Electric Utilities - 1.2%
E.ON AG	1,304,261	28,106,997
EDP - Energias de Portugal SA	4,483,902	13,847,954

		41,954,951

Gas Utilities - 0.7%
Gas Natural SDG SA	1,154,292	19,783,210
Tokyo Gas Co., Ltd.	558,001	2,571,581

		22,354,791

		64,309,742

Total Common Stocks (cost $3,612,196,443)		3,296,572,059

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
State Street Bank & Trust Co. 0.01%, dated 12/30/11 due 1/03/12 in the amount of $18,067,079 (collateralized by $18,250,000 U.S. Treasury Note, 0.625%, due 7/15/14, value $18,430,769) (cost $18,067,059)	$18,067	18,067,059

U.S. $ Value
Total Investments - 98.7% (cost $3,630,263,502) (b)	3,314,639,118

Other assets less liabilities - 1.3% (c)	44,508,634

Net Assets - 100.0%	$3,359,147,752

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	301	March 2012	$8,881,721	$8,991,261	$109,540
FTSE 100 Index Futures	35	March 2012	2,955,343	3,009,092	53,749
Topix Index Futures	28	March 2012	2,698,768	2,648,305	(50,463)

					$112,826

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
New Zealand Dollar settling 1/13/12	47,296	$38,543,118	$36,795,093	$(1,748,025)
Swedish Krona settling 1/13/12	919,902	144,233,872	133,606,975	(10,626,897)
BNP Paribas SA:
Canadian Dollar settling 1/13/12	9,061	8,816,003	8,892,234	76,231
Euro settling 1/13/12	108,157	153,243,327	139,989,911	(13,253,416)
Great British Pound settling 1/13/12	161,098	258,594,510	250,165,860	(8,428,650)
Swiss Franc settling 1/13/12	128,104	149,152,910	136,403,487	(12,749,423)
Citibank NA:
Australian Dollar settling 1/13/12	101,251	102,707,091	103,453,777	746,686
Japanese Yen settling 1/13/12	1,845,994	24,107,699	23,986,081	(121,618)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 1/13/12	15,739	15,188,713	15,445,853	257,140
Canadian Dollar settling 1/13/12	13,702	13,336,318	13,446,793	110,475
Deutsche Bank AG London:
Great British Pound settling 1/13/12	17,650	27,886,294	27,408,332	(477,962)
Swiss Franc settling 1/13/12	112,826	122,901,953	120,135,727	(2,766,226)
HSBC BankUSA:
Euro settling 1/13/12	121,981	158,992,475	157,882,609	(1,109,866)
Japanese Yen settling 1/13/12	5,291,268	69,837,893	68,752,544	(1,085,349)
Norwegian Krone settling 1/13/12	630,634	116,010,670	105,412,113	(10,598,557)
Royal Bank of Canada:
Australian Dollar settling 1/13/12	49,864	52,777,404	50,948,822	(1,828,582)
Canadian Dollar settling 1/13/12	134,482	135,082,577	131,977,200	(3,105,377)
Norwegian Krone settling 1/13/12	90,977	15,994,269	15,207,042	(787,227)
Swedish Krona settling 1/13/12	278,760	41,428,508	40,487,226	(941,282)
Swedish Krona settling 1/13/12	641,142	94,481,498	93,119,748	(1,361,750)
Swiss Franc settling 1/13/12	15,278	17,114,947	16,267,760	(847,187)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank:
Australian Dollar settling 1/13/12	20,445	$19,895,030	$20,889,794	$994,764
Japanese Yen settling 1/13/12	5,993,206	78,085,340	77,873,236	(212,104)
Norwegian Krone settling 1/13/12	539,657	92,647,364	90,205,070	(2,442,294)
UBS AG:
Euro settling 1/13/12	31,220	43,205,358	40,408,712	(2,796,646)
Great British Pound settling 1/13/12	19,933	31,851,738	30,953,557	(898,181)
Westpac Banking Corp.:
Australian Dollar settling 1/13/12	29,419	29,743,492	30,059,029	315,537
New Zealand Dollar settling 1/13/12	105,846	81,660,189	82,345,516	685,327
Sale Contracts
Bank of America NA:
Euro settling 1/13/12	82,631	113,220,996	106,951,065	6,269,931
Barclays Bank PLC Wholesale:
Australian Dollar settling 1/13/12	15,936	15,810,265	16,282,697	(472,432)
Euro settling 1/13/12	19,486	26,317,733	25,221,145	1,096,588
Great British Pound settling 1/13/12	32,736	53,084,370	50,835,079	2,249,291
New Zealand Dollar settling 1/13/12	47,296	38,543,118	36,795,093	1,748,025
Swedish Krona settling 1/13/12	919,902	144,233,872	133,606,975	10,626,897
BNP Paribas SA:
Euro settling 1/13/12	108,157	153,243,327	139,989,911	13,253,416
Great British Pound settling 1/13/12	161,098	258,594,510	250,165,860	8,428,650
Swiss Franc settling 1/13/12	128,104	149,152,910	136,403,488	12,749,422
Goldman Sachs International:
Japanese Yen settling 4/16/12	2,613,672	33,650,985	34,025,088	(374,103)
HSBC BankUSA:
Euro settling 1/13/12	37,906	51,767,466	49,062,544	2,704,922
Japanese Yen settling 1/13/12	5,291,268	69,837,893	68,752,544	1,085,349
Norwegian Krone settling 1/13/12	630,634	116,010,670	105,412,113	10,598,557
Swiss Franc settling 1/13/12	128,104	136,175,577	136,403,487	(227,910)
Royal Bank of Canada:
Australian Dollar settling 1/13/12	49,864	52,777,404	50,948,822	1,828,582
Canadian Dollar settling 1/13/12	134,482	135,082,577	131,977,200	3,105,377
Canadian Dollar settling 1/13/12	134,482	130,458,655	131,977,200	(1,518,545)
Euro settling 1/13/12	37,260	50,781,281	48,226,412	2,554,869
Great British Pound settling 1/13/12	146,012	227,058,881	226,739,112	319,769
Royal Bank of Scotland PLC:
Japanese Yen settling 1/13/12	5,291,268	68,462,588	68,752,545	(289,957)
New Zealand Dollar settling 1/13/12	47,296	36,648,724	36,795,093	(146,369)
Standard Chartered Bank:
Japanese Yen settling 1/13/12	2,547,932	33,222,051	33,106,773	115,278
UBS AG:
Swedish Krona settling 1/13/12	72,028	10,323,323	10,461,379	(138,056)
Westpac Banking Corp.:
New Zealand Dollar settling 1/13/12	58,550	46,437,352	45,550,422	886,930

				$1,454,022

(a)	Non-income producing security.
(b)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $258,942,980 and gross unrealized depreciation of investments was $(574,567,364), resulting in net unrealized depreciation of $(315,624,384).
(c)	An amount of U.S. $979,339 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REG	-	Registered Shares

COUNTRY BREAKDOWN *

34.1%	United Kingdom
19.0%	Japan
6.4%	France
5.7%	Hong Kong
5.1%	Germany
4.8%	Switzerland
4.2%	Australia
3.4%	Netherlands
3.2%	Canada
2.5%	Italy
2.5%	Belgium
2.3%	Singapore
1.7%	Spain
1.7%	Sweden
3.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Austria, Denmark, Israel, Luxembourg, New Zealand, Norway and Portugal.

Sanford C. Bernstein Fund, Inc. - Tax Managed International Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$13,042,475		$716,413,681		$	– 0	–	$729,456,156
Consumer Discretionary	12,859,092		490,853,617			– 0	–	503,712,709
Consumer Staples	– 0	–	414,889,570			– 0	–	414,889,570
Industrials	– 0	–	406,041,105			– 0	–	406,041,105
Materials	60,844,817		282,187,905			– 0	–	343,032,722
Energy	19,474,977		312,320,706			– 0	–	331,795,683
Health Care	– 0	–	229,914,821			– 0	–	229,914,821
Telecommunication Services	1,721,249		147,988,041			– 0	–	149,709,290
Information Technology	– 0	–	123,710,261			– 0	–	123,710,261
Utilities	– 0	–	64,309,742			– 0	–	64,309,742
Short-Term Investments	– 0	–	18,067,059			– 0	–	18,067,059

Total Investments in Securities	107,942,610		3,206,696,508+			– 0	–	3,314,639,118
Other Financial Instruments* :
Assets:
Futures Contracts	163,289		– 0	–		– 0	–	163,289
Forward Currency Exchange Contracts	– 0	–	82,808,013			– 0	–	82,808,013
Liabilities:
Futures Contracts	(50,463)		– 0	–		– 0	–	(50,463)
Forward Currency Exchange Contracts	– 0	–	(81,353,991)			– 0	–	(81,353,991)

Total	$108,055,436		$3,208,150,530		$	– 0	–	$3,316,205,966

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.9%
Financials - 20.3%
Capital Markets - 1.6%
Deutsche Bank AG	193,300	$7,326,245
Macquarie Group Ltd.	337,690	8,200,142
UBS AG (a)	995,083	11,804,350

		27,330,737

Commercial Banks - 10.0%
Australia & New Zealand Banking Group Ltd.	212,100	4,442,413
Banco Bilbao Vizcaya Argentaria SA	918,111	7,908,791
Banco Santander SA	952,078	7,192,617
Barclays PLC	3,475,099	9,517,200
BNP Paribas SA	349,509	13,609,680
HSBC Holdings PLC	3,994,850	30,496,858
Intesa Sanpaolo SpA	4,624,090	7,701,492
KBC Groep NV	282,400	3,531,061
Lloyds Banking Group PLC (a)	17,813,600	7,155,373
Mitsubishi UFJ Financial Group, Inc.	2,833,000	11,993,448
National Australia Bank Ltd.	742,121	17,678,460
National Bank of Canada	65,310	4,624,749
Societe Generale SA	405,759	8,957,377
Standard Chartered PLC	769,773	16,836,870
Sumitomo Mitsui Financial Group, Inc.	510,900	14,168,678

		165,815,067

Diversified Financial Services - 1.5%
IG Group Holdings PLC	1,606,857	11,892,571
ING Groep NV (a)	1,035,300	7,404,048
ORIX Corp.	77,290	6,371,887

		25,668,506

Insurance - 5.3%
Admiral Group PLC	992,650	13,160,484
Aegon NV (a)	1,510,400	6,036,611
AIA Group Ltd.	4,801,800	14,947,625
Allianz SE	137,120	13,095,527
Aviva PLC	1,842,400	8,569,613
Industrial Alliance Insurance & Financial Services, Inc.	40,746	1,051,497
Legal & General Group PLC	6,849,075	10,945,320
Muenchener Rueckversicherungs AG	85,780	10,511,713
Prudential PLC	889,630	8,802,150
Suncorp Group Ltd.	193,800	1,656,433

		88,776,973

Real Estate Investment Trusts (REITs) - 0.4%
British Land Co. PLC	880,110	6,316,853

Real Estate Management & Development - 1.5%
Hang Lung Group Ltd.	1,018,800	5,542,804
Hang Lung Properties Ltd.	5,191,000	14,735,086
New World Development Co Ltd.	5,215,500	4,187,715

		24,465,605

		338,373,741

Company	Shares	U.S. $ Value
Consumer Discretionary - 14.2%
Auto Components - 2.2%
Bridgestone Corp.	535,400	12,125,837
Faurecia	81,666	1,539,170
GKN PLC	2,803,400	7,960,865
Magna International, Inc.-Class A	222,700	7,432,442
NGK Spark Plug Co., Ltd.	323,000	3,991,935
Sumitomo Rubber Industries Ltd.	264,200	3,172,593

		36,222,842

Automobiles - 2.6%
Bayerische Motoren Werke AG	98,330	6,573,175
Mazda Motor Corp. (a)	2,992,000	5,260,769
Nissan Motor Co., Ltd.	1,213,700	10,868,797
Renault SA	286,500	9,893,798
Volkswagen AG (Preference Shares)	74,080	11,075,802

		43,672,341

Distributors - 1.7%
Inchcape PLC	394,914	1,796,756
Li & Fung Ltd.	14,060,000	25,871,198

		27,667,954

Hotels, Restaurants & Leisure - 1.0%
Sands China Ltd. (a)	2,774,400	7,783,821
Shangri-La Asia Ltd.	5,423,666	9,342,762

		17,126,583

Household Durables - 1.2%
Sharp Corp./Japan	1,398,000	12,186,437
Sony Corp.	457,100	8,241,960

		20,428,397

Internet & Catalog Retail - 0.8%
Rakuten, Inc.	12,429	13,371,743

Media - 0.3%
Informa PLC	843,800	4,731,011

Multiline Retail - 0.6%
Don Quijote Co., Ltd.	310,400	10,657,176

Specialty Retail - 3.4%
Fast Retailing Co., Ltd.	126,100	22,938,181
Hennes & Mauritz AB-Class B	879,973	28,229,480
L’Occitane International SA	178,750	358,461
Nitori Holdings Co., Ltd.	53,250	4,993,130
Yamada Denki Co., Ltd.	8,560	583,100

		57,102,352

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	57,406	2,887,676
LVMH Moet Hennessy Louis Vuitton SA	22,200	3,127,195

		6,014,871

		236,995,270

Company	Shares	U.S. $ Value
Consumer Staples - 12.0%
Beverages - 2.2%
Anheuser-Busch InBev NV	484,796	29,588,676
Asahi Group Holdings Ltd.	295,900	6,491,125

		36,079,801

Food & Staples Retailing - 5.2%
Delhaize Group SA	97,380	5,458,448
Jeronimo Martins SGPS SA (a)	432,256	7,139,742
Koninklijke Ahold NV	776,100	10,431,242
Olam International Ltd.	15,684,746	25,709,960
Sugi Holdings Co., Ltd.	181,400	5,278,563
Tesco PLC	5,194,297	32,499,868

		86,517,823

Food Products - 0.5%
Nestle SA	133,900	7,689,008

Tobacco - 4.1%
British American Tobacco PLC	724,165	34,354,666
Imperial Tobacco Group PLC	226,150	8,557,631
Japan Tobacco, Inc.	5,611	26,385,785

		69,298,082

		199,584,714

Industrials - 11.6%
Aerospace & Defense - 0.1%
Saab AB	112,870	2,330,161

Air Freight & Logistics - 0.5%
Kuehne & Nagel International AG	75,325	8,434,822

Airlines - 0.4%
Cathay Pacific Airways Ltd.	1,054,000	1,802,136
Deutsche Lufthansa (REG)	399,850	4,756,040

		6,558,176

Building Products - 0.9%
Asahi Glass Co., Ltd.	1,727,000	14,437,526

Commercial Services & Supplies - 1.0%
Aggreko PLC	225,132	7,044,576
Edenred	67,725	1,661,295
Serco Group PLC	1,043,849	7,680,545

		16,386,416

Construction & Engineering - 0.7%
Bouygues SA	375,047	11,795,493

Electrical Equipment - 0.9%
Furukawa Electric Co., Ltd.	1,138,000	2,610,998
Mitsubishi Electric Corp.	203,000	1,945,519
Sumitomo Electric Industries Ltd.	1,055,300	11,425,399

		15,981,916

Industrial Conglomerates - 0.8%
Cookson Group PLC	373,870	2,950,713
Keppel Corp., Ltd.	1,449,600	10,375,997

		13,326,710

Company	Shares	U.S. $ Value
Professional Services - 4.7%
Bureau Veritas SA	199,460	14,487,854
Capita Group PLC (The)	3,036,120	29,607,252
Experian PLC	916,750	12,460,965
Intertek Group PLC	534,782	16,887,877
Randstad Holding NV	178,300	5,245,131

		78,689,079

Road & Rail - 0.7%
DSV A/S	339,118	6,060,040
East Japan Railway Co.	32,300	2,058,748
Nippon Express Co., Ltd.	919,000	3,572,466

		11,691,254

Trading Companies & Distributors - 0.9%
Mitsubishi Corp.	494,100	9,958,465
Mitsui & Co., Ltd.	295,700	4,583,127

		14,541,592

		194,173,145

Materials - 10.1%
Chemicals - 3.8%
Agrium, Inc. (Toronto)	91,250	6,124,834
Air Water, Inc.	182,000	2,309,949
DIC Corp.	1,112,000	2,016,035
Filtrona PLC	639,017	3,775,509
Incitec Pivot Ltd.	149,943	476,007
Israel Chemicals Ltd.	574,770	5,985,880
K&S AG	35,740	1,611,935
Koninklijke DSM NV	305,794	14,134,241
Mitsubishi Gas Chemical Co., Inc.	601,000	3,332,557
Orica Ltd.	261,770	6,477,246
Potash Corp. of Saskatchewan, Inc.	396,587	16,371,111
Ube Industries Ltd./Japan	533,000	1,456,847

		64,072,151

Construction Materials - 0.3%
Taiheiyo Cement Corp.	2,286,000	4,375,051

Metals & Mining - 6.0%
Agnico-Eagle Mines Ltd.	111,043	4,033,082
Anglo American PLC	250,800	9,264,588
ArcelorMittal (Euronext Amsterdam)	268,200	4,873,313
BHP Billiton PLC	317,370	9,278,521
JFE Holdings, Inc.	386,900	6,995,138
New Gold, Inc. (a)	333,100	3,361,245
Newcrest Mining Ltd.	470,240	14,330,609
OneSteel Ltd.	1,183,200	845,963
Randgold Resources Ltd.	37,650	3,849,286
Rio Tinto PLC	571,380	27,909,918
ThyssenKrupp AG	420,580	9,649,260
Xstrata PLC	364,150	5,544,240

		99,935,163

		168,382,365

Company	Shares	U.S. $ Value
Energy - 9.5%
Energy Equipment & Services - 2.4%
AMEC PLC	680,637	9,585,663
Petrofac Ltd.	384,231	8,593,425
Saipem SpA	87,050	3,682,542
Seadrill Ltd.	168,780	5,628,651
Technip SA	131,860	12,361,865

		39,852,146

Oil, Gas & Consumable Fuels - 7.1%
Afren PLC (a)	5,824,181	7,749,643
BG Group PLC	666,163	14,231,667
BP PLC	4,814,390	34,294,279
ENI SpA	565,900	11,667,519
JX Holdings, Inc.	1,496,200	9,028,964
Nexen, Inc. (Toronto)	706,043	11,234,314
OMV AG	157,691	4,776,775
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	708,282	25,817,459

		118,800,620

		158,652,766

Health Care - 6.4%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd.	32,300	2,051,408

Pharmaceuticals - 6.3%
AstraZeneca PLC	543,300	25,096,114
GlaxoSmithKline PLC	596,700	13,596,357
Novartis AG	266,140	15,194,745
Novo Nordisk A/S-Class B	143,820	16,522,500
Otsuka Holdings Co., Ltd.	91,500	2,568,022
Roche Holding AG	89,500	15,136,084
Sanofi	147,018	10,746,678
Shire PLC	164,457	5,715,553

		104,576,053

		106,627,461

Telecommunication Services - 4.6%
Diversified Telecommunication Services - 2.9%
Chorus Ltd. (a)	365,789	890,427
Nippon Telegraph & Telephone Corp.	383,500	19,523,952
Telecom Corp. of New Zealand Ltd.	465,474	743,368
Telecom Italia SpA (ordinary shares)	8,540,400	9,128,486
Telecom Italia SpA (savings shares)	4,669,900	4,178,660
Telstra Corp. Ltd.	2,242,120	7,625,503
Vivendi SA	288,150	6,290,175

		48,380,571

Wireless Telecommunication Services - 1.7%
NTT DoCoMo, Inc.	5,195	9,538,124
Vodafone Group PLC	6,624,925	18,470,980

		28,009,104

		76,389,675

Company	Shares	U.S. $ Value
Information Technology - 3.3%
Computers & Peripherals - 0.9%
Fujitsu Ltd.	1,634,000	8,472,200
Logitech International SA (a)	741,807	5,754,745

		14,226,945

Internet Software & Services - 0.9%
Kakaku.com, Inc.	98,600	3,615,483
Telecity Group PLC (a)	1,064,688	10,698,124

		14,313,607

Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	785,000	5,837,093

Semiconductors & Semiconductor Equipment - 0.0%
Sumco Corp. (a)	81,900	602,889

Software - 1.2%
Aveva Group PLC	120,187	2,671,804
Nintendo Co., Ltd.	19,200	2,636,008
SAP AG	131,980	6,980,640
Temenos Group AG (a)	488,250	7,970,777

		20,259,229

		55,239,763

Utilities - 1.9%
Electric Utilities - 1.2%
E.ON AG	630,200	13,580,904
EDP-Energias de Portugal SA	1,908,610	5,894,499

		19,475,403

Gas Utilities - 0.7%
Gas Natural SDG SA	533,870	9,149,921
Tokyo Gas Co., Ltd.	546,000	2,516,278

		11,666,199

		31,141,602

Total Common Stocks (cost $1,738,462,454)		1,565,560,502

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
State Street Bank & Trust Co. 0.01%, dated 12/30/11 due 1/03/12 in the amount of $25,000,028 (collateralized by $25,250,000 U.S. Treasury Note, 0.625%, due 7/15/14, value $25,500,105) (cost $25,000,000)	$25,000	25,000,000

U.S. $ Value
Total Investments - 95.4% (cost $1,763,462,454) (b)	$1,590,560,502
Other assets less liabilities - 4.6% (c)	75,969,584

Net Assets - 100.0%	$1,666,530,086

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	1,155	March 2012	$34,287,889	$34,501,351	$213,462
FTSE 100 Index Futures	134	March 2012	11,427,258	11,520,527	93,269
Topix Index Futures	124	March 2012	11,766,315	11,728,206	(38,109)

					$268,622

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank N.A.:
Australian Dollar settling 3/15/12	43,001	$43,338,988	$43,634,037	$295,049
Euro settling 3/15/12	47,269	61,515,971	61,215,421	(300,550)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/15/12	4,193	4,073,959	4,109,305	35,346
Deutsche Bank AG London:
Swiss Franc settling 3/15/12	54,609	58,934,815	58,223,515	(711,300)
HSBC BankUSA:
Norwegian Krone settling 3/15/12	264,019	45,461,574	44,031,224	(1,430,350)
Royal Bank of Canada:
Canadian Dollar settling 3/15/12	5,638	5,437,603	5,525,462	87,859
Royal Bank of Scotland PLC:
Swedish Krona settling 3/15/12	376,428	55,210,912	54,516,542	(694,370)
Standard Chartered Bank:
Australian Dollar settling 3/15/12	20,300	20,512,541	20,598,845	86,304
Sale Contracts
Barclays Bank PLC Wholesale:
Australian Dollar settling 3/15/12	4,471	4,406,081	4,536,819	(130,738)
Euro settling 3/15/12	20,698	28,280,712	26,804,815	1,475,897
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/15/12	55,657	54,720,190	54,546,047	174,143
HSBC BankUSA:
Great British Pound settling 3/15/12	59,120	92,528,121	91,751,086	777,035
Swiss Franc settling 3/15/12	3,692	3,930,126	3,936,369	(6,243)
Swiss Franc settling 3/15/12	54,609	58,131,167	58,223,515	(92,348)
Standard Chartered Bank:
Euro settling 3/15/12	35,505	47,318,579	45,980,528	1,338,051

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
UBS AG:
Norwegian Krone settling 3/15/12	26,367	$4,391,925	$4,397,302	$(5,377)

				$898,408

(a)	Non-income producing security.
(b)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,348,448 and gross unrealized depreciation of investments was $(264,250,400), resulting in net unrealized depreciation of $(172,901,952).
(c)	An amount of U.S. $3,800,617 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REG	–	Registered Shares

COUNTRY BREAKDOWN *

33.6%	United Kingdom
20.1%	Japan
6.0%	France
5.4%	Germany
5.4%	Hong Kong
4.8%	Switzerland
4.1%	Australia
3.5%	Canada
3.1%	Netherlands
2.5%	Belgium
2.3%	Italy
2.3%	Singapore
2.0%	Sweden
1.5%	Spain
3.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Austria, Denmark, Israel, Luxembourg, New Zealand, Norway and Portugal.

Sanford C. Bernstein Fund, Inc. - International Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of

December 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$5,676,246		$332,697,495		$	– 0	–	$338,373,741
Consumer Discretionary	7,432,442		229,562,828			– 0	–	236,995,270
Consumer Staples	– 0	–	199,584,714			– 0	–	199,584,714
Industrials	– 0	–	194,173,145			– 0	–	194,173,145
Materials	29,890,272		138,492,093			– 0	–	168,382,365
Energy	11,234,314		147,418,452			– 0	–	158,652,766
Health Care	– 0	–	106,627,461			– 0	–	106,627,461
Telecommunication Services	890,427		75,499,248			– 0	–	76,389,675
Information Technology	– 0	–	55,239,763			– 0	–	55,239,763
Utilities	– 0	–	31,141,602			– 0	–	31,141,602
Short-Term Investments	– 0	–	25,000,000			– 0	–	25,000,000

Total Investments in Securities	55,123,701		1,535,436,801	+		– 0	–	1,590,560,502
Other Financial Instruments* :
Assets:
Futures Contracts	306,731		– 0	–		– 0	–	306,731
Forward Currency Exchange Contracts	– 0	–	4,269,684			– 0	–	4,269,684
Liabilities:
Futures Contracts	(38,109)		– 0	–		– 0	–	(38,109)
Forward Currency Exchange Contracts	– 0	–	(3,371,276)			– 0	–	(3,371,276)

Total	$55,392,323		$1,536,335,209		$	– 0	–	$1,591,727,532

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 24.0%
Commercial Banks - 18.0%
Allahabad Bank	587,800	$1,265,787
Banco do Brasil SA	1,913,600	24,314,338
Banco do Estado do Rio Grande do Sul (Preference Shares)	453,400	4,861,547
Banco Santander Brasil SA/Brazil (ADR)	404,700	3,294,258
Bank Negara Indonesia Persero Tbk PT	18,801,431	7,864,506
Bank of Baroda	231,722	2,860,391
Bank of China Ltd.	9,583,900	3,526,671
Bank of India	584,000	2,900,965
Bank Rakyat Indonesia Persero Tbk PT	24,882,000	18,495,352
Canara Bank	1,351,000	9,272,744
China Construction Bank Corp.-Class H	9,073,400	6,302,475
CIMB Group Holdings Bhd	4,342,900	10,183,554
DGB Financial Group, Inc. (a)	392,150	4,408,341
Grupo Financiero Banorte SAB de CV-Class O	1,835,585	5,557,516
Hana Financial Group, Inc.	455,000	14,099,216
HDFC Bank Ltd.	1,447,050	11,619,823
Industrial & Commercial Bank of China-Class H	21,719,000	12,856,294
Itau Unibanco Holding SA (ADR)	29,000	538,240
Itausa - Investimentos Itau SA (Preference Shares)	2,859,493	17,292,631
KB Financial Group, Inc. (a)	251,327	7,919,418
Komercni Banka AS	22,321	3,762,233
NOMOS-BANK (GDR) (a)(b)	116,166	1,097,769
Punjab National Bank	483,986	7,114,145
Sberbank of Russia (Sponsored ADR) (a)	1,002,500	9,964,850
Shinhan Financial Group Co., Ltd. (a)	261,946	9,058,151
Siam Commercial Bank PCL	540,300	1,969,398
Turkiye Garanti Bankasi AS	1,814,796	5,641,958
Turkiye Halk Bankasi AS	917,600	4,782,490
Turkiye Is Bankasi-Class C	1,707,939	2,979,399
Turkiye Sinai Kalkinma Bankasi AS	1,407,533	1,356,356
Turkiye Vakiflar Bankasi Tao-Class D	2,332,320	3,011,015
Union Bank of India	829,964	2,674,260
		222,846,091
Diversified Financial Services - 1.4%
FirstRand Ltd.	5,346,359	13,719,179
Fubon Financial Holding Co., Ltd.	1,797,340	1,898,719
Warsaw Stock Exchange	137,940	1,406,314
		17,024,212
Insurance - 1.4%
AIA Group Ltd.	5,747,200	17,890,580
Real Estate Management & Development - 2.4%
BR Malls Participacoes SA	169,558	1,647,174
China Overseas Land & Investment Ltd.	6,336,000	10,515,110
Etalon Group Ltd. (GDR) (a)(b)	379,682	1,777,717
Evergrande Real Estate Group Ltd.	22,981,000	9,456,356
KWG Property Holding Ltd.	4,373,800	1,469,321
Shenzhen Investment Ltd.	10,498,800	1,873,944
Soho China Ltd.	4,688,500	3,118,617
		29,858,239

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.8%
Housing Development Finance Corp.	837,295	10,217,418
		297,836,540
Information Technology - 17.2%
Communications Equipment - 0.4%
HTC Corp.	260,950	4,277,164
Computers & Peripherals - 2.3%
Lite-On Technology Corp.	3,434,527	3,864,127
Pegatron Corp.	8,473,000	9,206,708
Quanta Computer, Inc.	3,119,000	6,555,538
Wistron Corp.	7,361,254	9,312,939
		28,939,312
Electronic Equipment, Instruments & Components - 2.5%
AU Optronics Corp.	18,402,155	7,941,321
Chroma ATE, Inc.	946,320	1,854,468
Ju Teng International Holdings Ltd.	4,594,000	525,088
LG Display Co., Ltd. (a)	572,920	12,160,749
Unimicron Technology Corp.	5,189,000	6,094,048
Yageo Corp.	10,973,000	2,837,875
		31,413,549
Internet Software & Services - 1.2%
Baidu, Inc./China (Sponsored ADR) (a)	50,470	5,878,241
Mail.ru Group Ltd. (GDR) (a)(b)	106,900	2,775,457
Tencent Holdings Ltd.	300,200	6,007,160
		14,660,858
IT Services - 0.7%
Tata Consultancy Services Ltd.	386,550	8,407,852
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Semiconductor Engineering, Inc.	14,984,238	12,837,469
Advanced Semiconductor Engineering, Inc. (ADR)	969,596	4,208,046
MediaTek, Inc.	182,000	1,665,846
Powertech Technology, Inc.	6,662,260	14,086,628
Samsung Electronics Co., Ltd.	64,151	59,008,484
Samsung Electronics Co., Ltd. (Preference Shares)	18,570	10,762,492
Taiwan Semiconductor Manufacturing Co., Ltd.	7,808,120	19,509,358
Trina Solar Ltd. (Sponsored ADR) (a)	235,080	1,570,334
Vanguard International Semiconductor Corp.	4,151,000	1,441,843
		125,090,500
		212,789,235
Energy - 16.6%
Oil, Gas & Consumable Fuels - 16.6%
Afren PLC (a)	3,469,102	4,615,980
Alliance Oil Co., Ltd. (GDR) (a)	221,000	2,738,184
Banpu PCL	276,200	4,773,298
China Petroleum & Chemical Corp.-Class H	21,489,000	22,613,574
CNOOC Ltd.	10,534,000	18,422,711
Exillon Energy PLC (a)	310,477	1,208,787
Gazprom OAO (Sponsored ADR)	3,545,382	37,868,225
KazMunaiGas Exploration Production (GDR) (b)	325,004	4,858,810

Company	Shares	U.S. $ Value
LUKOIL OAO (London) (Sponsored ADR)	410,160	21,820,512
NovaTek OAO (Sponsored GDR) (b)	67,370	8,429,873
OGX Petroleo e Gas Participacoes SA (a)	524,000	3,826,232
Petroleo Brasileiro SA (ADR)	45,440	1,129,184
Petroleo Brasileiro SA (Sponsored ADR)	1,588,190	37,306,583
PTT PCL	1,030,700	10,388,672
QGEP Participacoes SA	349,500	3,091,677
Rosneft Oil Co. (GDR) (b)	1,102,188	7,274,441
Thai Oil PCL	2,375,400	4,404,466
Ultrapar Participacoes SA	292,800	5,024,811
YPF SA (Sponsored ADR)	153,810	5,334,131
		205,130,151
Consumer Discretionary - 14.2%
Auto Components - 0.6%
Apollo Tyres Ltd.	1,350,678	1,491,319
Gajah Tunggal Tbk PT	5,905,500	1,947,606
Hyundai Mobis (a)	17,380	4,415,770
		7,854,695
Automobiles - 3.9%
Astra International Tbk PT	883,000	7,195,648
Dongfeng Motor Group Co., Ltd.-Class H	6,704,000	11,515,775
DRB-Hicom Bhd	2,860,500	1,840,140
Hyundai Motor Co. (a)	68,712	12,727,354
Kia Motors Corp. (a)	194,800	11,303,801
Maruti Suzuki India Ltd.	83,620	1,446,760
Tofas Turk Otomobil Fabrikasi AS	482,320	1,506,101
		47,535,579
Distributors - 0.9%
Dah Chong Hong Holdings Ltd.	4,906,000	5,756,445
Imperial Holdings Ltd.	351,335	5,375,280
		11,131,725
Diversified Consumer Services - 0.1%
Estacio Participacoes SA	156,500	1,509,414
Hotels, Restaurants & Leisure - 1.3%
Ajisen China Holdings Ltd.	2,130,000	2,342,506
Sands China Ltd. (a)	3,298,000	9,252,826
Shangri-La Asia Ltd.	2,826,000	4,868,044
		16,463,376
Household Durables - 2.8%
Brookfield Incorporacoes SA	2,632,400	6,985,863
LG Electronics, Inc. (a)	132,877	8,599,223
PDG Realty SA Empreendimentos e Participacoes	1,153,682	3,649,229
Rossi Residencial SA	1,342,400	5,757,512
Turkiye Sise ve Cam Fabrikalari AS	3,594,738	5,403,031
Urbi Desarrollos Urbanos SAB de CV (a)	3,535,700	4,023,513
		34,418,371
Leisure Equipment & Products - 0.2%
Altek Corp.	3,150,297	2,504,270

Company	Shares	U.S. $ Value
Media - 1.4%
Focus Media Holding Ltd. (ADR) (a)	289,030	5,633,195
Naspers Ltd.	267,615	11,689,822

		17,323,017

Specialty Retail - 1.4%
Belle International Holdings Ltd.	4,002,000	6,973,092
Lewis Group Ltd.	423,900	4,207,925
Zhongsheng Group Holdings Ltd.	3,893,000	6,443,415

		17,624,432

Textiles, Apparel & Luxury Goods - 1.6%
Alpargatas SA (Preference Shares)	376,000	2,499,611
Daphne International Holdings Ltd.	3,778,000	4,196,833
Pacific Textile Holdings Ltd.	3,118,000	1,763,205
Shenzhou International Group Holdings Ltd.	1,365,000	1,848,537
Trinity Ltd.	2,274,000	1,638,699
Yue Yuen Industrial Holdings Ltd.	2,385,500	7,527,776

		19,474,661

		175,839,540

Materials - 9.7%
Chemicals - 1.9%
Braskem SA (Preference Shares)	390,500	2,679,748
Huabao International Holdings Ltd.	4,165,000	2,127,331
Hyosung Corp. (a)	90,740	4,226,389
Israel Chemicals Ltd.	368,660	3,839,369
LG Chem Ltd. (a)	18,620	5,134,575
SKC Co., Ltd. (a)	162,910	5,395,565

		23,402,977

Construction Materials - 0.1%
BBMG Corp.	2,386,000	1,570,241
West China Cement Ltd.	1,750,000	291,691

		1,861,932

Metals & Mining - 7.6%
African Minerals Ltd. (a)	395,620	2,703,518
Antofagasta PLC	266,400	5,038,304
Centamin PLC (a)	1,744,466	2,232,344
Cia de Minas Buenaventura SA (ADR)-Class B	81,300	3,117,042
Exxaro Resources Ltd.	769,165	15,980,518
First Quantum Minerals Ltd.	249,300	4,906,469
KGHM Polska Miedz SA	342,260	10,917,490
Koza Altin Isletmeleri AS	583,648	7,735,744
Mongolian Mining Corp. (a)	4,343,500	3,273,158
Poongsan Corp. (a)	165,120	3,765,694
Real Gold Mining Ltd. (c)(d)	1,788,000	660,952
Vale SA (Sponsored ADR) (Local Preference Shares)	1,553,920	32,010,752
Xingda International Holdings Ltd.	3,011,000	1,352,383

		93,694,368

Paper & Forest Products - 0.1%
China Forestry Holdings Co., Ltd. (a)(c)(d)	6,430,000	718,703

		119,677,980

Company	Shares	U.S. $ Value
Consumer Staples - 4.9%
Beverages - 0.9%
Cia Cervecerias Unidas SA	696,558	9,117,602
Cia Cervecerias Unidas SA (ADR)	32,400	2,044,440

		11,162,042

Food & Staples Retailing - 1.3%
China Resources Enterprise Ltd.	1,758,000	5,994,875
Magnit OJSC (GDR) (b)	147,680	3,124,909
Massmart Holdings Ltd.	145,494	3,040,209
Olam International Ltd.	2,702,181	4,429,333

		16,589,326

Food Products - 2.1%
Besunyen Holdings Co., Ltd.	4,131,000	621,472
China Mengniu Dairy Co., Ltd.	3,779,000	8,825,865
China Yurun Food Group Ltd.	4,313,000	5,637,426
CJ CheilJedang Corp. (a)	11,400	2,867,050
Cosan Ltd.	398,620	4,368,875
Gruma SAB de CV (a)	738,400	1,386,878
MHP SA (GDR) (a)(b)	159,400	1,707,174
Nong Shim Co., Ltd. (a)	2,210	446,464

		25,861,204

Tobacco - 0.6%
KT&G Corp. (a)	109,650	7,747,839

		61,360,411

Industrials - 4.8%
Construction & Engineering - 1.6%
Engineers India Ltd.	255,530	980,973
Larsen & Toubro Ltd.	299,490	5,604,467
Samsung Engineering Co., Ltd. (a)	78,210	13,694,941

		20,280,381

Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	353,340	6,767,829

Machinery - 0.4%
Hydraulic Machines (GDR) (a)(b)	364,500	1,609,267
Hydraulic Machines and Systems Group PLC (GDR) (a)(b)	125,900	555,848
Hyundai Heavy Industries Co., Ltd. (a)	13,830	3,092,244

		5,257,359

Marine - 0.4%
Grindrod Ltd.	971,727	1,683,246
SITC International Holdings Co., Ltd.	10,668,000	2,737,728

		4,420,974

Road & Rail - 1.1%
All America Latina Logistica SA	993,300	4,952,521
Localiza Rent a Car SA	487,869	6,695,857
TransContainer OAO (GDR) (b)	247,768	1,932,590

		13,580,968

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	464,500	4,318,034

Transportation Infrastructure - 0.4%
DP World Ltd.	247,930	2,402,442
Jiangsu Expressway Co., Ltd.	700,000	642,407
OHL Mexico SAB de CV (a)	845,170	1,302,153

		4,347,002

		58,972,547

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 1.0%
LG Uplus Corp. (a)	596,580	3,838,118
Telefonica Brasil SA (ADR)	308,590	8,433,765

		12,271,883

Wireless Telecommunication Services - 2.2%
America Movil SAB de CV Series L (ADR)	1,022,774	23,114,693
China Mobile Ltd.	79,000	767,531
Sistema JSFC (Sponsored GDR) (b)	222,990	3,748,462

		27,630,686

		39,902,569

Utilities - 2.9%
Electric Utilities - 1.8%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares)	159,758	3,126,212
Enersis SA (Sponsored ADR)	464,672	8,192,167
Light SA	722,000	11,147,889

		22,466,268

Gas Utilities - 0.2%
Aygaz AS	589,624	2,739,845

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo (a)	257,600	7,185,594
Cia de Saneamento de Minas Gerais-COPASA	205,100	3,672,612

		10,858,206

		36,064,319

Health Care - 0.7%
Pharmaceuticals - 0.7%
Aspen Pharmacare Holdings Ltd. (a)	574,092	6,872,703
Pharmstandard OJSC (GDR) (a)(b)	154,239	2,169,324

		9,042,027

Total Common Stocks (cost $1,264,798,292)		1,216,615,319

Company	Shares	U.S. $ Value
WARRANTS - 1.3%
Financials - 1.0%
Commercial Banks - 1.0%
Bank Muscat SAOG, Citigroup Global Markets Holdings, Inc., expiring 10/28/13 (a)	621,700	1,222,262
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	495,520	11,362,274

		12,584,536

Industrials - 0.3%
Air Freight & Logistics - 0.3%
Agility, Inc., Credit Suisse International, expiring 3/14/12 (a)	2,655,500	3,578,817

Total Warrants (cost $16,725,104)		16,163,353

Total Investments - 99.5% (cost $1,281,523,396) (e)		1,232,778,672
Other assets less liabilities - 0.5%		6,553,253

Net Assets - 100.0%		$1,239,331,925

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $41,061,641 or 3.3% of net assets.
(c)	Fair valued.
(d)	Illiquid security.
(e)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $153,744,136 and gross unrealized depreciation of investments was $(202,488,860), resulting in net unrealized depreciation of $(48,744,724).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSFC	-	Joint Stock Financial Corporation
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

16.8%	Brazil
16.6%	South Korea
14.1%	China
8.9%	Taiwan
8.6%	Russia
6.0%	South Africa
5.3%	India
4.0%	Hong Kong
2.9%	Indonesia
2.9%	Mexico
2.8%	Turkey
1.8%	Thailand
1.6%	Chile
1.2%	United Kingdom
6.5%	Other

100.0%	Total Investments

*	All data are as of December 31, 2011. The Portfolio's country breakdown is expressed as a percentage of long-term investments and may vary over time. "Other" country weightings represent 1.0% or less in the following countries: Argentina, Canada, Czech Republic, Israel, Kazakhstan, Kuwait, Malaysia, Mongolia, Oman, Peru, Poland, Qatar, Singapore, Sweden, Ukraine and United Arab Emirates.

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Financials	$78,613,965		$216,155,408		$3,067,167		$297,836,540
Information Technology	12,062,221		200,727,014		– 0	–	212,789,235
Energy	33,178,502		157,158,511		14,793,138		205,130,151
Consumer Discretionary	30,058,337		145,781,203		– 0	–	175,839,540
Materials	20,671,347		97,626,978		1,379,655		119,677,980
Consumer Staples	21,749,878		39,610,533		– 0	–	61,360,411
Industrials	17,285,563		41,686,984		– 0	–	58,972,547
Telecommunication Services	35,296,920		4,605,649		– 0	–	39,902,569
Utilities	33,324,474		2,739,845		– 0	–	36,064,319
Health Care	– 0	–	9,042,027		– 0	–	9,042,027
Warrants	– 0	–	3,578,817		12,584,536		16,163,353

Total Investments in Securities	282,241,207		918,712,969	+	31,824,496		1,232,778,672
Other Financial Instruments* :	– 0	–	– 0	–	– 0	–	– 0	–

Total	$282,241,207		$918,712,969		$31,824,496		$1,232,778,672

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	FINANCIALS		ENERGY		MATERIALS
Balance as of 9/30/11	$1,950,523		$12,231,415		$	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–		– 0	–
Realized gain (loss)	(430,811)		188,625			– 0	–
Change in unrealized appreciation/depreciation	746,498		2,283,427			(641,893)
Purchases	556,081		1,308,944			– 0	–
Sales	(1,546,467)		(1,219,273)			– 0	–
Transfers in to Level 3	1,791,343		– 0	–		2,021,548
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 12/31/11	$3,067,167		$14,793,138			$1,379,655

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$746,498		$2,283,427			$(641,892)

	WARRANTS			TOTAL
Balance as of 9/30/11	$	– 0	–	$14,181,938
Accrued discounts/(premiums)		– 0	–	– 0	–
Realized gain (loss)		300,296		58,110
Change in unrealized appreciation/depreciation		363,940		2,751,972
Purchases		– 0	–	1,865,025
Sales		(3,443,522)		(6,209,262)
Transfers in to Level 3		15,363,822		19,176,713
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 12/31/11		$12,584,536		$31,824,496

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$363,940		$2,751,973

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 26.5%
Mexico - 1.6%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	987,805	$78,468,372

United States - 24.9%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	70,215	91,882,928
4.625%, 2/15/40		123,568	166,662,745
4.75%, 2/15/37		5	6,791
5.375%, 2/15/31		22,700	32,354,582
U.S. Treasury Notes
0.875%, 11/30/16		41,015	41,139,973
1.00%, 8/31/16		340,765	344,492,288
1.50%, 6/30/16		151,455	156,625,825
1.75%, 1/31/14		15	15,458
2.00%, 11/15/21		21,415	21,659,259
2.625%, 7/31/14-11/15/20		357,190	385,228,443

			1,240,068,292

Total Governments - Treasuries (cost $1,240,001,555)			1,318,536,664

MORTGAGE PASS-THROUGH’S - 25.4%
Agency Fixed Rate 30-Year - 20.6%
Federal Home Loan Mortgage Corp. Gold
4.50%, 11/01/39-4/01/41		105,739	112,023,833
5.00%, 8/01/33		13	14,496
5.50%, 4/01/38		43,412	47,012,228
Series 2007
4.50%, 1/01/37-3/01/37		6,070	6,433,155
5.50%, 7/01/35		7,956	8,645,198
Federal National Mortgage Association
4.00%, TBA		177,315	186,236,161
3.50%, 12/01/41		73,444	75,621,717
4.00%, 1/01/41		19,874	20,871,839
5.50%, 11/01/33-6/01/38		63,354	68,907,426
6.00%, 3/01/31-4/01/40		94,322	103,681,587
6.50%, 8/01/31-8/01/34		40	45,535
Series 2003
5.00%, 11/01/33		15,606	16,853,417
5.50%, 4/01/33-7/01/33		29,059	31,655,058
Series 2004
5.00%, 4/01/34		6	7,012
5.50%, 4/01/34-11/01/34		24,474	26,656,643
6.00%, 9/01/34-10/01/34		13,199	14,640,747
Series 2005
4.50%, 8/01/35-9/01/35		29,971	31,896,153
5.50%, 2/01/35		22,333	24,324,725
6.00%, 4/01/35		4,597	5,113,500
Series 2006
5.00%, 2/01/36		36,813	39,745,350
5.50%, 4/01/36		5,549	6,043,088
6.00%, 10/01/31		19	20,952
Series 2007
4.50%, 9/01/35		22,342	23,787,340
5.00%, 7/01/36		9,982	10,779,144

	Principal Amount (000)	U.S. $ Value
6.00%, 3/01/37	82	90,418
Series 2008
5.50%, 12/01/35-5/01/38	56,598	61,616,280
6.00%, 3/01/37-5/01/38	76,920	84,701,959
Series 2010
6.00%, 4/01/40	19,250	21,159,649
Government National Mortgage Association
Series 1996
8.50%, 11/15/26	1	683

		1,028,585,293

Agency Fixed Rate 15-Year - 2.7%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17	10	11,274
Federal National Mortgage Association
4.50%, TBA	96,800	103,182,750
4.50%, 6/01/19-7/01/26	28,360	30,210,084

		133,404,108

Agency ARMs - 2.1%
Federal Home Loan Mortgage Corp.
4.253%, 9/01/37 (a)	12,405	13,211,131
5.243%, 5/01/38 (a)	25,672	27,289,093
Series 2005
2.62%, 5/01/35 (b)	5,830	6,206,001
Series 2006
6.097%, 3/01/34 (a)	3,809	3,976,499
3.21%, 12/01/36 (b)	3	3,336
Series 2007
5.919%, 2/01/37 (b)	4,798	5,006,129
5.874%, 3/01/37 (b)	4	4,175
Federal National Mortgage Association
4.758%, 10/01/39 (a)	11,669	12,276,649
4.995%, 8/01/38 (b)	6,780	7,193,273
Series 2006
2.075%, 3/01/36 (a)	2,660	2,791,269
2.261%, 2/01/36 (a)	4,973	5,296,698
Series 2007
2.441%, 3/01/34 (a)	5,433	5,677,754
3.136%, 8/01/37 (a)	5,014	5,317,587
5.961%, 10/01/37 (b)	3,533	3,756,901
Series 2009
2.50%, 5/01/38 (b)	5,981	6,370,001

		104,376,496

Total Mortgage Pass-Through’s (cost $1,224,890,258)		1,266,365,897

CORPORATES - INVESTMENT GRADES - 21.4%
Industrial - 9.3%
Basic - 1.0%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	8,125	7,952,344

	Principal Amount (000)	U.S. $ Value
ArcelorMittal
6.125%, 6/01/18	6,526	6,444,830
ArcelorMittal USA LLC
6.50%, 4/15/14	5,578	5,897,246
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	3	3,639
Dow Chemical Co. (The)
7.375%, 11/01/29	700	888,379
7.60%, 5/15/14	6,437	7,279,075
8.55%, 5/15/19	3,226	4,220,666
International Paper Co.
5.30%, 4/01/15	15	16,222
7.95%, 6/15/18	7,555	9,196,165
Packaging Corp. of America
5.75%, 8/01/13	4,135	4,357,570
PPG Industries, Inc.
5.75%, 3/15/13	5,115	5,391,282
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	5	6,027

		51,653,445

Capital Goods - 0.5%
General Electric Co.
5.25%, 12/06/17	150	172,164
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	1,133	1,167,521
John Deere Capital Corp.
5.25%, 10/01/12	5	5,174
Owens Corning
6.50%, 12/01/16	8,371	9,135,959
Republic Services, Inc.
5.25%, 11/15/21	4,903	5,559,453
5.50%, 9/15/19	6,718	7,753,062
United Technologies Corp.
4.875%, 5/01/15	5	5,617

		23,798,950

Communications - Media - 2.0%
CBS Corp.
5.625%, 8/15/12	94	96,487
5.75%, 4/15/20	7,030	7,890,310
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	5,580	7,950,931
Comcast Corp.
5.15%, 3/01/20	11,000	12,509,552
5.30%, 1/15/14	15	16,163
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	3,225	3,353,191
4.75%, 10/01/14	4,555	4,920,152
News America, Inc.
6.55%, 3/15/33	3,525	3,838,415
9.25%, 2/01/13	6,725	7,243,726
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	10,897	13,600,382
Time Warner Cable, Inc.
7.50%, 4/01/14	5,275	5,906,180
8.75%, 2/14/19	10	12,769

	Principal Amount (000)	U.S. $ Value
Time Warner Entertainment Co. LP
8.375%, 3/15/23	10,470	13,636,149
Virgin Media Secured Finance PLC
5.25%, 1/15/21	4,519	4,787,786
WPP Finance 2010
4.75%, 11/21/21 (c)	1,637	1,625,073
WPP Finance UK
8.00%, 9/15/14	9,922	11,052,205

		98,439,471

Communications - Telecommunications - 1.0%
American Tower Corp.
5.05%, 9/01/20	10,745	10,764,438
AT&T Corp.
8.00%, 11/15/31	1,800	2,542,606
AT&T, Inc.
4.45%, 5/15/21	6,258	6,874,188
5.80%, 2/15/19	50	59,001
BellSouth Corp.
5.20%, 9/15/14	50	55,275
Telecom Italia Capital SA
6.175%, 6/18/14	9,805	9,431,086
6.375%, 11/15/33	1,380	1,045,136
7.175%, 6/18/19	5,770	5,407,113
United States Cellular Corp.
6.70%, 12/15/33	14,345	14,403,370
Verizon Communications, Inc.
5.25%, 4/15/13	5	5,276
5.55%, 2/15/16	50	57,214
Vodafone Group PLC
5.75%, 3/15/16	20	23,058

		50,667,761

Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	9,394	10,141,575

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	5,650	6,083,468
7.625%, 4/15/31	5	6,454
Turner Broadcasting System, Inc.
8.375%, 7/01/13	11,372	12,529,738
Viacom, Inc.
5.625%, 9/15/19	10,995	12,343,669

		30,963,329

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE Series J
5.625%, 2/15/13	12,589	13,124,385

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19	25	29,666
5.80%, 10/15/17	50	60,907

		90,573

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	5,720	6,972,154
Wal-Mart Stores, Inc.
5.80%, 2/15/18	100	122,583

		7,094,737

Consumer Non-Cyclical - 1.0%
Abbott Laboratories
5.875%, 5/15/16	90	105,580
Ahold Finance USA LLC
6.875%, 5/01/29	12,145	15,737,199
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	5,363	5,613,275
5.875%, 5/15/13	8,910	9,273,662
8.50%, 6/15/19	5	6,086
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	11,945	12,728,843
Delhaize Group SA
5.875%, 2/01/14	2,960	3,212,701
Thermo Fisher Scientific, Inc.
4.70%, 5/01/20	5	5,652
Whirlpool Corp.
8.60%, 5/01/14	1,270	1,417,483

		48,100,481

Energy - 0.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	2,851	3,231,751
6.45%, 9/15/36	3,420	3,899,145
Apache Corp.
5.25%, 4/15/13	5	5,290
Marathon Petroleum Corp.
3.50%, 3/01/16	1,677	1,707,005
5.125%, 3/01/21	2,842	2,968,955
Nabors Industries, Inc.
9.25%, 1/15/19	8,921	11,221,681
Noble Energy, Inc.
8.25%, 3/01/19	10,594	13,776,364
Noble Holding International Ltd.
4.90%, 8/01/20	975	1,032,838
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	6,870	8,884,916

		46,727,945

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (c)	12,486	10,737,960

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	1,962	2,196,906
Computer Sciences Corp.
5.50%, 3/15/13	6,566	6,533,170
Hewlett-Packard Co.
4.65%, 12/09/21	5,664	5,975,973
Motorola Solutions, Inc.
7.50%, 5/15/25	985	1,162,105

	Principal Amount (000)	U.S. $ Value
Oracle Corp.
4.95%, 4/15/13	3	3,168
Xerox Corp.
8.25%, 5/15/14	11,120	12,547,597

		28,418,919

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	6,475	6,910,249
5.75%, 12/15/16	4,230	4,692,339

		11,602,588

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	2,182	2,476,121

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	13,450	13,006,728
Con-way, Inc.
6.70%, 5/01/34	8,260	8,151,720
Ryder System, Inc.
5.85%, 11/01/16	3,664	4,211,676
7.20%, 9/01/15	3,534	4,176,570

		29,546,694

		463,584,934

Financial Institutions - 8.8%
Banking - 4.8%
American Express Co.
8.125%, 5/20/19	15	19,393
Bank of America Corp.
5.625%, 7/01/20	2,100	1,939,841
7.375%, 5/15/14	6,790	7,040,273
Series L
5.65%, 5/01/18	5,690	5,421,165
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	5	5,377
5.55%, 1/22/17	12,930	13,669,570
5.70%, 11/15/14	13,830	15,040,540
Capital One Financial Corp.
4.75%, 7/15/21	5	5,146
Citigroup, Inc.
5.30%, 1/07/16	50	51,845
5.375%, 8/09/20	18	18,509
5.50%, 4/11/13	8,995	9,183,202
6.50%, 8/19/13	9,375	9,759,028
8.50%, 5/22/19	7,395	8,704,551
Compass Bank
5.50%, 4/01/20	14,784	14,295,241
Countrywide Financial Corp.
6.25%, 5/15/16	5,826	5,488,873
Fifth Third Bancorp
6.25%, 5/01/13	10	10,512
Goldman Sachs Group, Inc. (The)
5.00%, 10/01/14	16	16,219
5.25%, 7/27/21	4,160	4,058,246

	Principal Amount (000)	U.S. $ Value
5.625%, 1/15/17	10	9,806
6.00%, 6/15/20	12,435	12,737,942
6.60%, 1/15/12	50	50,066
7.50%, 2/15/19	9,490	10,480,841
JPMorgan Chase & Co.
4.40%, 7/22/20	3,465	3,538,513
4.75%, 5/01/13	5	5,227
5.375%, 1/15/14	50	53,330
6.125%, 6/27/17	50	54,955
Macquarie Group Ltd.
4.875%, 8/10/17 (c)	13,330	12,571,576
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	3,400	3,204,701
Series B
5.30%, 9/30/15	30	28,830
Morgan Stanley
4.75%, 4/01/14	65	64,031
5.50%, 7/24/20	6,730	6,119,118
6.625%, 4/01/18	11,725	11,577,769
7.25%, 4/01/32	15	15,296
National Capital Trust II
5.486%, 3/23/15 (c)	3,116	2,835,161
Nationwide Building Society
6.25%, 2/25/20 (c)	13,470	13,364,678
PNC Funding Corp.
5.125%, 2/08/20	5	5,650
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	10,385	10,245,104
Santander US Debt SAU
2.991%, 10/07/13 (c)	13,400	12,810,574
Shinhan Bank
4.125%, 10/04/16 (c)	5,483	5,520,531
Societe Generale SA
2.50%, 1/15/14 (c)	6,205	5,745,830
UFJ Finance Aruba AEC
6.75%, 7/15/13	2,366	2,528,206
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)	6,080	4,575,534
Union Bank NA
5.95%, 5/11/16	11,795	12,764,537
Wachovia Corp.
5.50%, 5/01/13	12,875	13,584,400
Wells Fargo Bank NA
5.75%, 5/16/16	50	54,542

		239,274,279

Finance - 0.7%
General Electric Capital Corp.
4.80%, 5/01/13	26,490	27,731,904
5.625%, 5/01/18	20	22,400
HSBC Finance Corp.
6.676%, 1/15/21	110	113,784
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	8,690	8,708,488

		36,576,576

	Principal Amount (000)	U.S. $ Value
Insurance - 2.6%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	3,185	3,594,476
Allstate Corp. (The)
6.125%, 5/15/37	10,496	9,538,240
American International Group, Inc.
6.40%, 12/15/20	5,975	6,030,149
Coventry Health Care, Inc.
5.95%, 3/15/17	2,515	2,823,372
6.125%, 1/15/15	965	1,056,478
6.30%, 8/15/14	7,810	8,497,788
Genworth Financial, Inc.
6.515%, 5/22/18	10,439	9,580,361
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)	6,145	7,822,106
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	2,690	2,703,028
5.50%, 3/30/20	6,904	7,007,028
6.10%, 10/01/41	5	4,679
Humana, Inc.
6.30%, 8/01/18	1,210	1,352,928
6.45%, 6/01/16	1,105	1,223,347
7.20%, 6/15/18	2,380	2,776,184
Lincoln National Corp.
8.75%, 7/01/19	3,071	3,735,439
Markel Corp.
7.125%, 9/30/19	6,479	7,522,961
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)	5,950	8,703,410
Metlife Capital Trust IV
7.875%, 12/15/37 (c)	5,200	5,395,000
MetLife, Inc.
4.75%, 2/08/21	1,570	1,698,415
5.00%, 6/15/15	100	108,939
7.717%, 2/15/19	2,159	2,707,269
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	10,150	12,265,808
Principal Financial Group, Inc.
7.875%, 5/15/14	7,715	8,601,901
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (c)	7,410	6,514,131
XL Group PLC
5.25%, 9/15/14	7,525	7,957,800
6.25%, 5/15/27	5	5,067

		129,226,304

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)	4,965	4,852,886
ORIX Corp.
4.71%, 4/27/15	10,360	10,703,268

		15,556,154

REITS - 0.4%
ERP Operating LP
5.20%, 4/01/13	20	20,742

	Principal Amount (000)	U.S. $ Value
5.25%, 9/15/14	5	5,321
HCP, Inc.
5.375%, 2/01/21	9,111	9,551,836
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	7,078	7,260,124
Simon Property Group LP
4.375%, 3/01/21	5	5,291

		16,843,314

		437,476,627

Utility - 2.4%
Electric - 1.3%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)	5,615	6,005,242
Ameren Corp.
8.875%, 5/15/14	6,845	7,670,274
Carolina Power & Light Co.
6.50%, 7/15/12	5	5,149
Constellation Energy Group, Inc.
5.15%, 12/01/20	10,440	11,313,202
Duke Energy Carolinas LLC
3.90%, 6/15/21	4	4,390
FirstEnergy Corp.
Series C
7.375%, 11/15/31	5,275	6,487,074
Nisource Finance Corp.
6.80%, 1/15/19	13,300	15,577,572
Southern Co. (The)
Series A
5.30%, 1/15/12	3	3,004
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)	5,805	6,160,876
TECO Finance, Inc.
4.00%, 3/15/16	2,925	3,076,266
5.15%, 3/15/20	3,625	4,027,930
Union Electric Co.
6.70%, 2/01/19	1,205	1,463,885
Wisconsin Energy Corp.
6.25%, 5/15/67	5,810	5,812,905

		67,607,769

Natural Gas - 1.1%
DCP Midstream LLC
5.35%, 3/15/20 (c)	3,019	3,230,894
Energy Transfer Partners LP
6.70%, 7/01/18	3,915	4,343,399
7.50%, 7/01/38	8,376	9,563,072
EQT Corp.
8.125%, 6/01/19	6,556	7,689,985
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	5,095	5,182,308
TransCanada PipeLines Ltd.
6.35%, 5/15/67	12,800	12,843,072

	Principal Amount (000)		U.S. $ Value
Williams Partners LP
5.25%, 3/15/20		10,223	11,316,534

			54,169,264

			121,777,033

Non Corporate Sectors - 0.9%
Agencies - Not Government Guaranteed - 0.9%
Abu Dhabi National Energy Co.
4.125%, 3/13/17 (c)		9,379	9,480,181
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21 (c)		10,140	10,535,460
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		10,017	10,367,595
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		12,650	12,602,562

			42,985,798

Total Corporates - Investment Grades (cost $1,003,239,434)			1,065,824,392

AGENCIES - 8.2%
Agency Debentures - 8.2%
Federal Farm Credit Bank
0.344%, 4/26/13 (b)		100	100,156
0.354%, 6/26/13 (b)		64,000	64,112,512
Federal Home Loan Mortgage Corp.
3.75%, 3/27/19		50	57,076
Federal National Mortgage Association
0.312%, 11/23/12 (b)		120,665	120,795,363
4.375%, 10/15/15		125	141,249
6.25%, 5/15/29		9,730	13,698,546
6.625%, 11/15/30		74,395	110,190,377
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		119,840	99,889,756

Total Agencies (cost $374,627,288)			408,985,035

ASSET-BACKED SECURITIES - 4.5%
Autos - Fixed Rate - 2.7%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14		17,275	17,263,944
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		8,950	8,936,009
Series 2011-5, Class A2
1.19%, 8/08/15		6,110	6,104,986
CarMax Auto Owner Trust
Series 2009-2, Class A4
2.82%, 12/15/14		5,758	5,912,880
Series 2011-3, Class A3
1.07%, 6/15/16		6,305	6,305,052
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CA	D 18,428	18,086,483

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	17,572	17,552,543
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)		17,450	17,436,734
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (c)		15,980	15,961,386
Santander Drive Auto Receivables Trust
Series 2011-4, Class A2
1.37%, 3/16/15		7,118	7,112,432
Volkswagen Auto Lease Trust
Series 2011-A, Class A2
1.00%, 2/20/14		12,917	12,917,047

			133,589,496

Credit Cards - Floating Rate - 0.9%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.448%, 4/17/17 (b)		26,220	26,220,711
Discover Card Master Trust
Series 2009-A1, Class A1
1.578%, 12/15/14 (b)		6,330	6,363,575
Series 2009-A2, Class A
1.578%, 2/17/15 (b)		5,400	5,438,742
Series 2010-A1, Class A1
0.928%, 9/15/15 (b)		5,823	5,856,250

			43,879,278

Other ABS - Fixed Rate - 0.4%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		10,269	10,287,177
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		5,442	5,426,712
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)		8,033	8,032,991

			23,746,880

Home Equity Loans - Floating Rate - 0.3%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.744%, 4/25/37 (b)(d)		10,375	219,087
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.545%, 1/20/35 (b)		2,818	2,496,907
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.484%, 6/25/37 (b)		9,105	4,895,456

	Principal Amount (000)	U.S. $ Value
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.524%, 2/25/37 (b)(d)	5,911	47,610
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.894%, 5/25/33 (b)(d)	205	158,917
Soundview Home Equity Loan Trust
Series 2007-OPT3, Class 2A2
0.424%, 8/25/37 (b)	7,143	6,067,474

		13,885,451

Autos - Floating Rate - 0.1%
Navistar Financial Dealer Note Master Trust
Series 2011-1, Class A
1.444%, 10/25/16 (b)(c)	6,551	6,550,998

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.382%, 12/25/32	2,011	1,715,231
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	1,886	1,602,718

		3,317,949

Total Asset-Backed Securities (cost $247,815,757)		224,970,052

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
Non-Agency Fixed Rate CMBS - 3.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	10	10,806
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.72%, 9/11/38	18,895	21,076,636
Commercial Mortgage Pass Through Certificates
Series 2005-LP5, Class A2
4.63%, 5/10/43	5,957	5,966,048
Series 2006-C8, Class A4
5.306%, 12/10/46	10	10,844
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37	4,400	4,609,136
Series 2005-C1, Class A4
5.014%, 2/15/38	13,795	14,852,056
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.815%, 6/15/38	26,360	29,320,676

	Principal Amount (000)	U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42	5,840	6,272,417
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A2
4.475%, 7/10/39	19,920	19,913,119
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2, Class A2
5.091%, 5/15/41	8,545	8,900,595
Series 2005-LDP3, Class A4B
4.996%, 8/15/42	35	36,556
Series 2006-CB14, Class A4
5.481%, 12/12/44	6,750	7,340,504
Series 2006-CB16, Class A4
5.552%, 5/12/45	21,000	23,049,873
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36	35	36,567
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	2,208	2,227,584
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.906%, 6/12/46	11,735	13,098,243
Morgan Stanley Capital I
Series 2007-HQ13, Class A1
5.357%, 12/15/44	2,764	2,776,578
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A4
4.612%, 5/15/44	19,451	19,564,345
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 3/15/44 (c)	15,288	15,725,059

		194,787,642

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (b)(c)	5,835	5,652,452

Total Commercial Mortgage-Backed Securities (cost $189,028,218)		200,440,094

INFLATION-LINKED SECURITIES - 3.0%
United States - 3.0%
U.S. Treasury Inflation Index 1.875%, 7/15/13 (TIPS) (e) (cost $150,426,926)	144,148	150,736,341

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		8,297	8,442,198

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (c)		7,742	8,187,165

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		12,990	14,566,908

Russia - 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (c)		11,311	12,046,215

South Korea - 0.0%
Korea National Oil Corp.
4.00%, 10/27/16 (c)		1,782	1,829,998

Total Quasi-Sovereigns (cost $41,992,441)			45,072,484

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
United Kingdom - 0.5%
Royal Bank of Scotland PLC (The) 2.625%, 5/11/12 (c) (cost $23,309,739)		23,310	23,460,886

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,030

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (c)		11,649	11,998,470

Russia - 0.2%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (c)		9,210	10,695,171

Total Governments - Sovereign Bonds (cost $20,864,198)			22,696,671

CORPORATES - NON-INVESTMENT GRADES - 0.5%
Financial Institutions - 0.5%
Banking - 0.3%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,695	2,336,963
BankAmerica Capital II Series
2 8.00%, 12/15/26	U.S.$	5,957	5,361,300
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)		5,885	4,248,970

	Principal Amount (000)	U.S. $ Value
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	5	4,128

		11,951,361

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (f)	5,118	1,349,872
7.875%, 11/01/09 (f)	10,672	2,734,700
Series G
4.80%, 3/13/14 (f)	3,322	851,263

		4,935,835

Insurance - 0.1%
XL Group PLC
Series E
6.50%, 4/15/17	7,055	5,520,537

		22,407,733

Industrial - 0.0%
Basic - 0.0%
Weyerhaeuser Co.
7.375%, 3/15/32	5	5,248

Total Corporates - Non-Investment Grades (cost $33,578,238)		22,412,981

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Non-Agency Fixed Rate - 0.3%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
2.558%, 2/25/36	6,937	3,677,768
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.959%, 5/25/35	7,281	6,244,581
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.408%, 5/25/36	5,568	2,369,168
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
2.518%, 12/25/35	580	576,116

		12,867,633

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.208%, 12/25/35 (b)	3,580	2,106,598

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.85%, 5/28/35	1,605	1,130,847

Total Collateralized Mortgage Obligations (cost $25,505,026)		16,105,078

	Principal Amount (000)	U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
5.75%, 3/01/17	10	11,213
7.625%, 3/01/40	12,895	15,865,363

Total Local Governments - Municipal Bonds (cost $13,173,121)		15,876,576

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII 8.50% (cost $5,250,000)	210,000	5,289,375

	Principal Amount (000)
BANK LOANS - 0.1%
Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
4.81%, 5/01/14 (b)	3,500	3,143,000

Industrial - 0.0%
Communications - Media - 0.0%
Charter Communications Operating, LLC
2.30%, 3/06/14 (b)	39	38,848

Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(d)(f)	1,038	0

Consumer Non-Cyclical - 0.0%
Champion OPCO, LLC
10.50%, 12/31/13 (b)	4	3,226

Energy - 0.0%
GBGH, LLC (US Energy)
6.00%, 6/09/13 (b)(d)(g)	1,189	89,207
14.00%, 6/09/14 (b)(d)(g)(h)	506	0

		89,207

Technology - 0.0%
IPC Systems, Inc.
5.55%-5.83%, 6/01/15 (b)	2,000	1,658,340

		1,789,621

Total Bank Loans (cost $6,522,222)		4,932,621

	Shares		U.S. $ Value
COMMON STOCKS - 0.0%
Champion Holdco, LLC (d)(g)(i) (cost $81,903)		158,657	0

	Principal Amount (000)
WARRANTS - 0.0%
Champion Holdco, LLC, expiring 1/27/15 (d)(g)(i)		57,788	0
GBGH, LLC, expiring 6/09/19 (d)(g)(i)		2,384	0

Total Warrants (cost $0)			0

SHORT-TERM INVESTMENTS - 10.4%
Time Deposit - 6.3%
State Street Time Deposit
0.01%, 1/03/12		314,203	314,202,612

Governments - Treasuries - 4.1%
Japan Treasury Discount Bill Series 238 Zero Coupon, 2/27/12	JPY	15,600,000	202,645,864

Total Short-Term Investments (cost $516,861,439)			516,848,476

Total Investments - 106.6% (cost $5,117,167,763) (j)			5,308,553,623
Other assets less liabilities - (6.6)%			(327,348,939)

Net Assets - 100.0%			$4,981,204,684

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	251	March 2012	$55,317,552	$55,357,266	$(39,714)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
UBS AG:
Mexican Peso settling 1/20/12	39,951	$2,853,822	$2,859,258	$5,436
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 2/27/12	15,600,000	203,286,465	202,856,704	429,761

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Citibank N.A.:
Euro settling 1/19/12	6,866	$8,930,047	$8,886,831	$43,216
HSBC Bank USA:
Canadian Dollar settling 1/05/12	18,404	17,817,028	18,064,386	(247,358)
Mexican Peso settling 1/20/12	1,149,611	82,732,041	82,276,226	455,815

				$686,870

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley Capital Services Inc.:
CDX-NAHYS17V1-5Y, 12/20/2016*	(5.00)%	6.86%		$95,120	$6,239,365	$8,486,296	$(2,246,931)
CDX-NAIGS17V1-5Y, 12/20/16*	(1.00)	1.20		51,870	463,233	960,912	(497,679)
ITRAXX-FINSENS16V1-5Y 12/20/16*	(1.00)	2.75	EU	R62,200	6,102,132	7,248,555	(1,146,423)

							$(3,891,033)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker		Interest Rate		Maturity	U.S. $ Value at December 31, 2011
JP Morgan Chase †	3,483	(0.50	)%*	–	$3,482,500
Nomura International	5,013	0.00%		1/04/12	5,012,500

					$8,495,000

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2011
*	Interest payment due from counterparty.

(a)	Variable rate coupon, rate shown as of December 31, 2011.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $393,689,819 or 7.9% of net assets.
(d)	Illiquid security.

(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $730,474.
(f)	Security is in default and is non-income producing.
(g)	Fair valued.
(h)	Pay-In-Kind Payments (PIK).
(i)	Non-income producing security.
(j)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,801,805 and gross unrealized depreciation of investments was $(65,415,945), resulting in net unrealized appreciation of $191,385,860.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
MXN	-	Mexican Peso

Glossary:

ARMs	-	Adjustable Rate Mortgages
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,318,536,664		$	– 0	–	$1,318,536,664
Mortgage Pass-Through’s		– 0	–	1,266,365,897			– 0	–	1,266,365,897
Corporates - Investment Grades		– 0	–	1,065,824,392			– 0	–	1,065,824,392
Agencies		– 0	–	408,985,035			– 0	–	408,985,035
Asset-Backed Securities		– 0	–	184,019,772			40,950,280		224,970,052
Commercial Mortgage-Backed Securities		– 0	–	194,787,642			5,652,452		200,440,094
Inflation-Linked Securities		– 0	–	150,736,341			– 0	–	150,736,341
Quasi-Sovereigns		– 0	–	45,072,484			– 0	–	45,072,484
Governments - Sovereign Agencies		– 0	–	23,460,886			– 0	–	23,460,886
Governments - Sovereign Bonds		– 0	–	22,696,671			– 0	–	22,696,671
Corporates - Non-Investment Grades		– 0	–	22,412,981			– 0	–	22,412,981
Collateralized Mortgage Obligations		– 0	–	1,130,847			14,974,231		16,105,078
Local Governments - Municipal Bonds		– 0	–	15,876,576			– 0	–	15,876,576
Preferred Stocks		5,289,375		– 0	–		– 0	–	5,289,375
Bank Loans		– 0	–	– 0	–		4,932,621	^	4,932,621
Common Stocks		– 0	–	– 0	–		– 0	–^	– 0	–
Warrants		– 0	–	– 0	–		– 0	–^	– 0	–
Short-Term Investments		– 0	–	516,848,476			– 0	–	516,848,476

Total Investments in Securities		5,289,375		5,236,754,664			66,509,584		5,308,553,623
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	934,228			– 0	–	934,228
Liabilities:
Futures Contracts		(39,714)		– 0	–		– 0	–	(39,714)
Forward Currency Exchange Contracts		– 0	–	(247,358)			– 0	–	(247,358)
Credit Default Swap Contracts		– 0	–	(3,891,033)			– 0	–	(3,891,033)

Total		$5,249,661		$5,233,550,501			$66,509,584		$5,305,309,746

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/31/11	$34,842,780			$5,647,349			$16,233,219
Accrued discounts/(premiums)	553			– 0	–		538
Realized gain (loss)	(168,098)			– 0	–		(54,569)
Change in unrealized appreciation/depreciation	(366,034)			5,103			(234,550)
Purchases	8,032,823			– 0	–		– 0	–
Sales	(1,391,744)			– 0	–		(970,407)
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 12/31/11	$40,950,280			$5,652,452			$14,974,231

Net change in unrealized appreciation/depreciation from Investments held as of 12/30/11*	$(366,034)			$5,103			$(234,550)

	Bank Loans^		Common Stocks^			Warrants^
Balance as of 9/31/11	$13,056,539		$	– 0	–		– 0	–
Accrued discounts/(premiums)	77,298			– 0	–		– 0	–
Realized gain (loss)	(557,693)			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	996,656			– 0	–		– 0	–
Purchases	6,774,511			– 0	–		– 0	–
Sales	(15,414,690)			– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 12/31/11	$4,932,621		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 12/30/11*	$(1,430,102)		$	– 0	–	$	– 0	–

	Total
Balance as of 9/31/11	$69,779,887
Accrued discounts/(premiums)	78,389
Realized gain (loss)	(780,360)
Change in unrealized appreciation/depreciation	401,175
Purchases	14,807,334
Sales	(17,776,841)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–
Balance as of 12/31/11	$66,509,584

Net change in unrealized appreciation/depreciation from Investments held as of 12/30/11*	$(2,025,583)

^	The Portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 55.1%
United States - 55.1%
U.S. Treasury Notes
0.25%, 11/30/13	U.S.$	14,230	$14,231,665
0.375%, 7/31/13		46,650	46,761,167
0.50%, 8/15/14-10/15/14		23,540	23,643,836
0.625%, 4/30/13		24,155	24,295,582
1.00%, 8/31/16-10/31/16		32,935	33,273,447
1.375%, 11/15/12-1/15/13		147,450	149,101,808
2.875%, 1/31/13		33,205	34,171,332
3.125%, 8/31/13		7,640	8,004,092
3.375%, 7/31/13		30,160	31,651,502

Total Governments - Treasuries (cost $363,551,780)			365,134,431

ASSET-BACKED SECURITIES - 12.8%
Autos - Fixed Rate - 5.7%
Ally Auto Receivables Trust
Series 2011-5, Class A2
0.80%, 6/16/14		2,376	2,374,479
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (a)		3,755	3,823,093
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		2,995	2,993,858
BMW Vehicle Owner Trust
Series 2010-A, Class A3
1.39%, 4/25/14		1,857	1,863,360
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 7/15/14		2,142	2,150,788
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16		891	896,411
Ford Auto Securitization Trust
Series 2011-R3A, Class A1
1.708%, 8/15/13 (a)	CAD	1,892	1,859,307
Ford Credit Auto Lease Trust
Series 2010-B, Class A2
0.75%, 10/15/12 (a)	U.S.$	1,036	1,035,759
Series 2011-A, Class A2
0.74%, 9/15/13		2,965	2,960,952
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (a)		1,225	1,222,966
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (a)		2,432	2,430,791
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		2,364	2,362,203
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16		31	31,546

	Principal Amount (000)	U.S. $ Value
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14	1,843	1,844,226
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A2
0.92%, 2/20/14 (a)	2,852	2,850,652
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (a)	2,530	2,524,446
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/13	3,027	3,034,443
Volkswagen Auto Lease Trust
Series 2010-A, Class A2
0.77%, 1/22/13	1,490	1,490,071

		37,749,351

Credit Cards - Floating Rate - 4.0%
Chase Issuance Trust
Series 2009-A2, Class A2
1.828%, 4/15/14 (b)	6,000	6,025,484
Series 2011-A3, Class A3
0.414%, 12/15/15 (b)	3,640	3,640,011
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.378%, 5/16/16 (a)(b)	3,155	3,172,172
Discover Card Master Trust
Series 2009-A1, Class A1
1.578%, 12/15/14 (b)	1,675	1,683,884
Series 2009-A2, Class A
1.578%, 2/17/15 (b)	635	639,556
Series 2010-A1, Class A1
0.928%, 9/15/15 (b)	3,271	3,289,678
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.828%, 1/15/17 (b)	1,465	1,474,357
Series 2011-2, Class A
0.758%, 5/15/19 (b)	2,565	2,565,334
Penarth Master Issuer PLC
Series 2010-2A, Class A2
1.037%, 12/18/14 (a)(b)	4,030	4,035,039

		26,525,515

Autos - Floating Rate - 1.8%
BMW Floorplan Master Owner Trust
Series 2009-1A, Class A
1.428%, 9/15/14 (a)(b)	2,340	2,353,694
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A
1.928%, 12/15/14 (a)(b)	3,385	3,423,627
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.828%, 10/20/14 (a)(b)	2,879	2,900,593

	Principal Amount (000)	U.S. $ Value
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.528%, 11/17/14 (a)(b)	1,985	1,994,721
Wheels SPV LLC
Series 2009-1, Class A
1.828%, 3/15/18 (a)(b)	1,064	1,067,051

		11,739,686

Other ABS - Fixed Rate - 1.0%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	2,586	2,590,661
GE Equipment Small Ticket LLC
Series 2011-1A, Class A2
0.88%, 8/21/13 (a)	1,882	1,881,191
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	73	73,456
Series 2011-A, Class A2
0.64%, 6/16/14	2,145	2,143,308

		6,688,616

Home Equity Loans - Floating Rate - 0.2%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.53%, 4/25/33 (b)(c)	946	854,307
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.565%, 1/20/36 (b)	478	420,054

		1,274,361

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	746	633,995
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)	13	0

		633,995

Total Asset-Backed Securities (cost $84,972,130)		84,611,524

MORTGAGE PASS-THROUGH’S - 9.5%
Agency ARMs - 6.2%
Federal Home Loan Mortgage Corp.
2.714%, 6/01/37 (c)	8,296	8,826,627
3.969%, 10/01/39 (c)	1,680	1,765,801
Series 2005
2.60%, 5/01/35 (c)	1,429	1,522,315
Series 2007
2.554%, 11/01/36 (b)	915	972,603
4.011%, 1/01/37 (b)	808	856,171
Federal National Mortgage Association
2.517%, 1/01/36 (c)	1,594	1,692,623

	Principal Amount (000)	U.S. $ Value
3.436%, 6/01/37 (b)	1,710	1,806,229
3.987%, 10/01/37 (c)	2,545	2,706,449
4.758%, 10/01/39 (c)	1,675	1,762,665
4.995%, 8/01/38 (b)	3,171	3,364,166
Series 2003
2.685%, 12/01/33 (c)	321	340,237
Series 2005
2.44%, 2/01/35 (b)	1,960	2,061,099
2.74%, 10/01/35 (c)	2,304	2,454,044
Series 2006
2.561%, 1/01/36 (c)	3,422	3,600,411
2.569%, 5/01/36 (b)	1,565	1,666,344
2.786%, 7/01/36 (c)	1,278	1,359,301
Series 2007
2.664%, 11/01/35 (b)	1,838	1,957,034
5.395%, 1/01/37 (b)	11	11,384
5.478%, 2/01/37 (b)	1,417	1,500,968
Series 2009
2.833%, 7/01/38 (c)	896	937,836

		41,164,307

Agency Fixed Rate 30-Year - 3.2%
Federal National Mortgage Association
6.00%, 6/01/38-4/01/40	6,710	7,375,591
Series 2008
6.00%, 5/01/38	11,182	12,291,460
Series 2010
6.00%, 4/01/40	939	1,032,348
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	239	278,859

		20,978,258

Agency Fixed Rate 15-Year - 0.1%
Federal National Mortgage Association
6.00%, 12/01/21	88	95,944
Series 2000
7.50%, 3/01/15	55	58,433
Series 2001
6.00%, 11/01/16-12/01/16	409	441,253
Series 2002
6.00%, 2/01/17	303	326,752
8.00%, 8/01/16	125	134,652

		1,057,034

Total Mortgage Pass-Through’s (cost $62,087,869)		63,199,599

CORPORATES - INVESTMENT GRADES - 7.3%
Industrial - 6.6%
Capital Goods - 1.0%
Caterpillar Financial Services Corp.
1.375%, 5/20/14	3,555	3,599,505

	Principal Amount (000)	U.S. $ Value
Eaton Corp.
0.885%, 6/16/14 (b)	1,812	1,811,223
John Deere Capital Corp.
5.25%, 10/01/12	1,364	1,411,478

		6,822,206

Communications - Telecommunications - 1.3%
AT&T, Inc.
4.95%, 1/15/13	1,352	1,409,080
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 2/01/14	3,170	3,444,082
Verizon Communications, Inc.
1.25%, 11/03/14	2,645	2,658,082
1.95%, 3/28/14	880	898,177

		8,409,421

Consumer Cyclical - Automotive - 0.8%
American Honda Finance Corp.
2.375%, 3/18/13 (a)	2,859	2,899,029
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,435	2,448,585

		5,347,614

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	1,762	1,896,576

Consumer Cyclical - Retailers - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	1,710	1,804,826

Consumer Non-Cyclical - 1.1%
Baxter International, Inc.
1.80%, 3/15/13	946	957,234
Bottling Group LLC
5.00%, 11/15/13	1,703	1,844,955
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	1,316	1,392,758
PepsiCo, Inc.
4.65%, 2/15/13	1,312	1,372,684
Sanofi
1.625%, 3/28/14	1,835	1,867,126

		7,434,757

Energy - 0.3%
ConocoPhillips
4.75%, 2/01/14	1,767	1,908,394

Technology - 1.5%
Cisco Systems, Inc.
1.625%, 3/14/14	3,635	3,703,127
2.90%, 11/17/14	250	264,481
Hewlett-Packard Co.
2.95%, 8/15/12	900	908,299
Oracle Corp.
4.95%, 4/15/13	1,344	1,419,329

	Principal Amount (000)	U.S. $ Value
Texas Instruments, Inc.
1.375%, 5/15/14	3,550	3,594,183

		9,889,419

		43,513,213

Financial Institutions - 0.7%
Banking - 0.2%
UnionBanCal Corp.
5.25%, 12/16/13	1,545	1,589,593

Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	3,286	3,326,474

		4,916,067

Total Corporates - Investment Grades (cost $47,513,724)		48,429,280

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%
Non-Agency Fixed Rate CMBS - 3.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	10	9,711
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A2
5.408%, 1/15/46	2,168	2,167,220
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	312	316,978
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	12	11,847
Series 2011-C3, Class A1
1.875%, 2/15/46 (a)	3,178	3,186,232
Series 2011-C4, Class A1
1.525%, 7/15/46 (a)	1,455	1,449,334
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	3,433	3,464,371
Morgan Stanley Capital I
Series 2011-C1, Class A1
2.602%, 9/15/47 (a)	3,285	3,334,268
Series 2011-C2, Class A1
1.48%, 6/15/44 (a)	3,062	3,036,234
RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24 (a)	3,170	3,228,965
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A4
4.612%, 5/15/44	1,733	1,743,053

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (a)	1,444	1,470,193

		23,418,406

Non-Agency Floating Rate CMBS - 0.8%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.578%, 6/15/22 (a)(b)	997	914,966
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.748%, 10/15/21 (a)(b)	2,000	1,683,344
Series 2007-TFLA, Class A2
0.398%, 2/15/22 (a)(b)	3,000	2,745,000

		5,343,310

Agency CMBS - 0.4%
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	2,840	2,875,856

Total Commercial Mortgage-Backed Securities (cost $32,232,346)		31,637,572

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%
Agency Fixed Rate - 2.7%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	7,460	7,703,673
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24	4,281	4,462,981
Series 2011-39, Class DA
3.50%, 7/25/24	5,551	5,779,316
Government National Mortgage Association
Series 2006-51
0.729%, 8/16/46 (f)	6,755	175,028

		18,120,998

Agency Floating Rate - 0.8%
Freddie Mac Reference REMICs
Series R008, Class FK
0.678%, 7/15/23 (b)	182	182,474
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.834%, 12/08/20 (b)	4,929	4,951,033

		5,133,507

Non-Agency Floating Rate - 0.1%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.59%, 2/25/42 (a)(b)	1,186	1,049,937

	Principal Amount (000)	U.S. $ Value
Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	367	354,319

Total Collateralized Mortgage Obligations (cost $24,970,937)		24,658,761

AGENCIES - 2.7%
Agency Debentures - 2.7%
Bank of America Corp.- FDIC Insured
2.10%, 4/30/12	4,052	4,079,696
Citibank NA - FDIC Insured
1.875%, 5/07/12	9,250	9,303,881
Goldman Sachs Group, Inc. (The) - FDIC
Insured
3.25%, 6/15/12	4,217	4,276,974

Total Agencies (cost $17,520,964)		17,660,551

INFLATION-LINKED SECURITIES - 1.7%
United States - 1.7%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS) (cost $11,442,923)	10,954	11,454,776

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Netherlands - 0.5%
Achmea Hypotheekbank NV
0.782%, 11/03/14 (a)(b) (cost $3,414,108)	3,415	3,378,169

SHORT-TERM INVESTMENTS - 0.9%
Certificates of Deposit - 0.9%
Royal Bank of Canada NY
2.25%, 3/15/13 (cost $5,815,699)	5,817	5,898,002

Total Investments - 99.0% (cost $653,522,480) (g)		656,062,665
Other assets less liabilities - 1.0% (h)		6,344,001

Net Assets - 100.0%		$662,406,666

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr Futures	294	March 2012	$36,041,378	$36,237,797	$196,419
U.S.T-Note 2Yr Futures	677	March 2012	149,229,336	149,310,235	80,899

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr Futures	69	March 2012	$8,975,255	$9,047,625	$(72,370)

					$204,948

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 1/05/12	14,590	$14,319,605	$14,320,648	$1,043
State Street Bank and Trust Co.:
New Zealand Dollar settling 2/15/12	742	563,406	575,780	12,374
Sale Contracts
State Street Bank and Trust Co.:
Canadian Dollar settling 1/05/12	16,584	16,062,651	16,277,770	(215,119)
New Zealand Dollar settling 2/15/12	742	561,997	575,780	(13,783)

				$(215,485)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $67,312,976 or 10.2% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(c)	Variable rate coupon, rate shown as of December 31, 2011.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(f)	IO - Interest Only
(g)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,160,798 and gross unrealized depreciation of investments was $(1,620,613), resulting in net unrealized appreciation of $2,540,185.
(h)	An amount of U.S. $525,820 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Currency Abbreviations:

CAD	-	Canadian Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FDIC	-	Federal Deposit Insurance Corporation
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$365,134,431		$	– 0	–	$365,134,431
Asset-Backed Securities		– 0	–	76,014,552			8,596,972		84,611,524
Mortgage Pass-Through’s		– 0	–	63,199,599			– 0	–	63,199,599
Corporates - Investment Grades		– 0	–	48,429,280			– 0	–	48,429,280
Commercial Mortgage-Backed Securities		– 0	–	20,232,174			11,405,398		31,637,572
Collateralized Mortgage Obligations		– 0	–	8,061,175			16,597,586		24,658,761
Agencies		– 0	–	17,660,551			– 0	–	17,660,551
Inflation-Linked Securities		– 0	–	11,454,776			– 0	–	11,454,776
Governments - Sovereign Agencies		– 0	–	3,378,169			– 0	–	3,378,169
Short-Term Investments		– 0	–	5,898,002			– 0	–	5,898,002

Total Investments in Securities		– 0	–	619,462,709			36,599,956		656,062,665
Other Financial Instruments* :
Assets:
Futures Contracts		277,318		– 0	–		– 0	–	277,318
Forward Currency Exchange Contracts		– 0	–	13,417			– 0	–	13,417
Liabilities:
Futures Contracts		(72,370)		– 0	–		– 0	–	(72,370)
Forward Currency Exchange Contracts		– 0	–	(228,902)			– 0	–	(228,902)

Total		$204,948		$619,247,224			$36,599,956		$656,052,128

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/11	$9,273,835	$11,947,915	$13,488,575
Accrued discounts/(premiums)	361	69	(9,986)
Realized gain (loss)	505	75	(74,939)
Change in unrealized appreciation/depreciation	3,486	(166,121)	(111,379)
Purchases	– 0	–	– 0	–
Sales	(681,215)	(376,540)	(1,363,220)
Transfers in to Level 3	– 0	–	– 0	–	4,877,693
Transfers out of Level 3	– 0	–	– 0	–	(209,158)

Balance as of 12/31/11	$8,596,972	$11,405,398	$16,597,586

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11*	$3,486	$(166,121)	$(132,100)

Total
Balance as of 9/30/11	$34,710,325
Accrued discounts/(premiums)	(9,556)
Realized gain (loss)	(74,359)
Change in unrealized appreciation/depreciation	(274,014)
Purchases	– 0	–
Sales	(2,420,975)
Transfers in to Level 3	4,877,693
Transfers out of Level 3	(209,158)

Balance as of 12/31/11	$36,599,956

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11*	$(294,735)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 75.5%
United States - 75.5%
U.S. Treasury Notes
0.375%, 7/31/13	$12,855	$12,885,633
0.50%, 8/15/14-10/15/14	11,150	11,196,872
0.625%, 2/28/13	5,280	5,307,430
1.00%, 8/31/16-9/30/16	2,913	2,944,470
1.25%, 4/15/14	10,124	10,343,093
1.375%, 11/15/12-1/15/13	41,952	42,429,166
1.75%, 5/31/16	3,859	4,035,368
2.875%, 1/31/13	750	771,827
3.125%, 8/31/13	1,160	1,215,281
3.375%, 7/31/13	6,785	7,120,539

Total Governments - Treasuries (cost $97,723,028)		98,249,679

MORTGAGE PASS-THROUGH’S - 14.4%
Agency Fixed Rate 30-Year - 5.7%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 8/01/37	21	22,597
Federal National Mortgage Association
6.00%, 9/01/37-7/01/38	3,234	3,556,576
Series 2008
6.00%, 5/01/38	3,477	3,821,507

		7,400,680

Agency ARMs - 5.1%
Federal Home Loan Mortgage Corp.
Series 2005
2.60%, 5/01/35 (a)	389	413,788
Federal National Mortgage Association
2.517%, 1/01/36 (a)	448	475,545
Series 2003
2.685%, 12/01/33 (a)	876	929,576
Series 2005
2.44%, 2/01/35 (b)	568	597,792
Series 2006
2.561%, 1/01/36 (a)	1,157	1,217,426
2.786%, 7/01/36 (a)	512	544,810
Series 2007
2.664%, 11/01/35 (b)	552	587,419
5.478%, 2/01/37 (b)	533	564,274
Series 2009
2.833%, 7/01/38 (a)	1,209	1,266,078

		6,596,708

Agency Fixed Rate 15-Year - 3.6%
Federal National Mortgage Association
4.50%, TBA	1,543	1,644,742
4.50%, 6/01/26	2,629	2,800,683
Series 2000
7.50%, 3/01/15	20	20,869
Series 2001
6.00%, 11/01/16	188	202,607

	Principal Amount (000)	U.S. $ Value
Series 2002
8.00%, 8/01/16	47	50,993

		4,719,894

Total Mortgage Pass-Through’s (cost $18,414,384)		18,717,282

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
Agency Floating Rate - 3.8%
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.462%, 3/25/36 (b)	168	165,717
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.724%, 10/07/20 (b)	3,708	3,711,803
Series 2010-R3, Class 1A
0.834%, 12/08/20 (b)	1,087	1,092,003

		4,969,523

Agency Fixed Rate - 1.1%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	1,350	1,393,706

Total Collateralized Mortgage Obligations (cost $6,353,818)		6,363,229

INFLATION-LINKED SECURITIES - 1.5%
United States - 1.5%
U.S. Treasury Inflation Index 1.875%, 7/15/13 (TIPS) (cost $1,951,157)	1,868	1,953,178

Total Investments - 96.3% (cost $124,442,387) (c)		125,283,368
Other assets less liabilities - 3.7% (d)		4,753,643

Net Assets - 100.0%		$130,037,011

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr Futures	40	March 2012	$4,902,002	$4,930,313	$28,311
U.S.T-Note 2Yr Futures	63	March 2012	13,887,030	13,894,453	7,423
Sold Contracts
U.S. T-Note 10 Yr Futures	12	March 2012	1,560,914	1,573,500	(12,586)

					$23,148

(a)	Variable rate coupon, rate shown as of December 31, 2011.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(c)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $862,229 and gross unrealized depreciation of investments was $(21,248), resulting in net unrealized appreciation of $840,981.
(d)	An amount of U.S. $54,060 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Currency Abbreviations:

Glossary:

ARMs	-	Adjustable Rate Mortgages
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc. - U.S. Government Short Duration Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$98,249,679		$	– 0	–	$98,249,679
Mortgage Pass-Through’s		– 0	–	18,717,282			– 0	–	18,717,282
Collateralized Mortgage Obligations		– 0	–	1,559,423			4,803,806		6,363,229
Inflation-Linked Securities		– 0	–	1,953,178			– 0	–	1,953,178

Total Investments in Securities		– 0	–	120,479,562			4,803,806		125,283,368
Other Financial Instruments* :
Assets:
Futures Contracts		35,734		– 0	–		– 0	–	35,734
Liabilities:
Futures Contracts		(12,586)		– 0	–		– 0	–	(12,586)

Total		$23,148		$120,479,562			$4,803,806		$125,306,516

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Collateralized Mortgage Obligations		Total
Balance as of 9/30/11	$5,186,304		$5,186,304
Accrued discounts/premiums	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(2,865)		(2,865)
Purchases	– 0	–	– 0	–
Sales	(205,481)		(205,481)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	(174,152)		(174,152)

Balance as of 12/31/11	$4,803,806		$4,803,806

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11*	$(2,865)		$(2,865)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 98.6%
California - 84.5%
Bay Area Toll Auth CA
Series F
5.00%, 4/01/12	$1,060	$1,072,095
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/29	2,685	2,940,048
Series 2009AG
5.00%, 12/01/26	2,465	2,841,479
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	5,235	5,556,534
Series 2011N
5.00%, 5/01/13	2,700	2,865,834
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	5,000	5,351,100
Series A
5.25%, 7/01/12	2,920	2,989,963
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
4.00%, 8/15/14	1,250	1,331,362
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	1,210	1,308,712
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	350	350,368
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,355	3,554,958
Golden St Tobacco Sec CA
5.50%, 6/01/33 (Pre-refunded/ETM)	1,855	1,984,739
6.25%, 6/01/33 (Pre-refunded/ETM)	1,040	1,106,456
6.75%, 6/01/39 (Pre-refunded/ETM)	1,790	1,946,482
Long Beach CA Harbor
NPFGC-RE Series 1998A
6.00%, 5/15/12	2,345	2,392,158
Los Angeles CA Dept W&P Pwr
Series 2011A
4.00%, 7/01/13	4,495	4,737,730
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	1,935	2,043,863
Los Angeles CA USD COP
5.00%, 12/01/13	1,715	1,828,996
Los Angeles CA USD GO
AGM
5.00%, 7/01/23 (Pre-refunded/ETM)	6,000	6,418,620
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/12	1,985	2,031,032

	Principal Amount (000)	U.S. $ Value
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/13	2,155	2,285,377
Metropolitan Wtr Dist Southern CA
Series 2011B
4.00%, 7/01/13	3,645	3,841,283
Orange Cnty CA Santn COP
Series 2011A
3.00%, 8/01/13	4,710	4,904,005
4.00%, 8/01/14	4,410	4,799,227
Port of Oakland CA
Series 2011 O
5.00%, 5/01/14	1,250	1,338,175
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
AGC Series SECOND-34E
4.00%, 5/01/13	1,250	1,300,138
Santa Clara CA USD GO
4.00%, 7/01/13	1,390	1,462,933
Series 2011A
3.00%, 7/01/12	1,600	1,621,248
4.00%, 7/01/13	1,730	1,820,773
South Placer CA Wstwtr Auth
Series 2011C
3.00%, 11/01/12	1,500	1,533,360
Southern CA Pub Pwr Auth
4.00%, 7/01/13	1,200	1,264,248
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
4.00%, 7/01/12	1,385	1,408,642
Tobacco Sec Auth S California
Series 2002A
5.50%, 6/01/36 (Pre-refunded/ETM)	4,900	5,004,615
Univ of California
5.00%, 5/15/14	2,000	2,199,040
West Contra Costa CA USD GO
AGM
5.00%, 8/01/14	1,100	1,197,361

		90,632,954

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	109	81,764

Florida - 2.6%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	2,100	2,212,077
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (b)	135	92,644
Lake Ashton II CDD FL
Series B
5.00%, 11/01/11 (b)(c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	104,940

	Principal Amount (000)	U.S. $ Value
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (d)	340	344,178

		2,816,539

Georgia - 2.3%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	2,450	2,488,122

Illinois - 0.1%
Cortland IL SSA #10
5.125%, 3/01/14	113	110,953

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	200	8,000
Isabella Lakes CDD LA
6.00%, 8/01/22 (b)(c)	200	60,000
Orange Grove CDD LA
5.30%, 11/01/21 (b)(c)	135	56,700

		124,700

Puerto Rico - 8.8%
Puerto Rico Elec Pwr Auth
AGC
5.00%, 7/01/13	750	788,850
Puerto Rico GO
NPFGC
6.00%, 7/01/14	1,000	1,092,820
Puerto Rico Hwy & Trnsp Auth
Series 2002D
5.25%, 7/01/38 (Pre-refunded/ETM)	1,950	1,996,819
Series D
5.75%, 7/01/41 (Pre-refunded/ETM)	4,355	4,470,190
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
AMBAC
5.00%, 7/01/36	1,000	1,016,440

		9,365,119

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	100	108,350

Total Municipal Obligations (cost $105,617,940)		105,728,501

SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit 0.01%, 1/03/12 (cost $378,891)	379	378,891

U.S. $ Value
Total Investments - 99.0% (cost $105,996,831) (e)	106,107,392
Other assets less liabilities - 1.0%	1,118,002

Net Assets - 100.0%	$107,225,394

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of this security amounted to $344,178 or 0.3% of net assets.
(e)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $749,601 and gross unrealized depreciation of investments was $(639,040), resulting in net unrealized appreciation of $110,561.

As of December 31, 2011, the Fund held 16.6% of net assets in insured bonds (of this amount 36.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$104,754,782		$973,719		$105,728,501
Short-Term Investments		– 0	–	378,891		– 0	–	378,891

Total Investments in Securities		– 0	–	105,133,673		973,719		106,107,392
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$105,133,673		$973,719		$106,107,392

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/11	$68,000		$68,000
Accrued discounts/(premiums)	45		45
Realized gain (loss)	8		8
Change in unrealized appreciation/depreciation	(6,060)		(6,060)
Purchases	350,000		350,000
Sales	(2,000)		(2,000)
Transfers in to Level 3	563,726		563,726
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/11	$973,719		$973,719

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11**	$(6,060)		$(6,060)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 88.0%
Long-Term Municipal Bonds - 82.9%
New York - 72.0%
Albany Cnty NY Arpt Auth
AGM Series 2010A
4.00%, 12/15/12	$2,970	$3,048,972
Buffalo NY GO
Series 2011B
3.00%, 12/01/12	3,190	3,254,055
Erie Cnty NY IDA (Buffalo NY SD)
Series A
5.00%, 5/01/12	3,300	3,347,718
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	4,360	4,739,276
NPFGC Series 2006D
4.323%, 9/01/15 (a)	2,050	2,106,375
Metropolitian Trnsp Auth NY
NPFGC Series 2002E
5.50%, 11/15/13	3,450	3,748,908
Metropoliton Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2010A-1
5.00%, 11/15/13	3,220	3,488,065
New York NY GO
5.00%, 8/01/13-1/01/14	4,460	4,805,807
Series 2004B
1.042%, 8/01/13 (a)	2,540	2,586,177
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30	4,950	5,492,520
New York NY Transl Fin Auth
Series 2007B
5.00%, 11/01/13 (Pre-refunded/ETM)	300	325,317
5.00%, 11/01/13	700	758,135
New York NY Trnsl Fin Auth
5.00%, 2/01/14	3,445	3,743,992
Series 2011D-1
3.00%, 11/01/13	6,080	6,364,423
Series 2011E
5.00%, 11/01/14	2,000	2,230,940
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/12	1,055	1,075,319
New York St Dormitory Auth (Mt. Sinai School of Medicine)
5.00%, 7/01/12	1,740	1,776,627
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	5,955	6,189,806
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/14	3,685	4,040,455
Series 2009 D
5.00%, 6/15/12	8,180	8,354,316

	Principal Amount (000)	U.S. $ Value
New York St Energy Res & Dev Auth (New York St Elec And Gas Corp.)
NPFGC Series 2010 C
0.808%, 4/01/34 (b)(c)	2,325	1,770,097
New York St Envrn Fac Corp. (New York St SRF)
3.00%, 8/15/12-2/15/13	2,645	2,708,310
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	7,940	8,402,108
Series 2011A
5.00%, 4/01/14	5,000	5,500,300
AGM
0.045%, 4/01/17 (b)(c)	850	790,712
New York St Pwr Auth
NPFGC
5.00%, 11/15/14	1,000	1,123,410
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28	1,950	2,208,141
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM Series 5B
5.00%, 4/01/14	3,000	3,283,920
NPFGC
5.50%, 4/01/12	4,785	4,845,530
NPFGC-RE Series B
5.00%, 4/01/13	1,815	1,917,602
Newburgh NY CSD GO
4.75%, 6/29/12	350	349,983
Port Authority of NY & NJ
4.00%, 9/15/13	3,840	4,051,046
Suffolk Cnty NY GO
Series 2011B
3.00%, 10/15/13	3,965	4,130,142
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/12	1,715	1,772,590
Yonkers NY GO
Series 2011A
5.00%, 10/01/13	1,225	1,293,943

		115,625,037

California - 4.2%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,600	3,814,560
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	2,900	2,965,598

		6,780,158

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	190	142,525

	Principal Amount (000)	U.S. $ Value
Florida - 2.4%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	3,000	3,160,110
Dupree Lakes CDD FL
6.83%, 11/01/15	55	53,143
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (c)	180	123,525
New River CDD FL
1.00%, 5/01/18-5/01/38 (c)	165	64,173
Series 2010A1
1.00%, 5/01/38 (c)	35	23,100
Series 2010B1
1.00%, 5/01/15 (c)	35	30,660
Series B
5.00%, 5/01/13 (c)	65	1
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	20	20,132
Series 2010A-2
6.125%, 5/01/35 (c)(d)	50	37,484
Series 2010B
5.125%, 5/01/17 (c)(d)	115	99,996
Series 4B
5.125%, 5/01/09 (c)(e)	45	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	200	175,390

		3,787,714

Illinois - 0.2%
Cortland IL SSA #10
5.125%, 3/01/14	157	154,155
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	100	97,848

		252,003

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/21 (c)(f)	270	10,800
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(f)	255	76,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (c)(f)	115	46,000
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(f)	120	30,600

		163,900

	Principal Amount (000)	U.S. $ Value
Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	40	30,494

New Jersey - 0.8%
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	265	265,199
Tobacco Settlement Fin Corp. NJ
5.75%, 6/01/32 (Pre-refunded/ETM)	980	1,001,913

		1,267,112

Puerto Rico - 3.0%
Puerto Rico GO
5.25%, 7/01/14	1,000	1,074,730
FGIC
5.50%, 7/01/12	2,490	2,541,916
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Pre-refunded/ETM)	1,265	1,269,744

		4,886,390

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	110	119,185

Total Long-Term Municipal Bonds (cost $133,452,548)		133,054,518

Short-Term Municipal Notes - 5.1%
New York - 5.1%
Long Island Per Auth NY
Series 19983B
0.15%, 5/01/33 (g)	3,600	3,600,000
New York NY Trnsl Fin Auth
0.09%, 11/01/22 (g)	2,550	2,550,000
Series 02-Subserv 3E
0.09%, 8/01/31 (g)	2,035	2,035,000

Total Short-Term Municipal Notes (cost $8,185,000)		8,185,000

Total Municipal Obligations (cost $141,637,548)		141,239,518

GOVERNMENTS - TREASURIES - 8.2%
United States - 8.2%
U.S. Treasury Notes
0.125%, 9/30/13	9,000	8,982,072
0.375%, 6/30/13	4,222	4,232,061

Total Governments - Treasuries (cost $13,193,003)		13,214,133

CORPORATES - INVESTMENT GRADES - 1.7%
Finance - 0.2%
Finance - 0.2%
Capital One Financial Corp.
6.25%, 11/15/13	382	407,547

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.5%
Banking - 0.5%
Citigroup, Inc.
5.50%, 4/11/13	780	796,320

Industrial - 0.5%
Industrial - 0.5%
Hewlett-Packard Co.
4.50%, 3/01/13	770	791,906

Utility - 0.5%
Communications - Telecommunications - 0.5%
Verizon Communications, Inc.
4.35%, 2/15/13	765	794,954

Total Corporates - Investment Grades (cost $2,793,228)		2,790,727

SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit 0.01%, 1/03/12 (cost $657,373)	657	657,373

Total Investments - 98.3% (cost $158,281,152) (h)		157,901,751
Other assets less liabilities - 1.7%		2,653,812

Net Assets - 100.0%		$160,555,563

(a)	Variable rate coupon, rate shown as of December 31, 2011.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2011 and the aggregate market value of these securities amounted to $2,560,809 or 1.60% of net assets.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Fair valued.
(f)	Security is in default and is non-income producing.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,098,797 and gross unrealized depreciation of investments was $(1,478,198), resulting in net unrealized depreciation of $(379,401).

As of December 31, 2011, the Fund held 27.5% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$128,403,226		$4,651,292	^	$133,054,518
Short-Term Municipal Notes		–0	–	8,185,000		– 0	–	8,185,000
Governments - Treasuries		–0	–	13,214,133		– 0	–	13,214,133
Corporates - Investment Grades		–0	–	2,790,727		– 0	–	2,790,727
Short-Term Investments		–0	–	657,373		– 0	–	657,373

Total Investments in Securities		–0	–	153,250,459		4,651,292		157,901,751
Other Financial Instruments*		–0	–	– 0	–	– 0	–	– 0	–

Total		$ – 0	–	$153,250,459		$ 4,651,292		$157,901,751

^	The Portfolio held a security with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds*	Total
Balance as of 9/30/11	$1,852,470	$1,852,470
Accrued discounts/(premiums)	(3,199)	(3,199)
Realized gain (loss)	(35,454)	(35,454)
Change in unrealized appreciation/depreciation	(30,159)	(30,159)
Purchases	350,000	350,000
Sales	(1,392,000)	(1,392,000)
Transfers in to Level 3	5,674,804	5,674,804
Transfers out of Level 3	(1,765,170)	(1,765,170)

Balance as of 12/31/11	$4,651,292	$4,651,292

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$(30,159)	$(30,159)

*	The Portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.5%
Long-Term Municipal Bonds - 87.8%
Alabama - 0.2%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/12	$1,150	$1,167,538

Arizona - 1.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.10%, 2/01/42 (a)	955	887,558
Maricopa Cnty AZ SD #3 GO
Series 2010B
3.00%, 7/01/12	1,055	1,068,072
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2002
5.00%, 1/01/25 (Pre-refunded/ETM)	3,005	3,144,041

		5,099,671

California - 8.7%
California Dept Wtr Res Cen Vy
Series 2009AG
5.00%, 12/01/26	2,855	3,291,044
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	8,730	9,266,197
California St Muni Fin Auth Chevron USA
Series 2010C
0.02%, 11/01/35 (b)	8,100	8,100,000
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	7,485	7,931,106
Los Angeles Cnty CA MTA Sales Tax
Series 2011A
4.00%, 7/01/14	7,960	8,631,744
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	3,985	4,075,141

		41,295,232

Colorado - 2.3%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
4.00%, 11/15/14	7,675	8,190,223
Regional Trnsp Dist CO COP
AMBAC
5.00%, 12/01/12	2,490	2,579,540
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (c)(d)	100	45,000

		10,814,763

Connecticut - 0.7%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series 2011B
5.00%, 12/01/13	3,210	3,478,484

	Principal Amount (000)	U.S. $ Value
Delaware - 1.9%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	380	285,049
Delaware Trnsp Auth
NPFGC Series 2003
5.00%, 7/01/12	8,700	8,902,623

		9,187,672

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/12	2,245	2,320,252
NPFGC Series 2004D
5.25%, 10/01/12	1,000	1,035,360

		3,355,612

Florida - 9.9%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	11,790	12,419,232
Dupree Lakes CDD FL
6.83%, 11/01/15	70	67,637
Florida Brd of Ed GO (Florida GO)
Series 2005 C
5.00%, 6/01/12	5,000	5,096,000
Series B
5.00%, 1/01/12	4,000	4,000,000
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/12	6,315	6,460,498
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (c)(d)	150	45,000
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	7,715	8,313,838
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series A
5.00%, 10/01/12	1,500	1,538,280
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	195	204,633
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (d)	30	30,198
Series 2010A-2
6.125%, 5/01/35 (d)(e)	60	44,981
Series 2010B
5.125%, 5/01/17 (d)(e)	135	117,387
Series 4B
5.125%, 5/01/09 (d)(f)	55	0

	Principal Amount (000)	U.S. $ Value
Parker Rd CDD FL
Series B
5.35%, 5/01/15	520	260,000
Parkway Center CDD FL
Series B
5.625%, 5/01/14	160	140,312
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (g)	1,540	1,558,927
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty Fl Non-ad Valorem)
5.00%, 9/01/13	6,400	6,853,248

		47,150,171

Illinois - 4.4%
Cortland IL SSA #10
5.125%, 3/01/14	186	182,630
Illinois Ed Fac Auth (Univ of Chicago)
1.125%, 7/01/36	5,965	6,004,965
Illinois GO
Series 2007 B
5.00%, 1/01/12	3,290	3,290,000
Series 2010
5.00%, 1/01/12	4,500	4,500,000
Illinois Sales Tax
4.00%, 6/15/13	4,345	4,542,350
Series Q
6.00%, 6/15/12	2,110	2,158,847
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	132	129,159

		20,807,951

Indiana - 0.4%
Indiana Finance Auth (Indiana SRF)
Series 2011A
4.00%, 2/01/13	1,785	1,854,669

Kansas - 2.0%
Wichita KS Wtr & Swr Util
Series 2011A
3.00%, 10/01/13	5,095	5,307,105
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	6,225	3,951,817

		9,258,922

Louisiana - 0.5%
Isabella Lakes CDD LA
6.00%, 8/01/22 (c)(d)	515	154,500
Louisiana Offshore Term Auth (Loop, Inc.)
1.60%, 10/01/37	2,215	2,227,692

	Principal Amount (000)	U.S. $ Value
Whispering Springs CDD LA
5.20%, 10/01/21 (c)(d)	670	170,850

		2,553,042

Maryland - 0.4%
Prince Georges Cnty MD GO
Series 2004D
5.00%, 12/01/12	1,715	1,788,951

Massachusetts - 2.3%
Boston MA GO
4.00%, 4/01/13	1,015	1,061,010
Massachusetts GO
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	9,520	9,794,271

		10,855,281

Michigan - 0.2%
Detroit MI Swr Disp
AGM
0.849%, 7/01/32 (a)	1,535	1,019,747

Mississippi - 0.5%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	2,520	2,530,206

Missouri - 1.4%
St. Louis MO Arpt (Lambert- St. Louis Intl Airport)
Series 2011A
3.00%, 7/01/12	1,025	1,032,308
NPFGC
5.50%, 7/01/16	5,040	5,703,415

		6,735,723

Nevada - 2.8%
Clark Cnty NV SD GO
NPFGC Series 2003D
5.50%, 6/15/13	12,570	13,428,028
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (d)	85	64,801

		13,492,829

New Jersey - 1.7%
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	720	720,540
Tobacco Settlement Fin Corp. NJ
6.75%, 6/01/39 (Pre-refunded/ETM)	2,200	2,397,230
Tobacco Settlement Mgmt Auth SC
5.00%, 6/01/13 (Pre-refunded/ETM)	4,980	5,076,214

		8,193,984

	Principal Amount (000)	U.S. $ Value
New Mexico - 5.1%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	22,850	24,066,305

New York - 6.8%
Metropolitan Trnsp Auth NY (New York St Lease Mta Svc Cont)
NPFGC-RE Series B
5.50%, 7/01/12	7,000	7,177,660
New York NY GO
Series 2011B
3.00%, 8/01/12	1,755	1,782,571
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30	1,355	1,503,508
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 D
5.00%, 6/15/12	6,905	7,052,145
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	4,675	4,947,085
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/28	8,510	9,636,554

		32,099,523

North Carolina - 3.0%
Mecklenburg Cnty NC Pub Fac Corp. COP (Mecklenburg Cnty NC Lease)
Series 2009
5.00%, 3/01/12	4,365	4,397,781
North Carolina GO
Series 2005B
5.00%, 4/01/13	1,555	1,646,107
Noth Carolina Turnpike Auth
4.00%, 7/01/14	4,010	4,304,976
Raleigh-Durham Arpt Auth NC (Raleigh Durham Intl Arpt)
AMBAC Series 2005B
5.00%, 5/01/13	2,000	2,106,700
NPFGC-RE
5.00%, 5/01/13	1,745	1,838,096

		14,293,660

Ohio - 2.4%
Cleveland OH Arpt Sys
Series 2009C
5.00%, 1/01/12	1,815	1,815,000
Cleveland OH COP
Series 2010A
5.00%, 11/15/12	1,285	1,328,716
Ohio Turnpike Comm (Ohio Turnpike)
AGM Series 2001B
5.50%, 2/15/12	2,400	2,414,016

	Principal Amount (000)	U.S. $ Value
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 6/01/12	5,900	5,953,631

		11,511,363

Oregon - 0.0%
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
3.20%, 7/01/33	165	165,000

Pennsylvania - 9.7%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	4,590	4,647,008
Pennsylvania GO
Series 2002
5.50%, 2/01/12	1,165	1,169,509
Series 2010A
5.00%, 5/01/13	2,660	2,823,005
Pennsylvania Hgr Ed Fac Auth (Bryn Mawr College)
AMBAC
5.25%, 12/01/12	8,570	8,938,082
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/12	1,000	1,021,180
Pennsylvania Turnpike Comm
4.00%, 6/01/13	8,435	8,793,319
Philadelphia PA Arpt (Philadelphia Intl Airport)
4.00%, 6/15/12-6/15/13	5,000	5,122,000
5.00%, 6/15/13	2,505	2,638,291
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (d)	230	218,886
Philadelphia PA SD GO
Series 2010 C
5.00%, 9/01/12	5,480	5,631,960
Pittsburgh & Allegheny PA Sprts-Exhb Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
4.00%, 2/01/12-2/01/13	4,830	4,919,080

		45,922,320

Puerto Rico - 2.3%
Puerto Rico GO
Series A
5.00%, 7/01/30	3,385	3,440,649
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	5,845	5,846,052
Puerto Rico Pub Fin Corp.
FGIC Series A
5.25%, 8/01/31	1,500	1,503,900

		10,790,601

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.2%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
4.00%, 7/01/12	1,000	1,016,620

Texas - 10.6%
Dallas TX GO
Series 2005
5.00%, 2/15/13	4,290	4,515,440
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	1,660	1,748,959
Mansfield TX ISD GO
5.00%, 2/15/26-2/15/27	5,185	5,966,499
Texas A & M Univ
Series 2009 D
5.00%, 5/15/12	1,900	1,932,908
Texas PFA (Texas Workforce Commission)
Series 2010A
5.00%, 7/01/13	22,200	23,724,696
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2007
5.00%, 4/01/13	4,450	4,704,985
Univ of Houston
Series 2011A
5.00%, 2/15/14	6,800	7,431,176

		50,024,663

Virginia - 1.5%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	205	222,118
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
5.00%, 8/01/14	6,030	6,688,174

		6,910,292

Washington - 1.6%
Washington St GO
Series 2009 B
5.00%, 1/01/12	4,820	4,820,000
Series 2010 R
5.00%, 1/01/12	2,645	2,645,000

		7,465,000

Wisconsin - 2.5%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	2,210	2,261,648
6.375%, 6/01/32 (Pre-refunded/ETM)	9,130	9,357,245

		11,618,893

Total Long-Term Municipal Bonds (cost $414,997,086)		416,524,688

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 7.7%
California - 0.5%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
0.04%, 10/01/47 (h)	2,300	2,300,000

Connecticut - 2.4%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.02%, 7/01/36 (h)	1,900	1,900,000
Series 2005 Y-3
0.02%, 7/01/35 (h)	9,500	9,500,000

		11,400,000

Illinois - 1.7%
Illinois Finance Auth (Elmhurst Mem Healthcare)
0.06%, 1/01/48 (h)	8,000	8,000,000

Massachusetts - 0.4%
Massachusetts Dev Fin Agy (Boston Univ)
Series 2008 U-6C
0.07%, 10/01/42 (h)	2,000	2,000,000

Mississippi - 1.5%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.02%, 11/01/35 (h)	1,145	1,145,000
Series 2009 B
0.02%, 12/01/30 (h)	5,800	5,800,000

		6,945,000

Texas - 1.2%
Gregg Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
Series 2008B
0.09%, 10/01/29 (h)	5,800	5,800,000

Total Short-Term Municipal Notes (cost $36,445,000)		36,445,000

Total Municipal Obligations (cost $451,442,086)		452,969,688

GOVERNMENTS-TREASURIES - 3.0%
Treasuries - 3.0%
U.S. Treasury Notes 0.25%, 11/30/13 (cost $14,296,235)	14,300	14,301,673

	Principal Amount (000)	U.S. $ Value
CORPORATES-INVESTMENT GRADES - 1.8%
Finance - 0.3%
Finance - 0.3%
Capital One Financial Corp.
6.25%, 11/15/13	1,114	1,188,501

Financial Institutions - 0.5%
Banking - 0.5%
Citigroup, Inc.
5.50%, 4/11/13	2,311	2,359,353

Industrial - 0.5%
Industrial - 0.5%
Hewlett-Packard Co.
4.50%, 3/01/13	2,285	2,350,006

Utility - 0.5%
Communications-Telecommunications - 0.5%
Verizon Communications, Inc.
4.35%, 2/15/13	2,264	2,352,649

Total Corporates - Investment Grades (cost $8,257,923)		8,250,509

SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.01%, 1/03/12 (cost $96,193)	96	96,193

Total Investments - 100.3% (cost $474,092,437) (i)		475,618,063
Other assets less liabilities - (0.3)%		(1,348,394)

Net Assets - 100.0%		$474,269,669

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(b)	Variable rate coupon, rate shown as of December 31, 2011.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Fair valued.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of this security amounted to $1,558,927 or 0.3% of net assets.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,646,747 and gross unrealized depreciation of investments was $(2,121,121), resulting in net unrealized appreciation of $1,525,626.

As of December 31, 2011, the Fund held 18.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$405,227,031		$11,297,657	^	$416,524,688
Short-Term Municipal Notes		– 0	–	36,445,000		– 0	–	36,445,000
Governments - Treasuries		– 0	–	14,301,673		– 0	–	14,301,673
Corporates - Investment Grades		– 0	–	8,250,509		– 0	–	8,250,509
Short-Term Investments		– 0	–	96,193		– 0	–	96,193

Total Investments in Securities		– 0	–	464,320,406		11,297,657		475,618,063
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$464,320,406		$11,297,657		$475,618,063

^	The portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds^			Total
Balance as of 9/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		35,688			35,688
Realized gain (loss)		(48,876)			(48,876)
Change in unrealized appreciation/depreciation		116,873			116,873
Purchases		– 0	–		– 0	–
Sales		(1,940,000)			(1,940,000)
Transfers in to Level 3		13,133,972			13,133,972
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 12/31/11		$11,297,657			$11,297,657

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$116,873			$116,873

^	The portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.1%
Long-Term Municipal Bonds - 97.1%
California - 82.7%
Antelope Valley CA UHSD GO
NPFGC Series A
5.375%, 8/01/19	$1,000	$1,035,130
Antioch CA Pub Fin Auth (Antioch CA Mun Fac Proj COP)
NPFGC Series B
5.50%, 1/01/16	1,795	1,798,141
Bay Area Infra Fin Auth
NPFGC-RE
5.00%, 8/01/17	32,350	33,024,174
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/22	39,845	46,260,677
Series 2006 F
5.00%, 4/01/20	5,250	6,008,782
Series F
5.00%, 4/01/12	2,910	2,943,203
California Dept Wtr Res Cen Vy
5.00%, 12/01/16 (Pre-refunded/ETM)	380	428,321
FGIC
5.25%, 12/01/18 (Pre-refunded/ETM)	65	69,557
NPFGC
5.00%, 12/01/16 (Pre-refunded/ETM)	60	67,723
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,600	29,941,209
AGM
5.00%, 5/01/17	21,050	25,185,904
AMBAC
5.50%, 5/01/13 (Pre-refunded/ETM)	2,080	2,136,264
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/13-2/01/14	24,215	25,814,915
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,800	11,558,376
NPFGC
5.00%, 7/01/15	4,390	4,829,702
Series A
5.00%, 7/01/18-7/01/20	33,030	39,985,452
5.25%, 7/01/14	2,820	3,130,849
NPFGC Series A
5.25%, 7/01/13	8,420	9,011,252
California GO
NPFGC
5.00%, 8/01/24	50	50,075
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	20,440	25,415,709
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,070	1,143,199

	Principal Amount (000)	U.S. $ Value
California Mun Fin Auth (UTS Bioenergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	3,635	3,638,817
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,903,704
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE
5.00%, 10/01/14	3,740	4,061,490
California Pub Wks Brd (Univ of California Lease)
5.00%, 4/01/21-12/01/23	12,370	14,296,951
NPFGC-RE
5.00%, 6/01/15-9/01/16	4,555	5,208,585
Series 2009E
5.00%, 4/01/23	1,950	2,229,260
California Spl Dist Assn Fin Corp. COP
AGM Series Z
5.50%, 8/01/17 (Pre-refunded/ETM)	605	666,571
California State Univ
5.00%, 11/01/24	1,490	1,690,360
Series 2011A
5.25%, 11/01/26	5,500	6,373,235
NPFGC-RE Series A
5.00%, 11/01/24 (Pre-refunded/ETM)	1,570	1,668,156
AMBAC Series B
5.00%, 11/01/14	3,575	3,967,678
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	35,305	37,409,178
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	790	791,541
California Statewide CDA (Redlands Cmnty Hospital)
RADIAN Series A
5.00%, 4/01/12-4/01/13	3,485	3,536,598
California Statewide CDA (Southern CA Edison Co.)
XLCA Series B
4.10%, 4/01/28	14,055	14,609,470
Chaffey CCD CA GO
NPFGC Series B
5.00%, 6/01/25	1,440	1,522,958
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,219,091
Culver City CA Redev Agy (Culver City CA Redev Proj Area)
AMBAC
5.50%, 11/01/14	645	651,295
NPFGC
5.50%, 11/01/18	1,000	1,006,200
NPFGC Series A
5.50%, 11/01/17	1,270	1,277,874

	Principal Amount (000)	U.S. $ Value
Gateway CA USD GO
NPFGC Series A
5.00%, 8/01/24 (Pre-refunded/ETM)	1,230	1,275,818
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/20	1,900	1,990,250
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	16,765	17,966,883
6.25%, 6/01/33 (Pre-refunded/ETM)	18,690	19,884,291
6.75%, 6/01/39 (Pre-refunded/ETM)	12,355	13,435,074
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	10,240	10,956,186
AMBAC Series B
5.00%, 6/01/38 (Pre-refunded/ETM)	3,450	3,667,178
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
AMBAC Series A
5.00%, 6/01/20	10,970	10,975,156
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,387,211
Industry CA GO
5.00%, 7/01/17	3,655	4,234,683
Inland Valley CA Dev Agy
5.25%, 4/01/13 (Pre-refunded/ETM)	2,890	3,064,527
5.50%, 4/01/14 (Pre-refunded/ETM)	1,320	1,466,124
Lincoln CA CFD #2003-1
5.35%, 9/01/16 (Pre-refunded/ETM)	705	774,661
5.90%, 9/01/24 (Pre-refunded/ETM)	1,100	1,218,646
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/13	1,145	1,184,926
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety)
AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,793,597
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	19,831,077
Series B
5.00%, 5/15/21	6,500	7,882,875
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	9,131,177
Series 2008A
5.00%, 8/01/18	9,845	12,097,536
Series A
5.00%, 8/01/25	1,000	1,162,470
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	29,696,608
Series A
5.00%, 5/15/13	4,000	4,224,120
5.25%, 5/15/23-5/15/24	15,955	18,563,471
5.50%, 5/15/14-5/15/17	14,675	16,705,998
Los Angeles CA Dept W&P Wtr
NPFGC Series B
5.00%, 7/01/12	2,260	2,312,635

	Principal Amount (000)	U.S. $ Value
Los Angeles CA GO
NPFGC Series A
5.00%, 9/01/16 (Pre-refunded/ETM)	3,240	3,488,476
Los Angeles CA Harbor Dept
5.00%, 8/01/23	2,500	2,993,800
Los Angeles CA USD GO
AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,480,865
NPFGC Series A
5.25%, 7/01/12	1,865	1,910,525
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	14,858,499
NPFGC Series A-2
5.00%, 7/01/20	11,000	12,208,790
AMBAC Series B
5.00%, 7/01/12	2,330	2,384,033
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC-RE Series A
5.00%, 9/01/12-9/01/13	20,480	21,125,772
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/12-7/01/13	4,715	4,960,308
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,341,453
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	9,103,584
Series A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,966,973
5.75%, 7/01/21	2,045	2,553,673
NPFGC Series B-3
5.00%, 10/01/18 (Pre-refunded/ETM)	3,410	3,825,884
Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
4.40%, 6/01/12	2,830	2,830,481
Mount San Antonio CA CCD GO
NPFGC Series A
5.00%, 8/01/14	5,610	5,755,355
Oakland CA USD GO
NPFGC
5.00%, 8/01/12-8/01/13	2,915	3,014,298
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/13	16,480	17,507,528
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	11,034,496
Series 2009A
5.00%, 2/01/20	1,890	2,258,040
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,362,480
Port of Oakland CA
NPFGC Series 2007C
5.00%, 11/01/18	1,900	2,133,909
Rancho Santiago CA CCD GO
AGM
5.00%, 9/01/25	2,275	2,446,035

	Principal Amount (000)	U.S. $ Value
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	2,000	2,228,180
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,707,865
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,492,027
San Bernardino Cnty CA COP (San Bernardino Cnty COP Detention Ctr)
NPFGC Series A
5.25%, 11/01/17	7,180	7,377,881
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21	14,905	17,659,742
Series 2009 B
5.00%, 5/15/18	20,615	24,865,401
San Diego CA USD GO
FGIC Series D
5.25%, 7/01/25	2,170	2,240,156
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,211,920
San Diego Cnty CA Wtr Auth
AGM Series 2008A
5.00%, 5/01/19	2,680	3,129,168
San Diego Cnty CA Wtr Auth COP
AGM Series 2008 A
5.00%, 5/01/24	4,860	5,380,360
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15-5/01/25	17,690	19,773,505
5.25%, 5/01/18	4,655	5,393,236
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,504,732
Series 2009C-2
5.00%, 5/01/16	11,520	13,169,894
Series 2011C
5.00%, 5/01/21	3,900	4,458,441
San Francisco City/Cnty CA Pub Util Wtr
NPFGC
5.25%, 10/01/14	5,245	5,528,754
Series 2009A
5.00%, 11/01/28	2,000	2,212,300
Series 2011A
5.00%, 11/01/25	11,320	13,118,408
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
NPFGC
6.00%, 8/01/15	670	711,419
San Mateo Cnty CA CCD GO
NPFGC-RE Series A
5.375%, 9/01/20	1,140	1,175,317
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/20	1,000	1,106,570

	Principal Amount (000)	U.S. $ Value
Santa Clara CA Redev Agy (Bayshore North Proj)
NPFGC
5.00%, 6/01/15	1,000	1,006,940
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)
NPFGC
5.375%, 9/01/17	560	560,437
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,430	6,465,129
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,767,320
Series 2010-1
5.00%, 7/01/25	8,235	9,359,654
Tahoe Truckee CA USD GO
NPFGC
5.50%, 8/01/19	1,185	1,483,584
Univ of California
Series 2009 Q
5.25%, 5/15/22	3,510	4,066,195
Series 2010U
5.00%, 5/15/24	4,215	4,884,806
AGM Series J
5.00%, 5/15/16	6,330	7,201,071
NPFGC Series K
5.00%, 5/15/13	6,460	6,869,370
Vernon CA Elec Sys
Series 2009A
5.00%, 8/01/12	16,150	16,447,321
Walnut CA Pub Fin Auth (Walnut Impt Proj)
AMBAC
5.375%, 9/01/20	2,075	2,098,925

		938,652,089

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	310	305,548

Colorado - 0.2%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	1,700	2,039,354
Series D
7.75%, 11/15/13	175	184,746

		2,224,100

Florida - 4.5%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	765	783,001
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	2,000	2,277,220
Chapel Creek FL CDD
5.20%, 5/01/11 (b)(c)	1,590	540,600
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	13,125	14,848,181

	Principal Amount (000)	U.S. $ Value
Dupree Lakes CDD FL
6.83%, 11/01/15	255	246,391
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
NPFGC
5.00%, 7/01/13	6,760	7,204,402
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,040	19,038,208
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	320	256,000
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,520,264
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,242,822
New River CDD FL
1.00%, 5/01/18-5/01/38 (c)	1,080	420,038
Series 2010A1
1.00%, 5/01/38 (c)	245	161,700
Series 2010B1
1.00%, 5/01/15 (c)	235	205,862
Series B
5.00%, 5/01/13 (c)	405	4
Parker Rd CDD FL
Series B
5.35%, 5/01/15	2,060	1,030,000
Six Mile Creek CDD FL
5.50%, 5/01/17 (b)(c)	825	255,750
Sterling Hill CDD FL
Series B
5.50%, 12/31/49 (b)(c)	165	120,450
Venetian CDD FL
Series B
5.95%, 5/01/12	115	114,838
		51,265,731
Guam - 0.2%
Guam Wtrworks Auth
5.00%, 7/01/12	1,270	1,281,976
5.50%, 7/01/16	1,500	1,583,085
		2,865,061
Illinois - 0.3%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	2,828,509
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	526	514,680
		3,343,189

	Principal Amount (000)	U.S. $ Value
Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	3,200	128,000
Massachusetts - 0.5%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	4,830	5,685,248
Nevada - 0.4%
Clark Cnty NV SD GO
5.00%, 6/15/16	3,340	3,823,732
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	315	240,144
		4,063,876
North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,709,543
Series C
5.30%, 1/01/15	3,580	3,727,460
		6,437,003
Ohio - 1.1%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series 2008A
5.00%, 2/01/13	10,350	10,683,166
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (c)(d)	2,210	1,781,592
		12,464,758
Puerto Rico - 5.4%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	13,550	14,919,388
Series 2007TT
5.00%, 7/01/21	3,850	4,166,085
Series 2007V V
5.50%, 7/01/20	3,065	3,565,607
Series W
5.50%, 7/01/17	5,620	6,436,305
Puerto Rico GO
Series 2007A
5.50%, 7/01/18	2,650	2,953,637
Series A
5.00%, 7/01/30	3,230	3,283,101
Puerto Rico Govt Dev Bank
NPFGC Series 2009
4.75%, 12/01/15	5,500	5,666,265
Puerto Rico Pub Bldgs Auth
Series C
5.50%, 7/01/12 (Pre-refunded/ETM)	5	5,125
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)

	Principal Amount (000)	U.S. $ Value
5.75%, 7/01/15	2,570	2,824,816
Series C
5.50%, 7/01/12	1,135	1,158,665
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27	8,365	8,389,760
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	4,300	4,749,780
Series C
5.00%, 8/01/22	2,565	3,028,829

		61,147,363

Texas - 1.1%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,310,921
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	10,290	11,536,531

		12,847,452

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	666	721,611
Celebrate Virginia North CDA VA Auth
Series B
6.25%, 3/01/18	4	2,757

		724,368

Total Municipal Obligations (cost $1,039,117,308)		1,102,153,786

SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit
0.01%, 1/03/12 (cost $20,053,191)	20,053	20,053,191

Total Investments - 98.9% (cost $1,059,170,499) (e)		1,122,206,977
Other assets less liabilities - 1.1%		12,732,556

Net Assets - 100.0%		$1,134,939,533

(a)	When-Issued or delayed delivery security.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Fair valued.
(e)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,533,655 and gross unrealized depreciation of investments was $(8,497,177), resulting in net unrealized appreciation of $63,036,478.

As of December 31, 2011, the Fund held 29.5% of net assets in insured bonds (of this amount 5.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SSA	-	Special Services Area
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,077,615,143	$24,538,643		$1,102,153,786
Short-Term Investments		– 0	–	20,053,191	– 0	–	20,053,191

Total Investments in Securities		– 0	–	1,097,668,334	24,538,643		1,122,206,977
Other Financial Instruments*		– 0	–	– 0 –	– 0	–	– 0	–

Total	$	– 0	–	$1,097,668,334	$24,538,643		$1,122,206,977

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/11	$128,000		$128,000
Accrued discounts/premiums	63,237		63,237
Realized gain (loss)	8,304		8,304
Change in unrealized appreciation/depreciation	(431,143)		(431,143)
Purchases	3,635,000		3,635,000
Sales	(217,000)		(217,000)
Transfers in to Level 3	21,352,245		21,352,245
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/11	$24,538,643		$24,538,643

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11*	$(431,143)		$(431,143)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 98.5%
New York - 75.2%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$14,875,720
Albany Cnty NY GO
NPFGC-RE
5.00%, 10/01/12	205	207,136
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	7,188,447
Erie Cnty NY IDA (Buffalo NY SD)
5.00%, 5/01/22	5,800	6,835,126
AGM
5.00%, 5/01/14	1,120	1,224,462
5.75%, 5/01/24	1,520	1,619,013
AGM Series A
5.00%, 5/01/16	1,210	1,386,575
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	6,360	7,100,558
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,590	38,343,931
Metropolitan Trnsp Auth NY
Series 2010D
5.25%, 11/15/24	10,755	12,310,065
Series 2010G
5.00%, 11/15/21	9,305	10,949,193
5.25%, 11/15/22-11/15/26	33,880	39,047,132
Series 2011C
5.00%, 11/15/24	2,890	3,274,543
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,595,881
Series B
5.00%, 11/15/16-11/15/17	6,645	7,675,104
AMBAC Series A
5.50%, 11/15/18	5,325	5,553,443
AMBAC Series B
5.00%, 7/01/20 (Pre-refunded/ETM)	535	536,487
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
AGM Series 2002A
5.25%, 11/15/12	7,425	7,738,186
NPFGC Series A
5.25%, 11/15/13	2,660	2,891,686
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	12,965	15,273,244
Nassau Cnty NY GO
5.00%, 4/01/21-4/01/22	5,915	6,953,978
NPFGC-RE Series A
6.00%, 7/01/12-7/01/13	2,000	2,097,410
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
AMBAC
5.375%, 11/15/15-11/15/16	1,100	1,103,288

	Principal Amount (000)	U.S. $ Value
AMBAC Series B
5.00%, 11/15/14	3,595	3,869,874
AMBAC Series H
5.25%, 11/15/13	1,745	1,899,712
New York Bridge Auth
5.00%, 1/01/17	4,575	4,582,915
New York NY GO
5.00%, 8/01/13-10/01/24	26,945	30,625,182
5.25%, 9/01/14-9/01/16	17,910	20,653,732
Series 04G
5.00%, 8/01/12	3,910	4,016,117
Series 1993E
5.00%, 8/01/23	6,835	8,146,773
Series 2002C
5.50%, 8/01/13 (Pre-refunded/ETM)	150	158,327
5.50%, 8/01/13-8/01/14	14,645	15,425,520
5.50%, 8/01/14 (Pre-refunded/ETM)	130	137,216
Series 2003A
5.25%, 8/01/17 (Pre-refunded/ETM)	715	769,883
5.25%, 8/01/17	4,990	5,348,432
Series 2005M
5.00%, 4/01/12 (Pre-refunded/ETM)	3,610	3,650,901
5.00%, 4/01/12	4,530	4,581,778
Series 2011A
5.00%, 8/01/26	14,275	16,519,173
Series C
5.00%, 1/01/16	4,410	5,103,737
5.50%, 9/15/19 (Pre-refunded/ETM)	1,000	1,087,820
Series E
5.00%, 8/01/16	5,500	6,448,530
Series I
5.00%, 8/01/14	2,700	2,985,930
AGM
5.25%, 8/01/14	1,750	1,948,818
NPFGC
5.00%, 8/01/16	2,350	2,600,134
NPFGC-RE
5.00%, 8/01/13	2,750	2,945,360
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/14	10,215	11,059,576
New York NY IDA (Magen David Yeshivah)
ACA
4.99%, 6/15/13 (a)	2,305	2,120,600
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19-6/15/26	49,525	57,557,047
Series FF
5.00%, 6/15/25	24,730	28,494,648
New York NY Trnsl Fin Auth
5.00%, 11/01/12-2/01/24	39,235	44,210,838
5.25%, 8/01/14	1,300	1,446,627
5.25%, 2/01/20 (Pre-refunded/ETM)	6,310	6,646,891
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	1,965	2,069,911
Series 2004C
5.25%, 2/01/13	710	747,516
5.25%, 2/01/13 (Pre-refunded/ETM)	4,300	4,527,212

	Principal Amount (000)	U.S. $ Value
5.25%, 2/01/21 (Pre-refunded/ETM)	3,630	3,991,367
Series 2006A
5.00%, 8/01/13 (Pre-refunded/ETM)	18,175	19,528,856
5.00%, 8/01/13	25	26,809
Series 2011A-1
5.00%, 11/01/23	15,315	18,630,697
NPFGC
5.25%, 2/01/20	115	121,000
NPFGC Series 2003E
5.25%, 2/01/21	35	36,594
NPFGC-RE
5.00%, 11/01/13	18,405	19,933,535
5.50%, 11/01/13	7,075	7,372,645
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,790	26,986,323
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/21	4,605	5,453,379
New York St Dormitory Auth
5.375%, 7/01/19 (Pre-refunded/ETM)	1,400	1,435,168
NPFGC
5.20%, 2/15/16 (Pre-refunded/ETM)	1,000	1,139,700
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,340
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	13,309,989
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,058,300
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,538,133
New York St Dormitory Auth (Mt Sinai School Of Medicine)
5.00%, 7/01/19	4,360	5,096,971
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	1,500	1,559,145
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	29,724,980
AGM
5.00%, 2/15/16	3,830	4,367,387
NPFGC
5.00%, 8/15/17	480	480,350
NPFGC Series 1998D
5.25%, 2/15/13	110	110,206
New York St Dormitory Auth (New York St Lease Secured Hosp)
3.875%, 2/15/12	1,000	1,003,190
4.00%, 2/15/13-8/15/15	9,160	9,656,022

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Suny)
Series B
5.25%, 11/15/23	4,960	5,046,502
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/22	6,050	6,996,644
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/12-2/15/19	71,360	82,676,154
Series 2008 A
5.00%, 3/15/20	4,750	5,723,608
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	11,334,682
Series G
5.00%, 3/15/17-3/15/18	15,885	19,152,802
AGM
5.00%, 3/15/13	2,525	2,662,638
AMBAC
5.00%, 3/15/15	1,650	1,867,008
NPFGC-RE
5.50%, 3/15/14	4,750	5,031,248
New York St Dormitory Auth (New York Univ)
NPFGC
5.75%, 7/01/12	1,540	1,581,518
NPFGC Series A
6.00%, 7/01/18	1,000	1,242,970
New York St Dormitory Auth (State Univ of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,637,781
New York St Dormitory Auth (Winthrop So Nassau Univ Hlth)
AMBAC Series A
5.25%, 7/01/18	1,000	1,011,710
AMBAC Series B
5.25%, 7/01/19	1,325	1,340,383
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,836,296
New York St Energy Res & Dev Auth (New York St Elec And Gas Corp.)
NPFGC Series 2010 C
0.808%, 4/01/34 (a)(b)(c)	17,725	13,494,610
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	27,340	29,609,500
Series 2009 A
5.25%, 6/15/24	7,300	8,765,621
New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE
5.00%, 12/15/23	1,060	1,170,335
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (a)(d)	1,980	20

	Principal Amount (000)	U.S. $ Value
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	22,670	27,441,674
AGM
0.045%, 4/01/17 (a)(b)(c)	7,675	7,139,661
5.00%, 4/01/13	4,230	4,476,186
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
4.50%, 4/01/23	480	475,109
New York St Pwr Auth
NPFGC
5.00%, 11/15/16	6,180	7,369,465
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	895	1,016,657
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,632,378
Series 2010A
5.00%, 3/15/24-3/15/25	21,960	25,893,861
AGM
5.00%, 3/15/14-3/15/15	8,840	9,875,545
AGM Series 2005A
5.00%, 3/15/18	1,035	1,156,499
AMBAC
5.00%, 3/15/15	10,170	11,507,558
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
5.00%, 4/01/17	21,620	25,633,969
AGM
5.00%, 4/01/12	1,415	1,430,961
AGM Series 5B
5.00%, 4/01/14	64,440	70,538,602
AMBAC
5.25%, 4/01/14	3,190	3,509,574
NPFGC
5.00%, 4/01/24	1,060	1,139,860
5.25%, 4/01/12-4/01/14	13,930	14,811,783
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	27,135	29,614,387
New York St Thruway Auth (New York St Thruway Gen Toll Road)
AMBAC
5.00%, 1/01/13-1/01/14	12,285	13,032,051
New York St UDC (New York St Lease Svc Contract)
5.00%, 1/01/19	3,525	4,163,166
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,378,335
AMBAC
5.00%, 12/15/20	6,265	7,058,149
Newburgh NY CSD GO
4.75%, 6/29/12	4,275	4,274,786
Niagara Falls NY Bridge Comm
FGIC
6.30%, 10/01/12 (Pre-refunded/ETM)	4,670	4,875,573
Port Authority of NY & NJ
NPFGC-RE
5.00%, 12/01/19	15,290	16,781,845

	Principal Amount (000)	U.S. $ Value
XLCA
5.00%, 10/01/19	3,700	4,123,354
XLCA Series CONS 143rd
5.00%, 10/01/17	6,370	7,156,568
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/16-7/01/17	2,900	3,245,943
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14	12,365	13,509,752
Series 2008
5.00%, 6/01/12	8,000	8,154,560
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,665	2,965,505
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/15-11/15/19	40,235	47,620,445
5.00%, 1/01/20 (Pre-refunded/ETM)	1,000	1,000,000
5.25%, 11/15/12-11/15/13	14,455	15,456,305
5.25%, 1/01/17 (Pre-refunded/ETM)	5,025	5,025,000
5.50%, 1/01/12 (Pre-refunded/ETM)	2,990	2,990,000
5.50%, 1/01/17 (Pre-refunded/ETM)	9,370	10,552,307
Series 2011A
5.00%, 1/01/27	7,000	8,187,480
NPFGC
5.125%, 1/01/18 (Pre-refunded/ETM)	8,165	8,185,249
5.25%, 11/15/15	3,145	3,660,371
Troy Res Corp. (Rensselaer Polytechnic Institute.)
5.00%, 9/01/16-9/01/21	7,490	8,418,772
Series 2010B
5.00%, 9/01/17-9/01/18	9,100	10,387,000
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	755,313
Yonkers NY GO
Series 2011A
5.00%, 10/01/14-10/01/16	4,555	4,940,657
NPFGC
5.00%, 8/01/12-8/01/14	7,925	8,313,541

		1,374,929,210

Alabama - 0.7%
Alabama Pub Sch & Clg Auth
Series B
5.00%, 5/01/18	11,055	13,439,785

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	420	413,969

California - 3.8%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,000	6,063,000
Series A
5.00%, 7/01/18-7/01/20	27,975	34,005,586

	Principal Amount (000)	U.S. $ Value
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	26,250	27,814,500
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.00%, 5/01/21	1,280	1,473,446

		69,356,532

Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	340	358,935
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (a)	2,765	1,244,250

		1,603,185

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
5.00%, 10/01/19-10/01/21	5,795	6,673,537

Florida - 5.6%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	1,180	1,207,765
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	32,640	36,925,306
Series 2010A
5.00%, 6/01/16	7,230	7,913,018
Dupree Lakes CDD FL
6.83%, 11/01/15	360	347,846
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (a)	2,760	1,894,050
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	19,458,361
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	15,019,853
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (a)(d)	955	286,500
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,270	1,415,694
AGM Series A
5.00%, 10/01/16	3,500	3,878,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	565	592,911
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,465,363

	Principal Amount (000)	U.S. $ Value
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
5.75%, 10/01/20	1,545	1,841,115
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	1,230	1,226,704
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	90	90,594
Series 2010A-2
6.125%, 5/01/35 (a)(e)	200	149,938
Series 2010B
5.125%, 5/01/17 (a)(e)	455	395,636
Series 4B
5.125%, 5/01/09 (a)(f)	185	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	1,595	1,398,735
Polk Cnty FL SD Sales Tax
AGM
5.00%, 10/01/16	2,665	2,991,303
Six Mile Creek CDD FL
5.50%, 5/01/17 (a)(d)	1,010	313,100
Sterling Hill CDD FL
Series B
5.50%, 11/01/10 (a)(d)	165	120,450
Venetian CDD FL
Series B
5.95%, 5/01/12	170	169,760
Verano CDD FL
Series B
5.00%, 11/01/13	1,680	1,553,866

		102,656,568

Georgia - 0.4%
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series A
5.00%, 3/15/17	6,975	7,613,003

Guam - 0.1%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,723,767

Illinois - 0.6%
Bolingbrook IL Sales Tax
5.75%, 1/01/15 (e)	1,090	838,842
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)	1,307	737,043
Cortland IL SSA #10
5.125%, 3/01/14	2,605	2,557,797
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,620	1,620,211

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	3,950	3,952,133
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	693	678,087

		10,384,113

Indiana - 0.6%
Indiana Bond Bank Gas (JP Morgan Chase)
5.25%, 10/15/18-10/15/21	10,745	11,674,001

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22 (a)(d)	1,515	454,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (a)(d)	1,155	462,000
Whispering Springs CDD LA
5.20%, 10/01/21 (a)(d)	1,500	382,500

		1,299,000

Nevada - 0.8%
Clark Cnty NV Arpt (McCarran Airport)
AGM Series C 2009
5.00%, 7/01/23	7,400	8,166,714
Clark Cnty NV SD GO
Series B
5.00%, 6/15/17	3,620	4,207,960
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.625%, 3/01/12 (a)	535	512,514
Las Vegas NV SID #607 (Las Vegas NV SID #607 Providence)
5.35%, 6/01/12	1,345	1,347,058

		14,234,246

New Jersey - 0.1%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,195	2,593,283

North Carolina - 0.4%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,641,380
5.375%, 1/01/17	2,285	2,376,423
North Carolina Mun Pwr Agy #1
Series A
5.25%, 1/01/17	2,290	2,720,703

		6,738,506

	Principal Amount (000)	U.S. $ Value
Ohio - 0.3%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (a)(f)	1,230	991,565
Ohio Air Quality Dev Auth (Cleveland Electric Illum)
7.25%, 11/01/32	4,905	5,098,551

		6,090,116

Pennsylvania - 1.0%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	16,765,633
5.25%, 9/01/23	2,075	2,317,775

		19,083,408

Puerto Rico - 6.5%
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13-7/01/15	12,425	13,346,618
5.50%, 7/01/16-7/01/19	15,645	17,928,758
Series 2010AAA
5.25%, 7/01/21	8,575	9,668,827
Series 2010ZZ
5.25%, 7/01/22	7,900	8,785,037
NPFGC
5.50%, 7/01/16	3,695	4,194,860
Puerto Rico GO
5.00%, 7/01/13	4,980	5,226,610
5.25%, 7/01/14	1,305	1,402,523
Puerto Rico Govt Dev Bank
5.00%, 12/01/12-12/01/14	9,390	9,724,348
Series B
5.00%, 12/01/13	4,410	4,654,358
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,685,516
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
4.988%, 7/01/28(b)	1,090	833,414
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	1,000	1,016,440
5.75%, 7/01/15	4,245	4,665,892
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27	1,405	1,409,159
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	26,780,564
Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,062,471

		118,385,395

Tennessee - 1.0%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A

	Principal Amount (000)	U.S. $ Value
5.25%, 9/01/21	17,375	17,504,617

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	999	1,082,416
Celebrate Virginia North CDA VA Auth
Series B
6.25%, 3/01/18	6	4,136

		1,086,552

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	11,010	12,709,504

Total Municipal Obligations (cost $1,695,976,325)		1,800,192,297

SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 1/03/12 (cost $6,503,103)	6,503	6,503,103

Total Investments - 98.9% (cost $1,702,479,428) (g)		1,806,695,400
Other assets less liabilities - 1.1%		20,756,375

Net Assets - 100.0%		$1,827,451,775

(a)	Illiquid security.
(b)	Variable rate coupon, rate shown as of December 31, 2011.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2011 and the aggregate market value of these securities amounted to $20,634,271 or 1.13% of net assets.
(d)	Security is in default and is non-income producing.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Fair valued.
(g)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $119,645,471 and gross unrealized depreciation of investments was $(15,429,499), resulting in net unrealized appreciation of $104,215,972.

As of December 31, 2011, the Fund held 24.3% of net assets in insured bonds (of this amount 3.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	–	ACA Financial Guaranty Corporation
AGM	–	Assured Guaranty Municipal
AMBAC	–	Ambac Assurance Corporation
CDA	–	Community Development Authority
CDD	–	Community Development District
COP	–	Certificate of Participation
CSD	–	Central/Community School District

EDA	–	Economic Development Agency
ETM	–	Escrowed to Maturity
FGIC	–	Financial Guaranty Insurance Company
GO	–	General Obligation
IDA	–	Industrial Development Authority/Agency
LID	–	Local Improvement District
NPFGC	–	National Public Finance Guarantee Corporation
NPFGC-RE	–	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	–	School District
SFMR	–	Single Family Mortgage Revenue
SID	–	Special Improvement District
SSA	–	Special Services Area
UDC	–	Urban Development Corporation
XLCA	–	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,747,785,841		$52,406,456^		$1,800,192,297
Short-Term Investments		– 0	–	6,503,103		– 0	–	6,503,103

Total Investments in Securities		– 0	–	1,754,288,944		52,406,456		1,806,695,400
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$1,754,288,944		$52,406,456		$1,806,695,400

^	The Portfolio held a security with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds*	Total
Balance as of 9/30/11	$13,911,550	$13,911,550
Accrued discounts/(premiums)	(28,815)	(28,815)
Realized gain (loss)	12,385	12,385
Change in unrealized appreciation/depreciation	(283,237)	(283,237)
Purchases	5,823,477	5,823,477
Sales	(556,300)	(556,300)
Transfers in to Level 3	46,984,446	46,984,446
Transfers out of Level 3	(13,457,050)	(13,457,050)

Balance as of 12/31/11	$52,406,456	$52,406,456

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$(283,237)	$(283,237)

*	The Portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 94.8%
Alabama - 2.4%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/16-5/01/17	$67,805	$80,862,043
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	12,051,160
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,694,023
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	7,725	7,898,117
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	12,105	12,393,946
FGIC Series D
5.00%, 2/01/42 (Pre-refunded/ETM)	5,900	6,040,833

		134,940,122

Arizona - 2.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.10%, 2/01/42 (a)	18,025	16,752,074
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,947,430
Arizona Tourism & Sports Auth (Arizona Tourism/sports Spl Tax)
5.00%, 7/01/15-7/01/16	3,815	3,880,918
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	19,035,476
Arizona Trnsp Brd Highway
5.00%, 7/01/15	8,480	9,665,250
Series 2011A
5.00%, 7/01/24-7/01/25	17,160	20,271,065
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series B
6.25%, 12/01/20	1,435	1,438,516
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/20-7/01/25	26,890	30,292,848
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/14	5,000	5,491,700
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,524,300
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	2,050	2,136,408

	Principal Amount (000)	U.S. $ Value
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	955	941,286
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,466,579

		118,843,850

California - 8.6%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,770	246,216,389
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19	16,765	20,534,107
5.25%, 7/01/21	2,735	3,316,461
Series A
5.00%, 7/01/20	5,675	6,849,271
5.25%, 7/01/12	13,375	13,695,465
California GO
5.00%, 8/01/14-5/01/17	33,740	37,840,967
Series 2008
5.00%, 4/01/18	5,000	5,914,150
Series 2009
5.25%, 10/01/20	5,085	6,059,235
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	60,165	63,750,834
Fremont CA USD GO
AGM Series B
5.00%, 8/01/27	1,000	1,047,190
Fresno CA USD GO
NPFGC Series A
6.00%, 2/01/20	3,255	3,978,489
Golden St Tobacco Sec CA
FGIC
5.50%, 6/01/33 (Pre-refunded/ETM)	5,000	5,349,700
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	28,609,924
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	1,000	1,114,090
Sacramento CA Mun Util Dist
NPFGC Series G
6.50%, 9/01/13	550	581,944
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	3,700	4,403,444
Series 2009 E
5.25%, 5/01/22-5/01/23	10,380	12,008,833
Series 2011C
5.00%, 5/01/22	5,795	6,500,657

	Principal Amount (000)	U.S. $ Value
Vernon CA Elec Sys
Series A
5.25%, 8/01/14	12,160	12,792,077

		480,563,227

Colorado - 2.1%
Baptist Rd Rural Trnsp Auth Co. (Baptist Road Co. Sales & Use)
4.80%, 12/01/17	270	230,167
Broomfield CO COP
5.00%, 12/01/16-12/01/20	13,710	16,068,079
Colorado DOT
NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	9,205,453
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.50%, 11/15/19	2,140	2,517,025
Series 2010 A
5.00%, 11/15/21-11/15/23	19,630	22,606,175
Series 2011B
4.00%, 11/15/14	6,640	7,085,743
Series A-1
5.00%, 11/15/12	23,625	24,543,540
5.25%, 11/15/13	11,305	12,195,156
Mun Subdist No CO Wtr Dist
AMBAC Series 2007 J
5.00%, 12/01/13	7,295	7,755,752
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)(c)	13,168	4,608,800
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	2,856,448
5.25%, 1/15/24-7/15/24	7,745	7,867,216
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (b)(c)	2,185	983,250

		118,522,804

Connecticut - 0.1%
Univ of Connecticut Student Fee
NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,204,856

District of Columbia - 0.8%
District of Columbia GO
AGM Series C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	6,403,393
District of Columbia HFA SFMR (District of Columbia HFA)
Series A
6.25%, 12/01/28	410	410,324
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,996,286
Metro Washington Arpt Auth VA
5.00%, 10/01/20	11,905	14,331,596
NPFGC Series 2005 A
5.25%, 10/01/15	1,715	1,934,606

	Principal Amount (000)	U.S. $ Value
Series 2008A
5.50%, 10/01/14	4,140	4,595,607
Series 2010B
5.00%, 10/01/13	3,325	3,553,660
Series A
5.50%, 10/01/12-10/01/18	11,910	13,397,567

		46,623,039

Florida - 7.0%
Beacon Tradeport CDD FL
Series B
7.125%, 5/01/22	2,410	2,466,707
Bonnet Creek Resort CDD FL
7.125%, 5/01/12	395	395,020
Brevard Cnty FL Sch Brd
AMBAC
5.00%, 7/01/26 (Pre-refunded/ETM)	5,000	5,116,450
Broward Cnty FL Sch Brd COP
NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,670,646
Chapel Creek FL CDD
Series B
5.25%, 5/01/15 (b)(c)	3,660	1,244,437
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,345	111,997,886
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,553,550
Dade Cnty FL SD GO
NPFGC Series 94
5.00%, 8/01/12	8,060	8,247,637
Dupree Lakes CDD FL
6.83%, 11/01/15	215	207,742
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (c)	1,315	902,419
Fishhawk CDD #2 FL
Series B
5.00%, 5/01/12	945	921,923
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	150	175,195
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	390	416,766
Series A
5.00%, 6/01/12-1/01/16	25,050	26,506,833
Series B
5.00%, 1/01/12-6/01/13	14,850	15,169,850
Series D
5.00%, 6/01/12	4,610	4,698,512
Florida Brd of Ed Lottery
NPFGC Series 2002C
5.00%, 1/01/17 (Pre-refunded/ETM)	3,740	3,950,338
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
AMBAC
5.00%, 7/01/15	4,825	5,416,207

	Principal Amount (000)	U.S. $ Value
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	13,069,594
NPFGC-RE Series A
5.00%, 7/01/18	3,500	3,737,090
NPFGC Series B
5.00%, 7/01/15	6,095	6,841,820
Florida GO
Series 2009 B
5.00%, 7/01/17	3,245	3,898,121
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	21,170,200
Florida Turnpike Auth (Florida Turnpike)
AGM Series A
5.00%, 7/01/12	6,375	6,519,649
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (b)(c)	3,545	1,063,500
Jacksonville FL Elec Auth
Series 2009 G
5.00%, 10/01/19	2,695	3,195,461
Series 2009B
5.00%, 10/01/15	5,780	6,267,659
Series 2011-23
5.00%, 10/01/13	30,790	33,179,920
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	885	708,000
5.00%, 11/01/11 (b)(c)	6,810	2,247,300
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,563,825
5.625%, 10/01/25	2,530	2,789,426
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	2,465	2,586,771
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,340,269
Miami-Dade Cnty FL SD GO
NPFGC
5.00%, 2/15/13	3,325	3,489,421
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,662,104
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	3,730	3,720,004
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,555	1,548,376
Orange Cnty FL Sales Tax
NPFGC-RE Series A
5.00%, 1/01/13	5,520	5,754,600
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	245	246,617

	Principal Amount (000)	U.S. $ Value
Series 2010A-2
6.125%, 5/01/35 (c)(d)	535	401,084
Series 2010B
5.125%, 5/01/17 (c)(d)	1,225	1,065,174
Series 4B
5.125%, 5/01/09 (c)(e)	510	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	3,440	3,016,708
Sarasota Cnty FL Util Sys
NPFGC-RE Series C
5.25%, 10/01/21 (Pre-refunded/ETM)	2,000	2,074,080
Sarasota County FL Sch Brd COP
Series 2010 B
5.00%, 7/01/18	2,350	2,745,857
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13 (Pre-refunded/ETM)	2,445	2,660,845
Sweetwater Creek CDD FL
Series B-1
5.30%, 5/01/17 (b)(c)	985	374,300
Series B-2
5.125%, 5/01/13 (b)(c)	2,905	1,103,900
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	2,050	2,470,824
Tampa FL Occuptl License Tax
NPFGC-RE Series A
5.375%, 10/01/17-10/01/18	8,110	8,330,929
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	3,895	4,491,597
Tampa Hillsboro Cnty FL Expwy Auth
5.00%, 7/01/12 (Pre-refunded/ETM)	6,265	6,409,346
AMBAC
5.00%, 7/01/12	2,310	2,354,722
Venetian CDD FL
Series B
5.95%, 5/01/12	220	219,690
Verano CDD FL
Series B
5.00%, 11/01/12-11/01/13	3,275	3,048,487
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15	1,125	1,004,096
Waterset North CDD FL
Series B
6.55%, 11/01/15	7,015	4,502,858

		393,932,342

Georgia - 3.3%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	10,904,059
5.25%, 1/01/20	6,500	7,839,390
5.50%, 1/01/21	7,500	9,206,400
5.75%, 1/01/22-1/01/23	20,000	24,506,390

	Principal Amount (000)	U.S. $ Value
Series 2101C
5.875%, 1/01/24	2,880	3,477,686
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	26,226,753
Gainesville GA Redev Auth (Gainesville GA GO)
AGC Series 2009B
5.00%, 11/15/13	1,550	1,656,284
Georgia Mun Elec Auth
Series 2010 B
5.00%, 1/01/16-1/01/20	43,550	51,736,426
AGM Series A
5.25%, 1/01/14	4,230	4,612,984
NPFGC Series A
5.25%, 1/01/14-11/01/21	6,625	7,008,165
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,128,050
Series A
5.00%, 3/15/16-3/15/17	14,900	16,202,663
Main Street Nat Gas, Inc. (Merrill Lynch & Co., Inc.)
Series B
5.00%, 3/15/12-3/15/13	8,905	9,015,824
Metro Atlanta Rapid Transit Auth GA
NPFGC-RE Series A
5.00%, 7/01/12-7/01/13	11,630	12,329,084

		186,850,158

Guam - 0.1%
Guam GO
Series 2009A
5.75%, 11/15/14	2,530	2,582,548
Guam Wtrworks Auth
Series 05
5.00%, 7/01/13	1,345	1,377,361

		3,959,909

Hawaii - 0.6%
Hawaii GO
AGM
5.50%, 2/01/21 (Pre-refunded/ETM)	1,470	1,475,615
AGM Series CX
5.50%, 2/01/17 (Pre-refunded/ETM)	4,055	4,070,490
5.50%, 2/01/21 (Pre-refunded/ETM)	1,070	1,074,087
Honolulu HI Wstwtr Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	8,110,869
Series 2010A
5.00%, 7/01/24	16,500	19,090,665

		33,821,726

Illinois - 3.9%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	2,180	1,677,684

	Principal Amount (000)	U.S. $ Value
Chicago IL GO
AGM Series 2004A
5.00%, 1/01/23	8,160	8,550,130
AGM Series A
5.00%, 1/01/12 (Pre-refunded/ETM)	5,760	5,760,000
Chicago IL Pub Bldg Comm
AMBAC
5.25%, 3/01/21 (Pre-refunded/ETM)	4,000	4,225,320
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	6,965	7,093,783
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,654,650
Chicago IL Tax Increment (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	900	900,000
Chicago IL Trnsp Auth Fed GAN (Chicago Il Fed Hwy Grant)
AMBAC Series 2004
5.25%, 6/01/13	2,520	2,665,429
Chicago IL Wstwtr
NPFGC Series B
5.25%, 1/01/15	4,225	4,649,908
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (c)	5,078	2,863,586
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	10,572,343
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	3,135	3,584,496
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NPFGC Series B
3.465%, 1/01/19 (f)	5,730	5,860,931
Illinois Dev Fin Auth (Illinois SRF)
Series 2002
5.25%, 3/01/12	5,825	5,868,222
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	2,200	2,245,166
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	5,975	5,978,226
Illinois GO
5.00%, 1/01/13	1,510	1,567,909
AGM
5.00%, 9/01/14	5,550	6,049,167
AMBAC
5.00%, 4/01/14-11/01/14	7,230	7,827,489
NPFGC
5.25%, 10/01/21	1,740	1,776,940
Series 2006 A
5.00%, 6/01/15	4,875	5,376,101
Series 2010

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/17-1/01/19	43,205	48,755,915
AGM Series A
5.25%, 10/01/13	7,785	8,327,225
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	17,322,236
NPFGC Series B
5.00%, 3/01/15	5,000	5,343,250
Illinois Sales Tax
Series Q
6.00%, 6/15/12	1,185	1,212,433
Matteson IL GO
8.00%, 12/01/29 (d)	19,775	16,728,463
Pingree Grove SSA #1 IL (Pingree Grove SSA #1 Cambridge)
Series 5-1
5.25%, 3/01/15	1,165	1,139,929
Regional Trnsp Auth IL Sales Tax
NPFGC Series A
5.00%, 7/01/16	5,285	6,082,612
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,228,852
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,257,044
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE
5.00%, 1/01/14-1/01/16	8,705	9,538,649

		217,684,088

Indiana - 0.3%
Allen Cnty IN Juv Justice Ctr
AMBAC
5.50%, 1/01/18 (Pre-refunded/ETM)	1,575	1,590,750
Indianapolis IN Gas Util
AGC Series A
5.00%, 8/15/30	7,670	8,153,900
Indianapolis IN Loc Bond Bank
Series B
6.00%, 1/10/13	1,200	1,202,628
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	6,285	7,031,281

		17,978,559

Kansas - 0.5%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	26,125	16,584,934
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13-9/01/14	11,960	13,025,218

		29,610,152

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)

	Principal Amount (000)	U.S. $ Value
NPFGC
5.00%, 9/01/16	5,000	5,872,600
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,461,664

		14,334,264

Louisiana - 2.2%
Coves of The Highland CDD LA
5.60%, 11/01/21 (b)(c)	4,025	161,000
De Soto Parish LA PCR (International Paper Co.)
Series A-2
5.00%, 10/01/12	4,700	4,827,041
E. Morial New Orleans Exhib Hall LA
AMBAC Series A
5.25%, 7/15/20 (Pre-refunded/ETM)	3,450	3,707,370
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (b)(c)	9,814	3,925,600
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,805	22,873,663
Louisiana Citizens Ppty Ins Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,885,475
Louisiana GO
AGM Series 2006C
5.00%, 5/01/14	6,585	7,245,673
AMBAC Series A
5.00%, 10/15/12	11,965	12,405,312
AGM Series C
5.00%, 5/01/13	14,960	15,862,387
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	495	456,217
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	18,343,538
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/13-3/01/17	11,785	12,987,593
Series 2009
5.00%, 3/01/18	2,005	2,309,038
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	7,340	7,820,770
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,292,610
Orange Grove CDD LA
5.30%, 11/01/21 (b)(c)	1,745	732,900
Terrebonne Parish LA Wtrwks
AMBAC Series A

	Principal Amount (000)	U.S. $ Value
5.25%, 11/01/23	2,000	2,110,900

		123,947,087

Massachusetts - 2.0%
Massachusetts Bay Trnsp Auth
Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	3,600	3,686,436
Massachusetts Bay Trnsp Auth (Massachusetts GO)
Series A
5.50%, 3/01/12	365	368,022
Massachusetts GO
NPFGC Series 2004
5.50%, 12/01/19	7,720	9,940,735
AGM Series 2006C
4.405%, 11/01/19 (f)	1,815	1,870,884
Series B
5.00%, 8/01/12	17,750	18,235,995
Series C
5.00%, 5/01/12	8,175	8,301,549
NPFGC Series D
5.375%, 8/01/22 (Pre-refunded/ETM)	2,495	2,566,881
5.375%, 8/01/22 (Pre-refunded/ETM)	110	113,169
5.50%, 11/01/12	20,050	20,915,759
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series E2
5.00%, 7/01/12-7/01/17	21,980	23,718,701
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,833,536
Massachusetts Wtr Poll Abatmnt
Series B
5.25%, 8/01/14	60	63,736
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC
5.00%, 11/01/18	18,795	21,050,776

		114,666,179

Michigan - 1.5%
Lansing MI Cmnty Clg GO
FGIC
5.50%, 5/01/16 (Pre-refunded/ETM)	3,515	3,574,966
Michigan Bldg Auth (Michigan Lease Fac Prog)
NPFGC Series 2004
5.375%, 10/01/13	1,830	1,952,848
Series 2009 I
5.00%, 10/15/12-10/15/15	25,160	27,160,392
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC
5.25%, 1/01/14	3,380	3,630,221
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	10,000	12,215,050
NPFGC-RE

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/12	4,130	4,287,188
5.25%, 11/01/13	5,000	5,405,450
Series 2009
5.00%, 11/01/23	1,510	1,778,991
AGM Series B
5.00%, 9/01/13	2,055	2,204,419
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,652,900
Wayne State Univ MI
Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	15,901,053

		83,763,478

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
5.00%, 1/01/14	2,210	2,387,286
Minnesota Mun Pwr Agy Elec
4.50%, 10/01/12	2,395	2,455,977
Southern MN Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,858,140

		12,701,403

Missouri - 0.2%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	1,955	2,056,836
Kansas City MO Mun Assist Corp.
NPFGC-RE
5.00%, 4/15/13	7,215	7,596,529

		9,653,365

Nevada - 4.2%
Clark Cnty NV Airport PFC (Mccarran Airport)
Series 2008
5.00%, 7/01/12	2,745	2,803,880
5.25%, 7/01/17	16,695	19,314,112
Series A
5.00%, 7/01/13-7/01/14	8,280	8,772,031
Clark Cnty NV Arpt (Mccarran Airport)
AGM Series 2009 C
5.00%, 7/01/24	9,060	9,911,006
Clark Cnty NV GO
AMBAC
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,257,971
5.00%, 11/01/16	16,010	18,477,941
AGM Series A
5.00%, 6/01/12	8,695	8,856,901
AMBAC Series A
6.50%, 6/01/17	1,760	2,163,832
AGM Series B
5.00%, 6/01/12-6/01/13	12,325	12,773,748
Clark Cnty NV Motor Vehicle Fuel Tax

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/19	8,190	9,721,858
AMBAC
5.00%, 7/01/14-7/01/16	26,400	29,317,398
Clark Cnty NV SD GO
AGM
5.50%, 6/15/12	13,425	13,726,794
Series 2008 A
5.00%, 6/15/21	5,000	5,631,850
NPFGC-RE Series A
5.00%, 6/15/17	27,880	31,308,125
5.25%, 6/15/14	5,505	6,077,025
AGM Series C
5.00%, 6/15/19	22,380	25,122,221
5.25%, 6/15/13	8,800	9,369,096
NPFGC Series C
5.00%, 6/15/13	5,595	5,935,959
NPFGC Series D
5.25%, 6/15/12	5,000	5,106,900
Clark Cnty NV SID #151 (Clark Cnty NV SID #151 Summerlin)
4.40%, 8/01/12	190	187,796
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	970	739,489
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	5,148,790
Series 2009 B
5.00%, 5/01/14	1,790	1,960,426

		233,685,149

New Hampshire - 0.1%
New Hampshire Hlth & Ed Fac Auth (Univ System of New Hampshire)
AMBAC
5.375%, 7/01/20	7,090	7,313,902

New Jersey - 5.7%
Garden St Presv Trust NJ
AGM Series 05A
5.80%, 11/01/17	2,325	2,759,775
New Jersey COP (New Jersey COP Equip Purchase)
Series A
5.00%, 6/15/13-6/15/14	7,365	7,856,551
New Jersey EDA (New Jersey Lease Sch Fac)
NPFGC Series G
5.00%, 9/01/13-9/01/15	24,150	25,685,717
Series W
5.00%, 3/01/15	2,325	2,580,169
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	62,340,882
New Jersey Trnsp Trust Fd Auth
Series 2005B
5.25%, 12/15/13 (Pre-refunded/ETM)	255	279,138

	Principal Amount (000)	U.S. $ Value
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,435,203
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
NPFGC Series 2005B
5.25%, 12/15/13	6,125	6,662,285
AMBAC Series A
5.50%, 12/15/13	7,415	8,101,184
NPFGC Series A
5.25%, 12/15/12-12/15/13	29,185	31,322,091
NPFGC Series B
5.25%, 12/15/14	14,605	16,275,082
NPFGC-RE Series B
5.25%, 12/15/13	5,000	5,438,600
AGM Series C
5.75%, 12/15/12	5,000	5,263,150
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	14,770	17,030,992
Tobacco Settlement Fin Corp. NJ
6.25%, 6/01/43 (Pre-refunded/ETM)	22,020	23,839,953
6.75%, 6/01/39 (Pre-refunded/ETM)	84,940	92,554,871

		320,425,643

New York - 9.1%
New York NY GO
5.00%, 8/01/16-8/01/17	10,765	12,767,727
5.25%, 8/01/16	17,165	20,315,979
Series 04G
5.00%, 8/01/12	21,110	21,682,925
Series 2002C
5.50%, 8/01/14 (Pre-refunded/ETM)	90	94,996
5.50%, 8/01/14	4,690	4,935,756
Series 2005 N
5.00%, 8/01/12 (Pre-refunded/ETM)	995	1,021,835
5.00%, 8/01/12	1,055	1,083,633
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	21,690,769
Series 2010B
5.00%, 8/01/19	12,145	14,826,737
Series B
5.00%, 9/01/15	10,000	11,385,800
Series C
5.00%, 1/01/15-1/01/16	15,370	17,593,505
Series D
5.00%, 2/01/15	8,800	9,865,152
Series E
5.00%, 8/01/14-8/01/16	36,490	40,668,121
Series I
5.875%, 3/15/13	35	35,133
Series J
5.00%, 3/01/17	2,355	2,642,946
Series J-1
5.00%, 8/01/13	10,920	11,695,757

	Principal Amount (000)	U.S. $ Value
New York NY Trnsl Fin Auth
NPFGC
5.25%, 2/01/20	1,975	2,080,445
Series 2002A
5.00%, 11/01/22-11/01/25	34,430	41,460,923
Series 2003E
5.25%, 2/01/21 (Pre-refunded/ETM)	2,710	2,854,687
5.25%, 2/01/22 (Pre-refunded/ETM)	4,595	4,837,800
NPFGC Series 2003E
5.25%, 2/01/21-2/01/22	140	146,247
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	28,299,633
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	38,358,435
Series A
5.75%, 7/01/13	700	731,640
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC Series 1998D
5.25%, 2/15/13	115	115,215
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,150	28,927,205
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	17,078,548
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	2,865	3,561,109
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	14,789,245
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/18 (Pre-refunded/ETM)	3,650	4,146,145
NPFGC Series A
5.00%, 4/01/21 (Pre-refunded/ETM)	4,700	4,954,223
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	44,373,325
Series 2009
5.00%, 4/01/18	10,000	12,090,100
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,704,212
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,925	57,832,569
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 2008

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/12	5,935	6,049,664

		509,698,141

North Carolina - 3.1%
North Carolina Eastern Mun Pwr Agy
Series 2009 B
5.00%, 1/01/17	1,020	1,188,851
Series A
5.00%, 1/01/14-1/01/15	9,510	10,410,297
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,349,468
North Carolina Infra Fin Corp. COP
Series A
5.00%, 2/01/13	4,295	4,502,835
AGM Series A
5.00%, 2/01/13-2/01/15	20,000	21,720,200
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	16,900,679
5.50%, 1/01/12 (Pre-refunded/ETM)	6,530	6,530,000
5.50%, 1/01/13 (Pre-refunded/ETM)	1,210	1,271,335
5.50%, 1/01/13 (Pre-refunded/ETM)	1,455	1,489,658
Series 2003A
5.50%, 1/01/12	3,470	3,470,000
Series A
5.25%, 1/01/15-1/01/17	64,050	73,539,926
5.50%, 1/01/13	2,640	2,767,618
AMBAC Series A
5.25%, 1/01/15	5,490	5,741,332
Series C
5.25%, 1/01/14-1/01/17	18,155	20,617,829

		172,500,028

Ohio - 4.2%
Cincinnati OH Wtr
Series A
5.00%, 12/01/15	5,780	6,670,525
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,299,011
5.25%, 1/01/20	2,315	2,584,952
Cleveland OH Wtrworks
NPFGC-RE Series K
5.25%, 1/01/13 (Pre-refunded/ETM)	5,000	5,000,000
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (c)(e)	3,650	2,942,448
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.00%, 12/01/19-12/01/24	93,725	109,840,227
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
5.00%, 4/01/12	5,000	5,057,650
Ohio Bldg Auth (Ohio Lease Workers Comp Fac)
NPFGC-RE Series A
5.00%, 4/01/12	7,265	7,346,441

	Principal Amount (000)	U.S. $ Value
Ohio GO
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	71,787,366
Series A
5.00%, 6/15/14	2,195	2,425,036
Ohio Wtr Dev Auth (Cleveland Electric Illum)
Series 2008C
7.25%, 11/01/32	6,980	7,255,431
Univ of Cincinnati OH
5.00%, 6/01/20-6/01/21	6,795	8,046,296
Univ of Toledo OH
5.00%, 6/01/21	2,610	3,011,966

		235,267,349

Oklahoma - 0.6%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,487,848
Tulsa Cnty OK IDA (Tulsa Cnty OK IDA Cap Impt)
AGM Series B
5.00%, 5/15/12	26,435	26,866,419

		31,354,267

Oregon - 0.7%
Clackamas & Washington Cntys SD #3 OR GO
NPFGC-RE Series B
5.00%, 6/15/12	5,190	5,298,731
Oregon Dept of Admin Svc COP
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	21,654,328
NPFGC Series B
5.25%, 5/01/14	1,775	1,799,353
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,541,313
Portland OR Swr Sys
NPFGC Series A
5.00%, 6/15/13	5,090	5,428,434
Tri-County Met Trnsp Dist OR
NPFGC
5.00%, 5/01/12	1,280	1,299,392
Washington Cnty OR SD #48-J GO
AGM
5.00%, 6/01/13	4,600	4,898,264

		41,919,815

Pennsylvania - 5.1%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	1,585	1,666,073
Allegheny Cnty PA GO
NPFGC Series C-54
5.375%, 11/01/18 (Pre-refunded/ETM)	3,400	3,543,616
Allegheny Cnty PA Hosp Dev Auth (Upmc Health Sys)

	Principal Amount (000)	U.S. $ Value
Series 2008A
5.00%, 9/01/14	46,500	50,924,475
Series B
5.00%, 6/15/18	8,200	8,830,826
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	320	320,662
Central Bucks PA SD GO
5.00%, 5/15/16 (Pre-refunded/ETM)	2,045	2,409,480
NPFGC-RE
5.00%, 5/15/16	2,955	3,445,737
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
AGM Series A
5.00%, 6/01/14	5,370	5,726,837
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,699,376
Series 2009 B
5.00%, 6/01/16-6/01/20	50,040	57,268,705
Philadelphia PA Arpt (Philadelphia Intl Airport)
5.00%, 6/15/21	6,225	7,127,563
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	31,383,972
5.25%, 6/15/22-6/15/23	20,485	22,350,757
Series 2011A
5.00%, 6/15/16-6/15/19	12,650	14,223,986
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.67%, 4/26/14 (a)	7,300	7,186,777
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	43,423,352
Series 2009
5.125%, 9/01/22	9,080	10,209,280
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,245	13,893,356

		288,634,830

Puerto Rico - 4.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	23,840	26,446,666
Series 2010ZZ
5.00%, 7/01/17	5,835	6,534,325
5.25%, 7/01/18	2,205	2,510,878
Puerto Rico GO
Series A
5.00%, 7/01/30	26,560	26,996,647
Puerto Rico Govt Dev Bank
Series 2011C
3.00%, 12/15/26	7,380	7,381,329
Series B
5.00%, 12/01/13	3,510	3,704,489
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
AMBAC Series 2003H
5.50%, 7/01/16	5,415	5,946,157

	Principal Amount (000)	U.S. $ Value
Series M
5.50%, 7/01/13	15,205	16,069,404
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27	10,145	10,175,029
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	41,816,880
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	13,302,430
5.375%, 8/01/20	39,685	46,495,343
5.50%, 8/01/23	4,825	5,513,624
Univ of Puerto Rico
Series P
5.00%, 6/01/12-6/01/14	13,525	14,141,619
Series Q
5.00%, 6/01/12-6/01/15	13,055	13,795,657

		240,830,477

Rhode Island - 0.5%
Rhode Island Depositors Corp.
Series A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,979,232
AGM Series A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,920,585
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	6,149,707
Rhode Island EDC (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	9,358,660

		25,408,184

South Carolina - 0.7%
Greenville Cnty SD SC Lease
5.00%, 12/01/13-12/01/15	14,850	16,445,608
Horry Cnty SC SD GO
Series A
5.375%, 3/01/18 (Pre-refunded/ETM)	5,285	5,327,492
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,455,857
Richland Cnty SC (International Paper Co.)
Series A
4.60%, 9/01/12	6,365	6,501,147
South Carolina Pub Svc Auth
Series 2002D
5.25%, 1/01/14 (Pre-refunded/ETM)	410	429,983
AGM Series 2002D
5.25%, 1/01/14	1,225	1,283,457
NPFGC Series B
5.00%, 1/01/12	5,825	5,825,000
South Carolina State Public Service Authority
2002D
5.25%, 1/01/14 (Pre-refunded/ETM)	445	466,689

		38,735,233

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
5.00%, 7/01/16-7/01/17	3,370	3,761,364
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	2,115	2,130,778

		5,892,142

Texas - 9.6%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	3,035	3,287,087
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 7/01/19 (Pre-refunded/ETM)	1,000	1,271,660
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/22	66,195	70,803,474
Series 2008
5.00%, 8/15/21	5,000	5,002,550
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,489,638
Conroe TX ISD GO
5.00%, 2/15/16	6,260	7,041,498
Dallas Fort Worth TX Intl Arpt
5.00%, 11/01/14	2,500	2,765,000
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,139,860
Series 2009A
5.00%, 11/01/15	6,415	7,276,599
Dallas TX GO
5.00%, 2/15/13	2,190	2,304,844
El Paso TX GO
NPFGC-RE
5.00%, 8/15/12	5,750	5,917,383
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,490,384
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/20 (Pre-refunded/ETM)	1,920	2,153,203
5.25%, 10/01/22 (Pre-refunded/ETM)	4,795	5,377,401
5.25%, 10/01/23 (Pre-refunded/ETM)	5,255	5,893,272
Harris Cnty TX GO
5.25%, 10/01/24 (Pre-refunded/ETM)	3,660	4,104,544
5.25%, 10/01/24	10,340	11,230,998
Series 2010 A
5.00%, 10/01/23-10/01/25	17,570	20,869,282
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21	2,090	2,402,518
Houston TX GO
NPFGC Series A
5.00%, 3/01/12	5,000	5,037,450
NPFGC Series B
5.25%, 3/01/12 (Pre-refunded/ETM)	1,805	1,819,169

	Principal Amount (000)	U.S. $ Value
Houston TX Wtr & Swr Sys
AMBAC Series B
5.75%, 12/01/16 (Pre-refunded/ETM)	3,000	3,144,930
5.75%, 12/01/17 (Pre-refunded/ETM)	2,000	2,096,620
Lower Colorado River Auth TX
5.00%, 5/15/22-5/15/24	50,085	58,031,271
AGM Series 1999 A
5.875%, 5/15/16	2,330	2,338,015
North Texas Tollway Auth TX (North Texas Tollway)
Series 2008H
5.00%, 1/01/42	5,000	5,203,900
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/24	5,000	5,764,750
5.25%, 9/01/25-9/01/26	35,810	41,463,714
Plano TX GO
5.00%, 9/01/13	5,045	5,424,889
Retama TX Dev Corp.
8.75%, 12/15/13 (Pre-refunded/ETM)	2,045	2,364,102
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,741,045
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,554,468
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	2,007,765
San Antonio TX Elec & Gas
5.00%, 2/01/20-2/01/21	52,355	63,271,298
5.375%, 2/01/13	5,000	5,270,300
5.375%, 2/01/20 (Pre-refunded/ETM)	2,500	2,509,325
San Antonio TX GO
NPFGC-RE Series 2006
5.25%, 8/01/12	5,000	5,144,300
San Antonio TX Wtr
Series 2011A
3.00%, 5/15/13	1,150	1,190,538
5.00%, 5/15/23-5/15/26	21,200	24,959,955
Spring TX ISD GO
5.00%, 8/15/20-8/15/21	8,365	10,425,609
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	1,160	1,179,302
Tarrant Cnty TX Hlth Fac Dev
AMBAC Series A
5.125%, 9/01/12 (Pre-refunded/ETM)	645	665,666
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,000	2,461,340
Texas GO
5.00%, 10/01/22-10/01/25	47,335	57,791,412
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,302,040
Texas PFA (Texas GO)
5.00%, 10/01/26	1,345	1,581,841

	Principal Amount (000)	U.S. $ Value
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,529,500
Texas St Univ Sys
5.25%, 3/15/13 (Pre-refunded/ETM)	5,125	5,175,276
AGM
5.25%, 3/15/13	195	196,812
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (f)	8,160	8,207,981
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	17,158,935
Series 2007
5.00%, 4/01/24	8,380	9,516,998
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,517,427

		537,869,138

Virginia - 0.0%
Broad Street CDA VA
7.125%, 6/01/15 (Pre-refunded/ETM)	1,965	2,129,078
Celebrate Virginia North CDA VA Auth
Series B
6.25%, 3/01/18	12	8,271

		2,137,349

Washington - 7.5%
Central Puget Sound WA RTA
AMBAC Series A
5.00%, 11/01/18	1,015	1,138,109
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,646,817
Series 2011B
5.00%, 7/01/21	5,000	5,870,100
5.25%, 7/01/22	3,455	4,070,923
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,639,516
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/17	2,625	3,145,616
Series 2012A
5.00%, 7/01/18-7/01/21 (g)	77,340	92,649,512
Series A
5.00%, 7/01/12-7/01/14	11,255	12,119,310
5.50%, 7/01/13	3,840	4,134,029
AMBAC Series A
5.00%, 7/01/18	5,040	5,720,249
NPFGC Series A
5.25%, 7/01/13	6,545	7,016,764
5.50%, 7/01/12	1,945	1,995,142
5.75%, 7/01/17-7/01/18	9,455	9,708,323
Series C
5.00%, 7/01/14-7/01/16	18,760	21,081,685

	Principal Amount (000)	U.S. $ Value
Series D
5.00%, 7/01/13	5,060	5,409,899
Grant Cnty WA PUD #2
Series 2011A
5.00%, 1/01/20-1/01/23	13,725	16,600,928
King Cnty WA SD #001 GO
Series A
5.00%, 12/01/12-12/01/13	53,690	56,690,963
King Cnty WA Swr
Series 2011B
5.00%, 1/01/23	4,415	5,294,689
Port of Seattle WA
5.00%, 6/01/22	1,995	2,351,088
Series 2010C
5.00%, 2/01/17	2,590	2,936,205
Seattle WA Mun Light & Pwr
AGM
5.00%, 8/01/13	10,060	10,789,451
Tacoma WA Elec Sys
AGM
5.00%, 1/01/15	20,945	23,274,922
Washington St GO
AGM
5.00%, 7/01/15	5,405	6,166,456
AMBAC
5.00%, 1/01/12-1/01/14	32,625	34,235,901
Series 2003A
5.00%, 7/01/13 (Pre-refunded/ETM)	5,000	5,116,450
5.00%, 7/01/13 (Pre-refunded/ETM)	55	58,794
NPFGC Series 2003R
5.00%, 7/01/13	2,025	2,165,960
AGM Series 2007A
5.00%, 7/01/14	6,260	6,927,942
Series A
5.00%, 7/01/13	10,330	11,049,071
Series B
5.00%, 7/01/13	1,700	1,817,810
AGM Series B
5.00%, 7/01/13	5,785	6,185,033
Series C
5.00%, 7/01/14-1/01/17	31,920	35,661,996
AMBAC Series C
5.00%, 1/01/16	7,770	8,982,353
AGM Series D
5.00%, 1/01/14	2,655	2,895,039
AMBAC Series E
5.00%, 1/01/13	3,730	3,904,862

		422,451,907

Wisconsin - 1.1%
Wisconsin GO
NPFGC Series 1
5.25%, 5/01/13	4,545	4,839,152
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	5,855,960
NPFGC Series A
5.00%, 5/01/13	12,570	13,342,049
NPFGC Series B
5.00%, 5/01/13	4,750	5,041,080

	Principal Amount (000)	U.S. $ Value
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
NPFGC-RE
5.00%, 7/01/16	6,885	8,074,384
AGM Series A
5.25%, 7/01/14-7/01/16	12,610	14,708,762
AMBAC Series B
5.00%, 7/01/13	4,270	4,562,623
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,404,900

		58,828,910

Total Long-Term Municipal Bonds (cost $5,017,882,636)		5,318,553,072

Short-Term Municipal Notes - 3.3%
Alaska - 0.1%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993B
0.03%, 12/01/33 (h)	5,000	5,000,000

California - 0.4%
California Hlth Fac Fin Auth (Adventist Health Sys/ West)
0.02%, 9/01/25 (h)	3,670	3,670,000
California Statewide CDA (Rady Children’s Hosp)
0.02%, 8/15/47 (h)	16,900	16,900,000
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
0.05%, 12/01/36 (h)	2,075	2,075,000

		22,645,000

Connecticut - 0.0%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.02%, 7/01/36 (h)	1,000	1,000,000

Mississippi - 1.4%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.02%, 11/01/35 (h)	19,070	19,070,000
0.03%, 11/01/35 (h)	11,100	11,100,000
Series 2009 C
0.02%, 12/01/30 (h)	18,720	18,720,000
Series 2009 F
0.04%, 12/01/30 (h)	2,900	2,900,000
Series 2009g
0.03%, 12/01/30 (h)	5,620	5,620,000
Series 2010C
0.03%, 12/01/30 (h)	11,500	11,500,000

	Principal Amount (000)	U.S. $ Value
Series 2010L
0.04%, 11/01/35 (h)	9,900	9,900,000

		78,810,000

New York - 0.3%
New York NY Trnsl Fin Auth
0.09%, 11/01/22 (h)	15,870	15,870,000

Texas - 1.1%
Harris Cnty TX Cult ED Fac Fin Corp. (Texas Medical Center)
Series 2010B-1
0.06%, 9/01/31 (h)	8,300	8,300,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.01%, 11/01/38 (h)	55,000	55,000,000
Series 2003A-2
0.03%, 8/01/22 (h)	1,200	1,200,000

		64,500,000

Total Short-Term Municipal Notes (cost $187,825,000)		187,825,000

Total Municipal Obligations (cost $5,205,707,636)		5,506,378,072

GOVERNMENTS-TREASURIES - 1.4%
U.S. Treasury Notes 0.375%, 6/30/13 (cost $81,196,248)	81,325	81,518,798

SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 1/03/12 (cost $32,846,629)	32,847	32,846,629

Total Investments - 100.1% (cost $5,319,750,513) (i)		5,620,743,499
Other assets less liabilities - (0.1)%		(8,303,988)

Net Assets - 100.0%		$5,612,439,511

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services Inc.	$22,255	2/12/12	SIFMA	*	3.548%	$191,969

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Fair valued.
(f)	Variable rate coupon, rate shown as of December 31, 2011.
(g)	When-Issued or delayed delivery security.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $338,080,756 and gross unrealized depreciation of investments was $(37,087,770), resulting in net unrealized appreciation of $300,992,986.

As of December 31, 2011, the Fund held 26.3% of net assets in insured bonds (of this amount 7.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GAN	-	Grant Anticipation Note
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,186,281,615		$132,271,457	^	$5,318,553,072
Short-Term Municipal Notes		– 0	–	187,825,000		– 0	–	187,825,000
Governments-Treasuries		– 0	–	81,518,798		– 0	–	81,518,798
Short-Term Investments		– 0	–	32,846,629		– 0	–	32,846,629

Total Investments in Securities		– 0	–	5,488,472,042		132,271,457		5,620,743,499
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts		– 0	–	– 0	–	191,969		191,969
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$5,488,472,042		$132,463,426		$5,620,935,468

*	See Portfolio of Investments for sector classifications.
^	The Portfolio held securities with zero market value at period end.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds**		Interest Rate Swap Contracts		Total
Balance as of 09/30/11	$161,000		$370,480		$531,480
Accrued discounts/(premiums)	(2,345,392)		– 0	–	(2,345,392)
Realized gain (loss)	24,443		188,390		212,833
Change in unrealized appreciation/depreciation	1,502,950		(178,511)		1,324,439
Purchases	1,882,988		– 0	–	1,882,988
Sales	(1,616,000)		– 0	–	(1,616,000)
Settlements	– 0	–	(188,390)		(188,390)
Transfers in to Level 3	132,661,468		– 0	–	132,661,468
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/11	$132,271,457		$191,969		$132,463,426

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$1,502,950		$(178,511)		$1,324,439

**	The Portfolio held a security with zero market value at period end.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 59.7%
Information Technology - 9.1%
Communications Equipment - 0.9%
Cisco Systems, Inc.	113,200	$2,046,656
QUALCOMM, Inc.	199,400	10,907,180

		12,953,836

Computers & Peripherals - 3.0%
Apple, Inc. (a)(b)	58,600	23,733,000
Dell, Inc. (b)	99,400	1,454,222
EMC Corp./Massachusetts (a)(b)	275,400	5,932,116
Fujitsu Ltd.	138,000	715,522
Hewlett-Packard Co. (a)	429,200	11,056,192
Lite-On Technology Corp.	116,778	131,385
Logitech International SA (b)	62,100	481,756
Pegatron Corp.	170,000	184,721
Seagate Technology PLC	29,300	480,520
Wistron Corp.	273,852	346,458

		44,515,892

Electronic Equipment & Instruments & Components - 0.4%
AU Optronics Corp.	1,817,000	784,114
Corning, Inc.	232,200	3,013,956
LG Display Co., Ltd. (ADR)	138,650	1,459,984

		5,258,054

Internet Software & Services - 1.3%
Google, Inc.-Class A (a)(b)	24,300	15,695,370
Kakaku.com, Inc.	6,800	249,344
Telecity Group PLC (b)	285,827	2,872,027

		18,816,741

IT Services - 0.4%
Accenture PLC	47,700	2,539,071
Visa, Inc.-Class A	27,300	2,771,769

		5,310,840

Office Electronics - 0.0%
Konica Minolta Holdings, Inc.	54,500	405,250

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Semiconductor Engineering, Inc.	1,003,580	859,799
Advanced Semiconductor Engineering, Inc. (ADR)	17,838	77,418
Applied Materials, Inc.	441,200	4,725,252
Broadcom Corp.-Class A (b)	176,200	5,173,232
Lam Research Corp. (b)	64,200	2,376,684
Marvell Technology Group Ltd. (b)	415,100	5,749,135
Micron Technology, Inc. (b)	634,200	3,989,118
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (c)	5,140	2,363,815
Sumco Corp. (b)	9,300	68,460
Trina Solar Ltd. (Sponsored ADR) (b)	48,800	325,984

		25,708,897

Company	Shares	U.S. $ Value
Software - 1.4%
Citrix Systems, Inc. (b)	72,200	4,383,984
Intuit, Inc.	111,900	5,884,821
Nintendo Co., Ltd.	2,300	315,772
Oracle Corp.	303,000	7,771,950
Salesforce.com, Inc. (b)	8,800	892,848
SAP AG	16,900	893,869
Temenos Group AG (b)	63,501	1,036,666

		21,179,910

		134,149,420

Consumer Discretionary - 8.4%
Auto Components - 1.1%
BorgWarner, Inc. (b)	60,900	3,881,766
Bridgestone Corp.	46,800	1,059,935
Faurecia	6,300	118,737
GKN PLC	285,300	810,172
Johnson Controls, Inc.	125,700	3,929,382
Lear Corp.	73,900	2,941,220
Magna International, Inc.-Class A	27,200	907,779
Sumitomo Rubber Industries Ltd.	20,500	246,170
TRW Automotive Holdings Corp. (b)	73,600	2,399,360

		16,294,521

Automobiles - 1.0%
Bayerische Motoren Werke AG	6,720	449,219
Dongfeng Motor Group Co., Ltd.-Class H	454,000	779,857
Ford Motor Co. (b)	102,400	1,101,824
General Motors Co. (b)	307,800	6,239,106
Harley-Davidson, Inc.	59,900	2,328,313
Mazda Motor Corp. (b)	293,000	515,176
Nissan Motor Co., Ltd.	140,800	1,260,877
Renault SA	34,220	1,181,730
Volkswagen AG (Preference Shares)	7,470	1,116,850

		14,972,952

Distributors - 0.2%
Inchcape PLC	32,510	147,912
Li & Fung Ltd.	1,538,000	2,830,007

		2,977,919

Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	56,100	604,536
Apollo Group, Inc.-Class A (b)	45,465	2,449,200
Estacio Participacoes SA	144,900	1,397,534

		4,451,270

Hotels, Restaurants & Leisure - 0.6%
Ajisen China Holdings Ltd.	382,000	420,111
Las Vegas Sands Corp. (b)	24,700	1,055,431
MGM Resorts International (b)	66,600	694,638
Sands China Ltd. (b)	96,000	269,336
Shangri-La Asia Ltd.	187,000	322,125
Starbucks Corp.	121,200	5,576,412

		8,338,053

Company	Shares	U.S. $ Value
Household Durables - 0.5%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	66,500	529,077
MRV Engenharia e Participacoes SA	192,400	1,103,702
Newell Rubbermaid, Inc.	141,300	2,281,995
NVR, Inc. (b)	2,250	1,543,500
Sharp Corp./Japan	99,000	862,988
Sony Corp.	28,600	515,686

		6,836,948

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (b)	30,200	5,227,620
Rakuten, Inc. (b)	453	487,360

		5,714,980

Media - 2.5%
Comcast Corp.-Class A (a)	296,400	7,027,644
DIRECTV (b)	76,600	3,275,416
Fairfax Media Ltd.	198,500	146,231
Gannett Co., Inc.	322,200	4,307,814
McGraw-Hill Cos., Inc. (The)	35,700	1,605,429
Naspers Ltd.	11,300	493,601
Time Warner Cable, Inc.-Class A (a)	85,100	5,409,807
Viacom, Inc.-Class B	180,300	8,187,423
Walt Disney Co. (The) (a)	193,100	7,241,250

		37,694,615

Multiline Retail - 0.3%
Dollar General Corp. (b)	70,900	2,916,826
Don Quijote Co., Ltd.	16,400	563,072
Golden Eagle Retail Group Ltd.	673,000	1,418,695

		4,898,593

Specialty Retail - 1.1%
Belle International Holdings Ltd.	778,000	1,355,589
Fast Retailing Co., Ltd.	10,700	1,946,380
GameStop Corp.-Class A (b)	82,600	1,993,138
Hennes & Mauritz AB-Class B	116,563	3,739,334
L’Occitane International SA	9,750	19,553
Limited Brands, Inc.	104,100	4,200,435
Lowe’s Cos., Inc.	105,200	2,669,976
Nitori Holdings Co., Ltd.	300	28,130
Yamada Denki Co., Ltd.	1,000	68,119

		16,020,654

Textiles, Apparel & Luxury Goods - 0.4%
Daphne International Holdings Ltd.	56,000	62,208
PVH Corp.	37,500	2,643,375
Trinity Ltd.	1,022,000	736,478
VF Corp.	18,400	2,336,616

		5,778,677

		123,979,182

Company	Shares	U.S. $ Value
Financials - 6.7%
Capital Markets - 0.6%
Deutsche Bank AG	12,900	488,922
Goldman Sachs Group, Inc. (The)	40,550	3,666,936
Macquarie Group Ltd.	19,890	482,990
Morgan Stanley	176,600	2,671,958
UBS AG (b)	112,011	1,328,750

		8,639,556

Commercial Banks - 1.8%
Banco Bilbao Vizcaya Argentaria SA	116,168	1,000,694
Banco do Brasil SA	91,500	1,162,606
Banco Santander Brasil SA/Brazil (ADR)	178,476	1,452,795
Banco Santander SA	120,477	910,162
Barclays PLC	243,600	667,143
BNP Paribas SA	49,590	1,931,006
China Construction Bank Corp.-Class H	426,000	295,904
CIT Group, Inc. (b)	84,200	2,936,054
HSBC Holdings PLC	247,084	1,886,250
Intesa Sanpaolo SpA	601,050	1,001,058
Itau Unibanco Holding SA (ADR)	139,500	2,589,120
KB Financial Group, Inc. (ADR)	39,600	1,241,064
KBC Groep NV	19,788	247,424
Komercni Banka AS	1,200	202,261
Lloyds Banking Group PLC (b)	1,604,000	644,295
Mitsubishi UFJ Financial Group, Inc.	180,400	763,720
National Australia Bank Ltd.	59,600	1,419,763
National Bank of Canada	7,400	524,011
Societe Generale SA	53,801	1,187,690
Standard Chartered PLC	42,940	939,206
Sumitomo Mitsui Financial Group, Inc.	24,700	685,000
Turkiye Is Bankasi-Class C	271,500	473,616
Turkiye Vakiflar Bankasi Tao-Class D	349,700	451,461
Wells Fargo & Co.	56,900	1,568,164

		26,180,467

Diversified Financial Services - 2.0%
Citigroup, Inc.	465,800	12,255,198
IG Group Holdings PLC	38,208	282,783
ING Groep NV (b)	180,720	1,292,436
JPMorgan Chase & Co.	366,400	12,182,800
Moody’s Corp.	104,800	3,529,664
ORIX Corp.	6,700	552,357

		30,095,238

Insurance - 1.3%
Admiral Group PLC	81,730	1,083,571
Aegon NV (b)	173,810	694,666
AIA Group Ltd.	363,400	1,131,236
Allianz SE	14,590	1,393,405
Aviva PLC	142,800	664,210
Industrial Alliance Insurance & Financial Services, Inc.	12,868	332,073
Legal & General Group PLC	637,240	1,018,356
MetLife, Inc. (a)	164,475	5,128,331
Muenchener Rueckversicherungs AG	6,800	833,290
Prudential PLC	56,230	556,349
Suncorp Group Ltd.	35,840	306,329
Travelers Cos., Inc. (The) (a)	110,000	6,508,700

		19,650,516

Company	Shares	U.S. $ Value
Real Estate Management & Development - 1.0%
CapitaLand Ltd.	541,000	920,699
CBRE Group, Inc. (b)	212,800	3,238,816
Evergrande Real Estate Group Ltd.	2,490,000	1,024,600
Hang Lung Group Ltd.	74,000	402,599
Hang Lung Properties Ltd.	743,000	2,109,068
Mitsui Fudosan Co., Ltd.	366,000	5,336,902
New World Development Ltd.	1,614,000	1,295,939

		14,328,623

		98,894,400

Health Care - 6.7%
Biotechnology - 0.6%
Celgene Corp. (b)	23,100	1,561,560
Gilead Sciences, Inc. (a)(b)	178,400	7,301,912

		8,863,472

Health Care Equipment & Supplies - 0.4%
Covidien PLC	125,500	5,648,755

Health Care Providers & Services - 1.5%
Express Scripts, Inc.-Class A (b)	107,600	4,808,644
Health Net, Inc. (b)	57,200	1,740,024
UnitedHealth Group, Inc.	139,300	7,059,724
WellPoint, Inc. (a)	121,700	8,062,625

		21,671,017

Life Sciences Tools & Services - 0.1%
Illumina, Inc. (b)	57,609	1,755,922

Pharmaceuticals - 4.1%
Allergan, Inc./United States	77,500	6,799,850
Aspen Pharmacare Holdings Ltd. (b)	105,161	1,258,928
AstraZeneca PLC	63,900	2,951,669
AstraZeneca PLC (Sponsored ADR)	205,900	9,531,111
GlaxoSmithKline PLC	71,000	1,617,800
Johnson & Johnson (a)	207,500	13,607,850
Novartis AG	24,260	1,385,077
Novo Nordisk A/S-Class B	16,770	1,926,591
Perrigo Co.	29,100	2,831,430
Pfizer, Inc. (a)	750,000	16,230,000
Roche Holding AG	8,600	1,454,417
Sanofi	7,543	551,376
Shire PLC	20,959	728,411

		60,874,510

		98,813,676

Energy - 6.2%
Energy Equipment & Services - 1.6%
AMEC PLC	85,396	1,202,663
FMC Technologies, Inc. (b)	97,500	5,092,425
Petrofac Ltd.	42,870	958,799

Company	Shares	U.S. $ Value
Precision Drilling Corp. (b)	24,400	251,485
Schlumberger Ltd. (a)	155,600	10,629,036
Seadrill Ltd.	20,570	685,990
Technip SA	5,440	509,999
Transocean Ltd./Switzerland	110,900	4,257,451

		23,587,848

Oil, Gas & Consumable Fuels - 4.6%
Afren PLC (b)	604,084	803,793
Anadarko Petroleum Corp.	63,800	4,869,854
BG Group PLC	21,690	463,377
BP PLC	455,990	3,248,147
BP PLC (Sponsored ADR)	252,100	10,774,754
China Petroleum & Chemical Corp.-Class H	968,000	1,018,658
ConocoPhillips	38,600	2,812,782
Devon Energy Corp. (a)	62,700	3,887,400
ENI SpA	58,600	1,208,193
EOG Resources, Inc.	67,800	6,678,978
Gazprom OAO (Sponsored ADR)	195,920	2,092,622
JX Holdings, Inc.	126,800	765,187
LUKOIL OAO (London) (Sponsored ADR)	31,410	1,671,012
Marathon Oil Corp.	220,300	6,448,181
Marathon Petroleum Corp.	191,468	6,373,970
Nexen, Inc. (Toronto)	57,373	912,899
Noble Energy, Inc. (a)	79,900	7,541,761
NovaTek OAO (Sponsored GDR) (c)	2,000	250,400
OMV AG	18,893	572,307
Petroleo Brasileiro SA (Sponsored ADR)	60,500	1,421,145
PTT PCL	83,600	842,624
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	67,627	2,465,060
Thai Oil PCL	139,300	258,290

		67,381,394

		90,969,242

Industrials - 5.0%
Aerospace & Defense - 1.0%
Boeing Co. (The)	60,900	4,467,015
Goodrich Corp.	15,600	1,929,720
Northrop Grumman Corp.	51,200	2,994,176
Precision Castparts Corp.	33,500	5,520,465

		14,911,376

Air Freight & Logistics - 0.7%
Kuehne & Nagel International AG	7,651	856,752
United Parcel Service, Inc.-Class B	126,400	9,251,216

		10,107,968

Airlines - 0.2%
Cathay Pacific Airways Ltd.	123,000	210,306
Delta Air Lines, Inc. (b)	342,300	2,769,207
Deutsche Lufthansa (REG)	43,300	515,035

		3,494,548

Building Products - 0.1%
Asahi Glass Co., Ltd.	119,000	994,827

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.1%
Aggreko PLC	20,880	653,353
Edenred	9,611	235,758
Serco Group PLC	66,645	490,368

		1,379,479

Construction & Engineering - 0.1%
Bouygues SA	39,779	1,251,078

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	52,000	3,815,240
Sumitomo Electric Industries Ltd.	76,700	830,406

		4,645,646

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	25,800	494,170
Cookson Group PLC	82,100	647,962
Danaher Corp. (a)	192,900	9,074,016
General Electric Co. (a)	180,300	3,229,173
Keppel Corp., Ltd.	135,500	969,886

		14,415,207

Industrial Warehouse Distribution - 0.3%
EastGroup Properties, Inc.	50,400	2,191,392
Global Logistic Properties Ltd. (b)	524,000	708,379
ProLogis, Inc.	56,804	1,624,026

		4,523,797

Machinery - 0.4%
Flowserve Corp.	50,700	5,035,524
Ingersoll-Rand PLC	50,300	1,532,641

		6,568,165

Mixed Office Industrial - 0.2%
Goodman Group	4,416,930	2,568,141

Professional Services - 0.5%
Bureau Veritas SA	10,080	732,165
Capita Group PLC (The)	318,420	3,105,128
Experian PLC	122,010	1,658,426
Intertek Group PLC	62,800	1,983,161
Randstad Holding NV	11,400	335,359

		7,814,239

Road & Rail - 0.0%
East Japan Railway Co.	1,100	70,112
Localiza Rent a Car SA	3,100	42,547
Nippon Express Co., Ltd.	77,000	299,325

		411,984

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	29,800	600,612
Mitsui & Co., Ltd.	28,700	444,828

		1,045,440

		74,131,895

Company	Shares	U.S. $ Value
Consumer Staples - 4.2%
Beverages - 0.6%
Anheuser-Busch InBev NV	50,960	3,110,255
Asahi Group Holdings Ltd.	22,100	484,805
Constellation Brands, Inc.-Class A (b)	125,700	2,598,219
PepsiCo, Inc./NC	38,700	2,567,745

		8,761,024

Food & Staples Retailing - 1.1%
BIM Birlesik Magazalar AS	6,100	168,922
Delhaize Group SA	10,751	602,627
Jeronimo Martins SGPS SA (b)	55,365	914,486
Koninklijke Ahold NV	78,970	1,061,403
Kroger Co. (The)	272,400	6,597,528
Olam International Ltd.	1,892,038	3,101,371
Tesco PLC	619,920	3,878,738

		16,325,075

Food Products - 0.9%
China Yurun Food Group Ltd.	300,000	392,123
General Mills, Inc.	155,100	6,267,591
Hershey Co. (The)	35,700	2,205,546
Tyson Foods, Inc.-Class A	167,400	3,455,136

		12,320,396

Household Products - 0.1%
Procter & Gamble Co. (The) (a)	25,100	1,674,421

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	10,900	1,224,288
Natura Cosmeticos SA	24,300	472,386
		1,696,674
Tobacco - 1.4%
Altria Group, Inc. (a)	180,900	5,363,685
British American Tobacco PLC	86,776	4,116,686
Imperial Tobacco Group PLC	18,000	681,129
Japan Tobacco, Inc.	983	4,622,568
Lorillard, Inc.	51,200	5,836,800

		20,620,868

		61,398,458

Equity:Other - 2.7%
Diversified/Specialty - 2.3%
BioMed Realty Trust, Inc.	80,470	1,454,897
British Land Co. PLC	328,719	2,359,330
Coresite Realty Corp.	33,224	592,052
Dexus Property Group	1,750,740	1,483,687
Digital Realty Trust, Inc.	44,050	2,936,813
Dundee International Real Estate Investment Trust	39,446	387,200
Dundee Real Estate Investment Trust	44,559	1,428,950
Forest City Enterprises, Inc. (b)	53,937	637,535
H&R Real Estate Investment Trust	31,829	726,717
Hysan Development Co., Ltd.	266,532	872,773
Jones Lang LaSalle, Inc.	10,530	645,068
Kerry Properties Ltd.	352,000	1,163,130
Land Securities Group PLC	710	7,003
Lend Lease Group	97,113	711,156

Company	Shares	U.S. $ Value
Mitsubishi Estate Co., Ltd.	87,000	1,297,292
Soho China Ltd.	2,235,000	1,486,639
Sumitomo Realty & Development Co., Ltd.	55,000	960,972
Sun Hung Kai Properties Ltd.	431,000	5,386,170
Sunac China Holdings Ltd. (b)	722,600	149,311
Tokyu Land Corp.	244,000	920,768
Unibail-Rodamco SE	31,150	5,575,015
UOL Group Ltd.	299,876	923,715
Wharf Holdings Ltd.	268,000	1,211,498

		33,317,691

Health Care - 0.4%
Chartwell Seniors Housing Real Estate Investment Trust	101,120	843,701
Health Care REIT, Inc.	41,111	2,241,783
National Health Investors, Inc.	10,922	480,349
Ventas, Inc.	56,690	3,125,320

		6,691,153

		40,008,844

Materials - 2.7%
Chemicals - 1.7%
Agrium, Inc. (Toronto)	11,100	745,049
Air Water, Inc.	11,000	139,612
DIC Corp.	116,000	210,306
Dow Chemical Co. (The)	141,900	4,081,044
Filtrona PLC	58,370	344,868
Huabao International Holdings Ltd.	511,000	261,000
Israel Chemicals Ltd.	76,078	792,306
K&S AG	5,060	228,215
Koninklijke DSM NV	24,090	1,113,475
LyondellBasell Industries NV	128,500	4,174,965
Mitsubishi Gas Chemical Co., Inc.	57,000	316,066
Monsanto Co.	100,900	7,070,063
Orica Ltd.	19,490	482,261
Potash Corp. of Saskatchewan, Inc.	126,097	5,205,284

		25,164,514

Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd.	8,000	290,560
Anglo American PLC	18,360	678,221
ArcelorMittal (Euronext Amsterdam)	22,890	415,921
BHP Billiton PLC	39,640	1,158,901
Dowa Holdings Co., Ltd.	110,000	692,544
Exxaro Resources Ltd.	17,600	365,666
JFE Holdings, Inc.	31,400	567,711
KGHM Polska Miedz SA	18,280	583,100
New Gold, Inc. (b)	33,300	336,024
Newcrest Mining Ltd.	59,050	1,799,554
OneSteel Ltd.	117,300	83,867
Randgold Resources Ltd.	4,760	486,656
Rio Tinto PLC	61,830	3,020,180
ThyssenKrupp AG	25,500	585,040
Vale SA (Sponsored ADR) (Local Preference Shares)	100,800	2,076,480
Vale SA (Sponsored ADR)-Class B	17,200	368,940

Company	Shares	U.S. $ Value
Xstrata PLC	32,502	494,848

		14,004,213

		39,168,727

Retail - 2.3%
Regional Mall - 1.5%
CapitaMall Trust	764,000	1,000,301
CFS Retail Property Trust	772,760	1,330,610
General Growth Properties, Inc.	193,970	2,913,429
Glimcher Realty Trust	214,982	1,977,834
Macerich Co. (The)	43,480	2,200,088
Multiplan Empreendimentos Imobiliarios SA	37,600	771,453
Simon Property Group, Inc.	70,405	9,078,021
Westfield Group	296,351	2,364,403

		21,636,139

Shopping Center/Other Retail - 0.8%
Aeon Mall Co., Ltd.	49,600	1,052,250
DDR Corp.	87,850	1,069,135
Hammerson PLC	348,870	1,948,137
Klepierre	40,160	1,141,072
Link REIT (The)	604,045	2,221,491
Primaris Retail Real Estate Investment Trust	4,212	85,212
Retail Opportunity Investments Corp.	123,274	1,459,564
RioCan Real Estate Investment Trust (Toronto)	8,870	230,119
Tanger Factory Outlet Centers	15,443	452,789
Westfield Retail Trust	654,710	1,668,528

		11,328,297

		32,964,436

Residential - 1.8%
Manufactured Homes - 0.0%
Equity Lifestyle Properties, Inc.	4,690	312,776

Multi-Family - 1.2%
BRE Properties, Inc.	43,320	2,186,794
Camden Property Trust	25,620	1,594,589
Canadian Apartment Properties REIT	49,400	1,081,830
Colonial Properties Trust	37,598	784,294
Equity Residential	25,300	1,442,859
Essex Property Trust, Inc.	15,475	2,174,392
GSW Immobilien AG (b)	34,865	1,010,248
KWG Property Holding Ltd.	346,500	116,402
Mid-America Apartment Communities, Inc.	12,861	804,455
PDG Realty SA Empreendimentos e Participacoes	138,800	439,040
Post Properties, Inc.	58,720	2,567,238
Rossi Residencial SA	217,600	933,280
Stockland	678,391	2,216,162

		17,351,583

Self Storage - 0.5%
Big Yellow Group PLC	374,490	1,425,105
Extra Space Storage, Inc.	61,300	1,485,299
Public Storage	19,400	2,608,524
Sovran Self Storage, Inc.	35,910	1,532,280

		7,051,208

Company	Shares	U.S. $ Value
Student Housing - 0.1%
American Campus Communities, Inc.	27,310	1,145,928

		25,861,495

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	101,700	3,075,408
CenturyLink, Inc.	233,600	8,689,920
Nippon Telegraph & Telephone Corp.	45,500	2,316,401
Telecom Italia SpA (ordinary shares)	1,409,600	1,506,664
Vivendi SA	36,730	801,798

		16,390,191

Wireless Telecommunication Services - 0.2%
American Tower Corp.-Class A	12,900	774,129
NTT DoCoMo, Inc.	133	244,191
Vodafone Group PLC	642,100	1,790,242

		2,808,562

		19,198,753

Office - 1.2%
Office - 1.2%
Allied Properties Real Estate Investment Trust	323	8,015
Boston Properties, Inc.	33,093	3,296,063
Castellum AB	110,546	1,367,944
Cominar Real Estate Investment Trust	48,674	1,052,553
Douglas Emmett, Inc.	119,350	2,176,944
Duke Realty Corp.	223,916	2,698,188
Great Portland Estates PLC	283,067	1,419,436
Hongkong Land Holdings Ltd.	248,000	1,124,032
Hufvudstaden AB-Class A	110,923	1,127,567
Kilroy Realty Corp.	50,504	1,922,687
SL Green Realty Corp.	25,796	1,719,045

		17,912,474

Utilities - 0.8%
Electric Utilities - 0.3%
E.ON AG	66,900	1,441,705
EDP-Energias de Portugal SA	183,600	567,025
NV Energy, Inc.	146,600	2,396,910

		4,405,640

Gas Utilities - 0.1%
Gas Natural SDG SA	59,900	1,026,618

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	65,400	1,313,886
CMS Energy Corp.	136,200	3,007,296
DTE Energy Co.	47,300	2,575,485

		6,896,667

		12,328,925

Lodging - 0.6%
Lodging - 0.6%
Ashford Hospitality Trust, Inc.	201,185	1,609,480
Great Eagle Holdings Ltd.	471,000	922,270
Host Hotels & Resorts, Inc.	76,230	1,125,917
Hyatt Hotels Corp. (b)	36,900	1,388,916

Company	Shares	U.S. $ Value
InnVest Real Estate Investment Trust	233,900	948,228
Intercontinental Hotels Group PLC	110,100	1,979,582
Kosmopolito Hotels International Ltd.	854,000	130,550
Pebblebrook Hotel Trust	27,860	534,355
Wyndham Worldwide Corp.	14,182	536,505

		9,175,803

Total Common Stocks (cost $907,980,239)		878,955,730

WARRANTS - 0.4%
Financials - 0.3%
Commercial Banks - 0.0%
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (b)(c)	17,210	530,547
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15 (b)	9,800	144,088

		674,635

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (b)(c)	111,542	883,959

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (b)(c)	184,800	2,270,785

		3,829,379

Industrials - 0.1%
Construction & Engineering - 0.1%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (b)(c)	19,720	369,632
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (b)	9,977	1,744,049

		2,113,681

Electrical Equipment - 0.0%
AU Optronics Corp., Credit Suisse/Nassau, expiring 2/17/12 (b)	174,100	75,037

		2,188,718

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (b)	100,100	211,952

Materials - 0.0%
Metals & Mining - 0.0%
Steel Authority of India Ltd., Merrill Lynch Intl & Co., expiring 3/25/14 (b)(c)	82,971	127,336

Total Warrants (cost $8,656,815)		6,357,385

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED-CALLS - 0.1%
Options on Equity Indices - 0.1%
Euro Stoxx 50 Index Expiration: Mar 2012, Exercise Price: $ 2,750.00 (d)	2,153	$178,337
S&P 500 Index Expiration: Jan 2012, Exercise Price: $ 1,400.00 (e)	3,428	25,710
S&P 500 Index Expiration: Feb 2012, Exercise Price: $ 1,450.00 (e)	15,321	268,118
S&P 500 Index Expiration: Mar 2012, Exercise Price: $ 1,425.00 (e)	2,032	304,800
S&P 500 Index Expiration: Mar 2012, Exercise Price: $ 1,450.00 (e)	7,559	453,540

Total Options Purchased-Calls (cost $11,348,284)		1,230,505

	Shares
SHORT-TERM INVESTMENTS - 39.1%
Investment Companies - 38.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (f) (cost $570,404,674)	570,404,674	570,404,674

	Principal Amount (000)
U.S. Treasury Bill - 0.4%
U.S. Treasury Bills 0.01%, 1/26/12-4/26/12 (cost $5,499,271)	5,500	5,499,271

Total Short-Term Investments (cost $575,903,965)		575,903,945
Total Investments - 99.3% (cost $1,503,889,283) (g)		1,462,447,565
Other assets less liabilities - 0.7%		9,581,729

Net Assets - 100.0%		$1,472,029,294

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian T-Bond 10 Yr Futures	40	March 2012	$4,811,983	$4,864,231	$52,248
German Euro Bobl Futures	160	March 2012	25,530,908	25,907,787	376,879

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
German Euro Bund Futures	240	March 2012	$41,913,624	$43,188,619	$1,274,995
German Euro Buxl Futures	105	March 2012	16,283,272	17,386,572	1,103,300
German Euro Shatz Futures	294	March 2012	41,873,258	41,985,432	112,174
Govt of Canada Bond 10 Yr Futures	65	March 2012	8,447,114	8,539,485	92,371
JGB Mini 10 Yr Futures	1,018	March 2012	187,338,546	188,482,759	1,144,213
U.S. T-Bond 30 Yr Futures	75	March 2012	10,841,657	10,860,937	19,280
U.S. T-Note 10 Yr Futures	1,954	March 2012	254,295,889	256,218,250	1,922,361
U.S. T-Note 5 Yr Futures	118	March 2012	14,480,727	14,544,422	63,695
UK Long Gilt Bond Futures	246	March 2012	43,865,740	44,679,344	813,604
Ultra Long U.S. T-Bond Futures	547	March 2012	88,414,067	87,622,563	(791,504)
Sold Contracts
ASX SPI 200 Index Futures	50	March 2012	5,340,153	5,138,293	201,860
Euro Stoxx 50 Index Futures	3,369	March 2012	96,170,178	100,636,409	(4,466,231)
FTSE 100 Index Futures	156	March 2012	13,210,598	13,411,957	(201,359)
Hang Seng Index Futures	20	January 2012	2,397,329	2,376,330	20,999
S&P 500 E Mini Index Futures	4,114	March 2012	248,156,254	257,659,820	(9,503,566)
S&P TSE 60 Index Futures	46	March 2012	6,150,510	6,130,925	19,585
Topix Index Futures	139	March 2012	13,340,794	13,146,940	193,854

					$(7,551,242)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Australian Dollar settling 2/15/12	4,291	$4,331,258	$4,368,007	$36,749
Euro settling 2/15/12	7,301	9,926,673	9,452,112	(474,561)
Japanese Yen settling 2/15/12	545,240	7,023,971	7,088,383	64,412
Japanese Yen settling 2/15/12	220,214	2,833,497	2,862,888	29,391
Japanese Yen settling 3/15/12	54,777	704,926	712,559	7,633
Swedish Krona settling 2/15/12	38,474	5,843,958	5,578,928	(265,030)
BNP Paribas SA:
Norwegian Krone settling 2/15/12	35,159	6,244,272	5,870,240	(374,032)
Citibank NA:
Australian Dollar settling 2/15/12	2,999	3,031,144	3,052,821	21,677
Australian Dollar settling 3/15/12	1,268	1,277,966	1,286,666	8,700
Great British Pound settling 2/15/12	1,082	1,693,596	1,679,713	(13,883)
Deutsche Bank AG London:
Swiss Franc settling 3/15/12	1,673	1,805,526	1,783,735	(21,791)
Goldman Sachs International:
Euro settling 2/15/12	2,491	3,257,032	3,224,929	(32,103)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
HSBC BankUSA:
Euro settling 2/15/12	2,887	$3,763,926	$3,737,604	$(26,322)
Euro settling 3/15/12	638	831,901	826,238	(5,663)
Norwegian Krone settling 3/15/12	12,265	2,111,917	2,045,470	(66,447)
Swiss Franc settling 2/15/12	860	959,350	916,274	(43,076)
Morgan Stanley and Co., Inc.:
Canadian Dollar settling 2/15/12	3,192	3,130,302	3,130,250	(52)
Great British Pound settling 2/15/12	2,670	4,255,580	4,144,949	(110,631)
Royal Bank of Canada:
Canadian Dollar settling 2/15/12	1,637	1,597,837	1,605,331	7,494
Canadian Dollar settling 3/15/12	1,420	1,369,527	1,391,655	22,128
Great British Pound settling 2/15/12	1,223	1,890,024	1,898,604	8,580
Japanese Yen settling 2/15/12	147,506	1,894,503	1,917,649	23,146
Swiss Franc settling 2/15/12	3,723	4,161,683	3,966,614	(195,069)
Swiss Franc settling 2/15/12	6,012	6,720,397	6,405,394	(315,003)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	1,313,341	16,945,461	17,074,068	128,607
Japanese Yen settling 2/15/12	248,803	3,210,196	3,234,560	24,364
Japanese Yen settling 3/15/12	134,280	1,737,263	1,746,764	9,501
Swedish Krona settling 3/15/12	12,118	1,777,354	1,755,001	(22,353)
Standard Chartered Bank:
Great British Pound settling 2/15/12	773	1,196,926	1,200,017	3,091
Great British Pound settling 2/15/12	9,124	14,670,206	14,164,238	(505,968)
Great British Pound settling 3/15/12	1,011	1,565,010	1,569,018	4,008
UBS AG:
Canadian Dollar settling 2/15/12	10,100	9,930,584	9,904,611	(25,973)
Great British Pound settling 2/15/12	1,349	2,154,948	2,094,208	(60,740)
New Zealand Dollar settling 2/15/12	2,317	1,833,095	1,798,529	(34,566)
Westpac Banking Corp.:
Australian Dollar settling 2/15/12	2,573	2,635,189	2,619,175	(16,014)
Australian Dollar settling 2/15/12	10,667	10,924,821	10,858,432	(66,389)
New Zealand Dollar settling 3/15/12	1,616	1,251,051	1,251,932	881
Sale Contracts:
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	1,228	1,685,032	1,589,809	95,223
Euro settling 3/15/12	1,571	2,146,536	2,034,514	112,022
Japanese Yen settling 2/15/12	165,680	2,130,658	2,153,920	(23,262)
New Zealand Dollar settling 3/15/12	659	494,488	510,534	(16,046)
Citibank NA:
Euro settling 2/15/12	111,932	154,210,395	144,910,809	9,299,586
Euro settling 2/15/12	10,201	14,054,071	13,206,547	847,524
Euro settling 2/15/12	2,463	3,305,405	3,188,680	116,725
Japanese Yen settling 2/15/12	147,854	1,906,881	1,922,174	(15,293)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/15/12	5,111	5,024,972	5,008,980	15,992
Swiss Franc settling 2/15/12	4,583	4,881,816	4,882,888	(1,072)
HSBC BankUSA:
Great British Pound settling 3/15/12	1,011	1,582,306	1,569,018	13,288
Swiss Franc settling 3/15/12	1,673	1,780,905	1,783,734	(2,829)
Royal Bank of Canada:
Euro settling 2/15/12	6,859	8,880,416	8,879,885	531
Royal Bank of Scotland PLC:
Euro settling 2/15/12	6,628	8,650,733	8,580,824	69,909
Japanese Yen settling 2/15/12	149,974	1,941,939	1,949,735	(7,796)
New Zealand Dollar settling 2/15/12	2,317	1,791,528	1,798,529	(7,001)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank:
Euro settling 3/15/12	1,726	$2,300,292	$2,235,245	$65,047
Great British Pound settling 2/15/12	8,986	14,448,320	13,950,004	498,316
UBS AG:
Swedish Krona settling 3/15/12	2,670	381,826	386,685	(4,859)
Westpac Banking Corp.:
Euro settling 2/15/12	8,202	10,855,347	10,618,576	236,771

				$9,017,472

TOTAL RETURN SWAP CONTRACTS ON INDICES

Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	FTSE EPRA/NAREIT Developed Real Estate index	13,327	0.28%	$35,259	8/15/12	JPMorgan Chase Bank, N.A.	$(1,188,926)
Pay	Vanguard Emerging Markets Stock ETF Index	413,605	0.34%	15,771	12/17/12	UBS AG	(31,305)
Pay	FTSE EPRA/NAREIT Developed Real Estate index	1,767	0.44%	4,699	1/15/13	JPMorgan Chase Bank, N.A.	(132,481)
Pay	FTSE EPRA/NAREIT Developed Real Estate index	8,453	0.43%	22,364	11/15/12	JPMorgan Chase Bank, N.A.	(750,104)
Pay	FTSE EPRA/NAREIT Developed Real Estate index	4,873	0.28%	12,892	8/15/12	JPMorgan Chase Bank, N.A.JPMorgan Chase Bank, N.A.	(434,748)

							$(2,537,564)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $83,323,232.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $6,796,474 or 0.5% of net assets.
(d)	One contract relates to 10 shares.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,736,454 and gross unrealized depreciation of investments was $(96,178,172), resulting in net unrealized depreciation of $(41,441,718).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	Great British Pound
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen

Glossary:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
LIBOR	–	London Interbank Offered Rates
REG	–	Registered Shares
REIT	–	Real Estate Investment Trust

COUNTRY BREAKDOWN *

67.6%	United States
9.1%	United Kingdom
3.9%	Japan
2.6%	Hong Kong
1.9%	Australia
1.9%	Canada
1.7%	Brazil
1.7%	France
1.0%	Germany
0.9%	China
0.9%	Singapore
0.8%	South Korea
0.8%	Switzerland
0.7%	Sweden
4.5%	Other

100.0%	Total Investments

*	All data are as of December 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Czech Republic, Denmark, India, Ireland, Israel, Italy, Luxembourg, Netherlands, Norway, Poland, Portugal, Russia, South Africa, Spain, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc.-Overlay A Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Information Technology	$122,440,462		$11,708,958		$	– 0	–	$134,149,420
Consumer Discretionary	100,007,544		23,971,638			– 0	–	123,979,182
Financials	58,601,431		40,292,969			– 0	–	98,894,400
Health Care	86,939,407		11,874,269			– 0	–	98,813,676
Energy	70,781,376		19,086,952			1,100,914		90,969,242
Industrials	53,476,358		20,655,537			– 0	–	74,131,895
Consumer Staples	38,263,345		23,135,113			– 0	–	61,398,458
Equity:Other	15,500,385		24,508,459			– 0	–	40,008,844
Materials	22,271,929		16,896,798			– 0	–	39,168,727
Retail	20,237,644		12,726,792			– 0	–	32,964,436
Residential	21,093,578		4,767,917			– 0	–	25,861,495
Telecommunication Services	12,539,457		6,659,296			– 0	–	19,198,753
Office	12,873,495		5,038,979			– 0	–	17,912,474
Utilities	9,293,577		3,035,348			– 0	–	12,328,925
Lodging	6,143,401		3,032,402			– 0	–	9,175,803
Warrants	– 0	–	– 0	–		6,357,385		6,357,385
Options Purchased-Calls	– 0	–	1,230,505			– 0	–	1,230,505
Short-Term Investments	570,404,674		5,499,271			– 0	–	575,903,945

Total Investments in Securities	1,220,868,063		234,121,203	+		7,458,299		1,462,447,565
Other Financial Instruments* :
Assets:
Futures Contracts	7,411,418		– 0	–		– 0	–	7,411,418
Forward Currency Exchange Contracts	– 0	–	11,771,296			– 0	–	11,771,296
Liabilities:
Futures Contracts	(14,962,660)		– 0	–		– 0	–	(14,962,660)
Forward Currency Exchange Contracts	– 0	–	(2,753,824)			– 0	–	(2,753,824)
Total Return Swap Contracts	– 0	–	(2,537,564)			– 0	–	(2,537,564)

Total	$1,213,316,821		$240,601,111			$7,458,299		$1,461,376,231

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Warrants			Total
Balance as of 9/31/11	$393,116		$	– 0	–	$393,116
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		(464,852)		(464,852)
Change in unrealized appreciation/depreciation	122,996			(686,293)		(563,297)
Purchases	584,802			266,185		850,987
Sales	– 0	–		(726,714)		(726,714)
Transfers in to Level 3	– 0	–		7,969,059		7,969,059
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/11	$1,100,914			$6,357,385		$7,458,299

Net change in unrealized appreciation/depreciation from Investments held as of 12/30/11*	$122,996			$(686,293)		$(563,297)

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 51.1%
Australia - 2.2%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	18,764	$21,323,268

Canada - 1.7%
Canadian Government Bond
2.00%, 12/01/14	CAD	6,210	6,263,947
4.00%, 6/01/17		9,113	10,162,907

			16,426,854

Denmark - 0.2%
Denmark Government Bond
2.50%, 11/15/16	DKK	10,344	1,949,775

Finland - 1.6%
Finland Government Bond
3.875%, 9/15/17	EUR	11,023	15,886,201

Germany - 3.9%
Bundesrepublik Deutschland
3.00%, 7/04/20		3,843	5,512,965
Series 05
3.50%, 1/04/16		10,223	14,768,578
Series 06
3.75%, 1/04/17		12,056	17,824,467

			38,106,010

Japan - 9.5%
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17	JPY	2,557,800	35,635,787
Series 296
1.50%, 9/20/18		1,345,750	18,590,250
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		585,300	8,126,096
Series 128
1.90%, 6/20/31		410,950	5,492,213
Series 48
2.50%, 12/21/20		305,700	4,529,420
Series 76
1.90%, 3/20/25		1,432,500	19,903,676

			92,277,442

Mexico - 1.3%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	93,804	6,712,283
Series M 10
8.50%, 12/13/18		74,602	6,128,353

			12,840,636

Netherlands - 1.7%
Netherlands Government Bond
2.75%, 1/15/15	EUR	2,185	2,991,618
3.75%, 1/15/23		2,604	3,825,512

	Principal Amount (000)		U.S. $ Value
4.50%, 7/15/17		5,312	$7,922,130
7.50%, 1/15/23		764	1,480,225

			16,219,485

Norway - 0.3%
Norway Government Bond
Series 472
4.25%, 5/19/17	NOK	14,102	2,630,192

South Africa - 1.0%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	55,039	7,085,987
Series R206
7.50%, 1/15/14		16,295	2,073,506

			9,159,493

United Kingdom - 12.4%
United Kingdom Gilt
3.75%, 9/07/19	GBP	24,805	44,455,349
4.00%, 3/07/22-3/07/22		19,691	35,446,931
4.25%, 6/07/32		3,666	6,960,455
4.50%, 3/07/19		1,577	2,951,780
4.75%, 12/07/30		3,729	7,513,016
5.00%, 3/07/25		1,416	2,869,252
8.00%, 6/07/21		2,870	6,831,145
8.75%, 8/25/17		6,177	13,615,080

			120,643,008

United States - 15.3%
U.S. Treasury Notes
1.375%, 9/30/18	U.S.$	10,478	10,534,487
2.125%, 8/15/21-8/15/21		36,709	38,349,465
2.375%, 6/30/18		10,341	11,081,023
2.625%, 11/15/20		10,380	11,174,714
3.625%, 8/15/19		5,965	6,908,681
3.75%, 11/15/18		13,732	15,975,246
4.50%, 5/15/17-5/15/17		46,380	54,065,750

			148,089,366

Total Governments - Treasuries (cost $478,334,932)			495,551,730

GOVERNMENTS - SOVEREIGN AGENCIES - 5.6%
Australia - 0.3%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	1,671	2,750,925

Canada - 1.0%
Canada Housing Trust No 1
2.75%, 9/15/14 (a)	CAD	2,440	2,496,236
3.35%, 12/15/20 (a)		4,155	4,408,970
4.10%, 12/15/18 (a)		2,340	2,609,637

			9,514,843

Germany - 0.5%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26	JPY	328,000	4,560,074

	Principal Amount (000)		U.S. $ Value
Japan - 2.4%
Development Bank of Japan
2.30%, 3/19/26		840,000	12,000,726
Japan Finance Organization for Municipalities
2.00%, 5/09/16		860,000	11,918,626

			23,919,352

Netherlands - 1.0%
Fortis Bank Nederland NV
3.375%, 5/19/14	EUR	1,419	1,926,260
NIBC Bank NV
3.50%, 4/07/14		3,481	4,724,698
SNS Bank NV
3.50%, 3/10/14		2,068	2,804,854

			9,455,812

South Korea - 0.1%
Korea Development Bank
3.25%, 3/09/16	U.S.$	1,229	1,210,619

United Kingdom - 0.3%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	2,760	2,940,541

Total Governments - Sovereign Agencies (cost $49,850,824)			54,352,166

MORTGAGE PASS-THROUGH’S - 5.1%
Agency Fixed Rate 30-Year - 5.1%
Federal National Mortgage Association
3.50%, 11/01/41	U.S.$	13,568	13,970,773
6.00%, 9/01/39		26,190	28,788,477
Series 2008
6.00%, 5/01/38		6,366	6,997,670

Total Mortgage Pass-Through’s (cost $49,657,384)			49,756,920

INFLATION-LINKED SECURITIES - 4.1%
United States - 4.1%
U.S. Treasury Inflation Index
2.50%, 7/15/16 (TIPS) (cost $39,668,184)		34,501	39,902,031

	Shares
COMMON STOCKS - 3.5%
Equity:Other - 1.2%
Diversified/Specialty - 1.0%
BioMed Realty Trust, Inc.		19,250	348,040
British Land Co. PLC (b)		71,682	514,486
Coresite Realty Corp.		6,633	118,200
Dexus Property Group		418,163	354,377
Digital Realty Trust, Inc.		10,550	703,368
Dundee International Real Estate Investment Trust		8,260	81,080
Dundee Real Estate Investment Trust		10,676	342,366
Evergrande Real Estate Group Ltd.		339,000	139,494

Company	Shares	U.S. $ Value
Forest City Enterprises, Inc. (b)	13,187	$155,870
H&R Real Estate Investment Trust (b)	7,616	173,888
Hysan Development Co., Ltd.	85,099	278,661
Jones Lang LaSalle, Inc.	2,520	154,375
Kerry Properties Ltd.	84,000	277,565
Land Securities Group PLC	169	1,667
Lend Lease Group	23,230	170,113
Mitsubishi Estate Co., Ltd. (b)	21,000	313,140
Mitsui Fudosan Co., Ltd. (b)	81,000	1,181,118
Morguard Real Estate Investment Trust	5,420	85,124
New World Development Co Ltd.	273,000	219,202
Soho China Ltd.	529,500	352,204
Sumitomo Realty & Development Co., Ltd. (b)	13,000	227,139
Sun Hung Kai Properties Ltd.	104,000	1,299,679
Sunac China Holdings Ltd. (b)	172,400	35,623
Telecity Group PLC (b)	45,107	453,241
Tokyu Land Corp. (b)	58,000	218,871
Unibail-Rodamco SE	7,450	1,333,350
UOL Group Ltd.	71,912	221,512
Wharf Holdings Ltd.	70,000	316,436

		10,070,189

Health Care - 0.2%
Chartwell Seniors Housing Real Estate Investment Trust	24,160	201,580
Health Care REIT, Inc.	9,837	536,412
National Health Investors, Inc.	2,560	112,589
Ventas, Inc.	13,570	748,114

		1,598,695

		11,668,884

Retail - 0.8%
Regional Mall - 0.5%
CapitaMall Trust	183,000	239,601
CFS Retail Property Trust	182,960	315,038
General Growth Properties, Inc.	46,420	697,228
Glimcher Realty Trust	51,401	472,889
Macerich Co. (The)	10,390	525,734
Multiplan Empreendimentos Imobiliarios SA	7,700	157,984
Simon Property Group, Inc.	16,830	2,170,060
Westfield Group	67,310	537,025

		5,115,559

Shopping Center/Other Retail - 0.3%
Aeon Mall Co., Ltd. (b)	11,900	252,455
Corio NV	1,730	74,911
DDR Corp.	21,020	255,814
Hammerson PLC	83,440	465,940
Klepierre	9,600	272,766
Link REIT (The)	144,324	530,779
Primaris Retail Real Estate Investment Trust	1,007	20,372
Retail Opportunity Investments Corp.	29,653	351,092
RioCan Real Estate Investment Trust (Toronto)	2,138	55,467
Tanger Factory Outlet Centers	3,746	109,833

Company	Shares	U.S. $ Value
Westfield Retail Trust	169,320	431,512

		2,820,941

		7,936,500

Residential - 0.6%
Manufactured Homes - 0.0%
Equity Lifestyle Properties, Inc.	1,120	74,693

Multi-Family - 0.4%
BRE Properties, Inc.	10,340	521,963
Camden Property Trust	5,700	354,768
Canadian Apartment Properties REIT	11,900	260,603
Colonial Properties Trust	8,955	186,801
Equity Residential	6,050	345,032
Essex Property Trust, Inc.	3,700	519,887
GSW Immobilien AG (b)	8,270	239,632
KWG Property Holding Ltd.	72,500	24,355
Mid-America Apartment Communities, Inc. (b)	4,250	265,838
PDG Realty SA Empreendimentos e Participacoes	28,700	90,781
Post Properties, Inc.	14,070	615,140
Rossi Residencial SA	46,800	200,724
Stockland	161,959	529,086

		4,154,610

Self Storage - 0.2%
Big Yellow Group PLC	77,830	296,179
Extra Space Storage, Inc.	14,570	353,031
Public Storage	4,640	623,894
Sovran Self Storage, Inc.	8,580	366,108

		1,639,212

Student Housing - 0.0%
American Campus Communities, Inc.	6,700	281,132

		6,149,647

Office - 0.5%
Office - 0.5%
Boston Properties, Inc.	7,921	788,932
Castellum AB	27,304	337,871
Cominar Real Estate Investment Trust	11,648	251,883
Douglas Emmett, Inc.	29,000	528,960
Duke Realty Corp.	51,450	619,972
Great Portland Estates PLC	67,500	338,478
Hongkong Land Holdings Ltd.	59,000	267,411
Hufvudstaden AB - Class A	26,526	269,645
Kilroy Realty Corp.	12,089	460,228
SL Green Realty Corp.	6,198	413,035

		4,276,415

Lodging - 0.2%
Lodging - 0.2%
Ashford Hospitality Trust, Inc.	47,938	383,504
Great Eagle Holdings Ltd.	113,000	221,266
Host Hotels & Resorts, Inc.	18,240	269,405
Hyatt Hotels Corp. (b)	9,500	357,580
InnVest Real Estate Investment Trust	47,900	194,186
Intercontinental Hotels Group PLC	26,300	472,870
Kosmopolito Hotels International Ltd.	256,000	39,134

Company	Shares		U.S. $ Value
Pebblebrook Hotel Trust		6,670	127,931
Wyndham Worldwide Corp.		3,717	140,614

			2,206,490

Industrials - 0.2%
Industrial Warehouse Distribution - 0.1%
EastGroup Properties, Inc.		12,050	523,934
Global Logistic Properties Ltd. (b)		125,000	168,984
ProLogis, Inc.		13,592	388,595

			1,081,513

Mixed Office Industrial - 0.1%
Goodman Group		1,056,450	614,253

			1,695,766

Financials – 0.0%
Real Estate Management & Development - 0.0%
CapitaLand Ltd.		120,000	204,222

Telecommunication Services – 0.0%
Wireless Telecommunication Services – 0.0%
American Tower Corp. - Class A		3,090	185,431

Total Common Stocks (cost $34,390,017)			34,323,355

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 1.7%
Industrial - 1.6%
Basic - 0.0%
EI du Pont de Nemours & Co.
3.25%, 1/15/15	U.S.$	250	266,610

Capital Goods - 0.2%
General Dynamics Corp.
3.875%, 7/15/21		1,525	1,648,949

Communications - Telecommunications - 0.2%
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,528,484
5.25%, 4/15/13		230	242,704

			1,771,188

Consumer Cyclical - Automotive - 0.1%
American Honda Finance Corp.
6.25%, 7/16/13	EUR	50	69,289
Toyota Motor Credit Corp.
1.375%, 8/12/13	U.S.$	855	862,949
6.625%, 2/03/16	EUR	70	106,595

			1,038,833

Consumer Cyclical - Entertainment - 0.2%
Walt Disney Co. (The)
2.75%, 8/16/21	U.S.$	1,625	1,654,907

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.

	Principal Amount (000)		U.S. $ Value
4.25%, 4/15/21		1,435	1,658,134

Consumer Non-Cyclical - 0.3%
Abbott Laboratories
4.125%, 5/27/20		460	509,931
Baxter International, Inc.
4.25%, 3/15/20		257	284,058
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		235	254,324
Kimberly-Clark Corp.
3.875%, 3/01/21		1,285	1,420,123
Novartis Capital Corp.
2.90%, 4/24/15		255	269,875
Roche Holdings, Inc.
5.50%, 3/04/15	GBP	10	17,488

			2,755,799

Energy - 0.2%
ConocoPhillips
4.60%, 1/15/15	U.S.$	235	259,909
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	255,117
Schlumberger Norge AS
4.20%, 1/15/21 (a)	U.S.$	745	820,025
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		506	556,957
Shell International Finance BV
3.25%, 9/22/15		250	268,969

			2,160,977

Technology - 0.2%
Hewlett-Packard Co.
2.95%, 8/15/12		105	105,968
4.65%, 12/09/21		782	825,073
Oracle Corp.
5.75%, 4/15/18		230	279,102
SAIC, Inc.
4.45%, 12/01/20		1,200	1,277,790

			2,487,933

			15,443,330

Utility - 0.1%
Electric - 0.1%
Southern California Edison Co.
3.875%, 6/01/21		632	697,580

Total Corporates - Investment Grades (cost $14,897,692)			16,140,910

AGENCIES - 1.5%
Agency Debentures - 1.5%
Federal National Mortgage Association
5.375%, 6/12/17		690	833,676
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,539	13,785,686

Total Agencies (cost $12,647,380)			14,619,362

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.8%
Canada - 0.8%
Province of British Columbia Canada
3.25%, 12/18/21	CAD	3,237	3,293,971
Province of Manitoba Canada
3.85%, 12/01/21		2,950	3,144,302
Province of Ontario Canada
4.25%, 12/11/13	EUR	350	479,356
Province of Quebec Canada
4.25%, 2/27/13		350	468,389

Total Local Governments - Provincial Bonds (cost $7,287,783)			7,386,018

	Shares
INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.8%
Vanguard MSCI Emerging Markets ETF (cost $7,114,422)		190,710	7,287,029

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equity Index Future Contracts - 0.0%
EURO STOXX 50 Index Index Mar12 2750 Call Expiration: Mar 2012, Exercise Price: EUR 2,750.00 (b)(c)	EUR	170	14,081
S&P 500 Index Feb12 1450 Call Expiration: Feb 2012, Exercise Price: $ 1,450.00 (b)(d)	U.S.$	1,764	30,870
S&P 500 Index Jan12 1400 Call Expiration: Jan 2012, Exercise Price: $ 1,400.00 (b)(d)		257	1,928
S&P 500 Index Mar12 1425 Call Expiration: Mar 2012, Exercise Price: $ 1,425.00 (b)(d)		159	23,850
S&P 500 Index Mar12 1450 Call Expiration: Mar 2012, Exercise Price: $ 1,450.00 (b)(d)		869	52,140

Total Options Purchased - Calls (cost $1,171,827)			122,869

	Shares
SHORT-TERM INVESTMENTS - 25.6%
Investment Companies - 25.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $248,630,597)		248,630,597	248,630,597

Total Investments - 99.8% (cost $943,651,042) (f)			968,072,987
Other assets less liabilities - 0.2% (g)			1,870,717

Net Assets - 100.0%			$969,943,704

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Govt Bond Futures	8	March 2012	$14,719,570	$14,801,611	$82,041
ASX SPI 200 Index Futures	18	March 2012	1,923,479	1,849,786	(73,693)
FTSE 100 Index Futures	58	March 2012	4,909,458	4,986,496	77,038
German Euro Bobl Futures	44	March 2012	7,022,831	7,124,641	101,810
German Euro Bund Futures	8	March 2012	1,395,077	1,439,620	44,543
German Euro Buxl Futures	5	March 2012	775,394	827,932	52,538
Hang Seng Index Futures	6	January 2012	719,307	712,899	(6,408)
JGB Mini 10 Yr Futures	18	March 2012	3,313,653	3,332,701	19,048
S&P 500 E Mini Index Futures	2,175	March 2012	135,569,256	136,220,250	650,994
S&P TSE 60 Index Futures	18	March 2012	2,402,243	2,399,058	(3,185)
Topix Index Futures	49	March 2012	4,710,592	4,634,533	(76,059)
U.S. T-Note 10 Yr Futures	174	March 2012	22,644,567	22,815,750	171,183
UK Long Gilt Bond Futures	8	March 2012	1,425,543	1,452,987	27,444
Ultra Long U.S. T-Bond Futures	77	March 2012	12,400,309	12,334,437	(65,872)
Sold Contracts
Euro Stoxx 50 Index Futures	521	March 2012	14,749,181	15,562,947	(813,766)
U.S. T-Note 5 Yr Futures	17	March 2012	2,086,057	2,095,382	(9,325)
U.S. T-Note 2 Yr Futures	3	March 2012	661,261	661,641	(380)

					$177,951

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank N.A.:
Australian Dollar settling 3/15/12	373	$375,932	$378,491	$2,559
Credit Suisse London Branch (GFX):
Canadian Dollar settling 2/15/12	1,002	966,305	982,616	16,311
Deutsche Bank AG London:
Swiss Franc settling 3/15/12	402	433,844	428,608	(5,236)
HSBC Bank USA:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Norwegian Krone settling 3/15/12	2,846	$490,054	$474,636	$(15,418)
Morgan Stanley and Co. Inc.:
Australian Dollar settling 2/15/12	1,046	1,020,530	1,064,772	44,242
Royal Bank of Canada:
Swiss Franc settling 2/15/12	3,019	3,374,730	3,216,547	(158,183)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	606,005	7,819,016	7,878,358	59,342
Japanese Yen settling 3/15/12	40,705	526,626	529,506	2,880
Swedish Krona settling 3/15/12	2,784	408,331	403,196	(5,135)
Standard Chartered Bank:
Great British Pound settling 2/15/12	5,604	9,010,504	8,699,735	(310,769)
State Street Bank and Trust Co.:
Canadian Dollar settling 1/05/12	499	478,917	489,388	10,471
Canadian Dollar settling 1/05/12	13,021	12,779,891	12,780,822	931
Canadian Dollar settling 3/15/12	203	195,583	198,948	3,365
Euro settling 3/15/12	114	148,305	147,635	(670)
Great British Pound settling 1/19/12	1,341	2,068,694	2,082,926	14,232
Great British Pound settling 3/15/12	187	289,210	290,214	1,004
Japanese Yen settling 2/15/12	72,597	949,663	943,796	(5,867)
Japanese Yen settling 3/15/12	9,960	128,109	129,563	1,454
Mexican Nuevo Peso settling 1/20/12	6,288	449,876	450,047	171
New Zealand Dollar settling 3/15/12	392	302,377	303,686	1,309
UBS AG:
Canadian Dollar settling 2/15/12	4,446	4,371,424	4,359,991	(11,433)
Westpac Banking Corp.:
Australian Dollar settling 2/15/12	3,235	3,313,190	3,293,056	(20,134)
Sale Contracts:
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	952	1,306,312	1,232,491	73,821
Euro settling 3/15/12	440	601,194	569,819	31,375
Citibank N.A.:
Euro settling 2/15/12	21,116	29,091,830	27,337,461	1,754,369
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/15/12	1,090	1,071,653	1,068,242	3,411
Goldman Sachs International:
Euro settling 2/15/12	965	1,261,757	1,249,321	12,436
HSBC Bank USA:
Swiss Franc settling 3/15/12	402	427,928	428,608	(680)
Royal Bank of Scotland PLC:
Euro settling 2/15/12	2,679	3,496,577	3,468,320	28,257
Standard Chartered Bank:
Euro settling 3/15/12	363	483,781	470,101	13,680
State Street Bank and Trust Co.:
Australian Dollar settling 1/06/12	20,441	19,668,972	20,902,124	(1,233,152)
Canadian Dollar settling 1/05/12	48,693	47,162,775	47,794,401	(631,626)
Danish Krone settling 1/27/12	10,618	1,862,173	1,848,965	13,208
Euro settling 1/19/12	63,295	82,302,234	81,926,807	375,427
Euro settling 1/19/12	1,565	2,039,098	2,026,196	12,902
Great British Pound settling 1/19/12	81,131	125,539,818	125,979,544	(439,726)
Great British Pound settling 3/15/12	187	292,090	290,214	1,876
Japanese Yen settling 2/17/12	9,353,048	121,787,653	121,599,058	188,595
Mexican Nuevo Peso settling 1/20/12	181,057	13,070,938	12,958,043	112,895
New Zealand Dollar settling 3/15/12	162	121,273	125,503	(4,230)
Norwegian Krone settling 1/27/12	14,157	2,372,820	2,365,393	7,427

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
South African Rand settling 1/20/12	71,641	$8,504,134	$8,851,590	$(347,456)
Westpac Banking Corp.:
Euro settling 2/15/12	1,673	2,214,216	2,165,921	48,295

				$(353,470)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Gross Zx USA	54,248	0.33%	$20,009	4/16/12	Deutsche Bank AG	$649,826
Pay Total Return on Reference Index
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	989	1.00%	2,617	9/17/12	Deutsche Bank AG	(87,936)
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	284	0.18%	751	9/17/12	Deutsche Bank AG	(25,264)
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	909	1.00%	2,405	8/15/12	JPMorgan Chase Bank, N.A.	(81,104)
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	2,158	0.43%	5,709	11/15/12	JPMorgan Chase Bank, N.A.	(191,497)
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	645	0.43%	1,706	7/16/12	UBS AG	(57,236)
Pay	FTSE EPRA/NAREIT Developed Real Estate Index	387	0.45%	1,024	9/17/12	UBS AG	(34,335)

							$172,454

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $10,891,825 or 1.1% of net assets.
(b)	Non-income producing security.
(c)	One contract relates to 10 shares.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,677,834 and gross unrealized depreciation of investments was $(7,255,889), resulting in net unrealized appreciation of $24,421,945.
(g)	An amount of U.S. 11,764,944 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	Great British Pound
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone
ZAR	–	South African Rand

Glossary:

REIT	–	Real Estate Investment Trust
TIPS	–	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

40.4%	United States
17.6%	United Kingdom
16.6%	Japan
6.0%	Germany
4.8%	Canada
3.7%	Australia
3.6%	Netherlands
2.2%	Finland
1.8%	Mexico
1.3%	South Africa
0.5%	Hong Kong
0.4%	Norway
0.3%	Denmark
0.8%	Other

100.0%	Total Investments

*	All data are as of December 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Brazil, China, France, Singapore, South Korea, Sweden and Switzerland.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$495,551,730		$	– 0	–	$495,551,730
Governments - Sovereign Agencies		– 0	–	54,352,166			– 0	–	54,352,166
Mortgage Pass-Through’s		– 0	–	49,756,920			– 0	–	49,756,920
Inflation-Linked Securities		– 0	–	39,902,031			– 0	–	39,902,031
Common Stocks
Equity:Other		3,761,006		7,907,878			– 0	–	11,668,884
Retail		4,816,473		3,120,027			– 0	–	7,936,500
Residential		5,060,395		1,089,252			– 0	–	6,149,647
Office		3,063,010		1,213,405			– 0	–	4,276,415
Lodging		1,473,220		733,270			– 0	–	2,206,490
Industrials		912,529		783,237			– 0	–	1,695,766
Financials		– 0	–	204,222			– 0	–	204,222
Telecommunication Services		185,431		– 0	–		– 0	–	185,431
Corporates - Investment Grades		– 0	–	16,140,910			– 0	–	16,140,910
Agencies		– 0	–	14,619,362			– 0	–	14,619,362
Local Governments - Provincial Bonds		– 0	–	7,386,018			– 0	–	7,386,018
Investment Companies		– 0	–	7,287,029			– 0	–	7,287,029
Options Purchased - Calls		– 0	–	122,869			– 0	–	122,869
Short-Term Investments		248,630,597		– 0	–		– 0	–	248,630,597

Total Investments in Securities		267,902,661		700,170,326+			– 0	–	968,072,987
Other Financial Instruments* :
Assets:
Futures Contracts		1,226,639		– 0	–		– 0	–	1,226,639
Forward Currency Exchange Contracts		– 0	–	2,836,244			– 0	–	2,836,244
Total Return Swap Contracts		– 0	–	649,826			– 0	–	649,826
Liabilities:
Futures Contracts		(1,048,688)		– 0	–		– 0	–	(1,048,688)
Forward Currency Exchange Contracts		– 0	–	(3,189,714)			– 0	–	(3,189,714)
Total Return Swap Contracts		– 0	–	(477,372)			– 0	–	(477,372)
Total		$268,080,612		$699,989,310		$	– 0	–	$968,069,922

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.8%
Information Technology - 11.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	271,800	$4,914,144
QUALCOMM, Inc.	447,900	24,500,130
Riverbed Technology, Inc. (a)	249,800	5,870,300

		35,284,574

Computers & Peripherals - 3.9%
Apple, Inc. (a)(b)	137,100	55,525,500
Dell, Inc. (a)(b)	910,600	13,322,078
EMC Corp./Massachusetts (a)(b)	667,000	14,367,180
Fujitsu Ltd.	344,000	1,783,621
Hewlett-Packard Co.	568,300	14,639,408
Lite-On Technology Corp.	278,554	313,396
Logitech International SA (a)	156,362	1,213,016
Pegatron Corp.	585,000	635,658
Seagate Technology PLC	69,900	1,146,360
Wistron Corp.	639,639	809,226

		103,755,443

Electronic Equipment, Instruments & Components - 0.5%
AU Optronics Corp.	4,570,000	1,972,151
Celestica, Inc. (a)	81,900	602,141
Corning, Inc.	643,900	8,357,822
LG Display Co., Ltd. (ADR)(a)	344,451	3,627,069

		14,559,183

Internet Software & Services - 1.5%
Google, Inc.-Class A (a)(b)	58,200	37,591,380
Kakaku.com, Inc.	17,200	630,693
Telecity Group PLC (a)	249,333	2,505,330

		40,727,403

IT Services - 0.5%
Accenture PLC	111,400	5,929,822
Visa, Inc.-Class A	75,400	7,655,362

		13,585,184

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	189,000	1,405,364

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Semiconductor Engineering, Inc.	2,610,979	2,236,908
Applied Materials, Inc.	980,800	10,504,368
Broadcom Corp.-Class A (a)(b)	412,300	12,105,128
Lam Research Corp. (a)	222,100	8,222,142
Marvell Technology Group Ltd. (a)	998,000	13,822,300
Micron Technology, Inc. (a)	1,514,400	9,525,576
Samsung Electronics Co., Ltd. (GDR) (London) (c)	12,000	5,518,051
Samsung Electronics Co., Ltd. (GDR) (OTC U.S.) (c)	1,340	617,338
Trina Solar Ltd. (Sponsored ADR) (a)	90,100	601,868

		63,153,679

Company	Shares	U.S. $ Value
Software - 1.8%
Citrix Systems, Inc. (a)	191,400	11,621,808
Intuit, Inc.	236,500	12,437,535
Nintendo Co., Ltd.	6,000	823,753
Oracle Corp.	724,700	18,588,555
SAP AG	42,550	2,250,539
Temenos Group AG (a)	159,879	2,610,056

		48,332,246

		320,803,076

Consumer Discretionary - 11.4%
Auto Components - 1.4%
BorgWarner, Inc. (a)	142,800	9,102,072
Bridgestone Corp.	120,000	2,717,782
Faurecia	56,300	1,061,094
GKN PLC	709,200	2,013,928
Johnson Controls, Inc.	292,700	9,149,802
Lear Corp.	147,000	5,850,600
Magna International, Inc.-Class A	55,200	1,842,257
Sumitomo Rubber Industries Ltd.	48,400	581,202
TRW Automotive Holdings Corp. (a)	168,200	5,483,320

		37,802,057

Automobiles - 1.4%
Bayerische Motoren Werke AG	17,430	1,165,163
Dongfeng Motor Group Co., Ltd.-Class H	1,184,000	2,033,812
Ford Motor Co. (a)	915,000	9,845,400
General Motors Co. (a)	439,900	8,916,773
Harley-Davidson, Inc.	141,900	5,515,653
Mazda Motor Corp. (a)	778,000	1,367,940
Nissan Motor Co., Ltd.	366,200	3,279,355
Renault SA	62,800	2,168,693
Volkswagen AG (Preference Shares)	21,260	3,178,612

		37,471,401

Distributors - 0.3%
Inchcape PLC	71,956	327,381
Li & Fung Ltd.	3,944,000	7,257,184

		7,584,565

Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	113,700	1,225,235
Apollo Group, Inc.-Class A (a)	122,406	6,594,011
Estacio Participacoes SA	365,100	3,521,324

		11,340,570

Hotels, Restaurants & Leisure - 0.7%
Ajisen China Holdings Ltd.	961,200	1,057,097
Las Vegas Sands Corp. (a)	39,100	1,670,743
MGM Resorts International (a)	141,630	1,477,201
Sands China Ltd. (a)	494,000	1,385,960
Shangri-La Asia Ltd.	348,833	600,897
Starbucks Corp.	283,700	13,053,037

		19,244,935

Company	Shares	U.S. $ Value
Household Durables - 0.6%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	122,300	973,023
MRV Engenharia e Participacoes SA	491,300	2,818,341
Newell Rubbermaid, Inc.	331,900	5,360,185
NVR, Inc. (a)	5,100	3,498,600
Sharp Corp./Japan	256,000	2,231,565
Sony Corp.	77,900	1,404,613

		16,286,327

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	79,600	13,778,760
Rakuten, Inc. (a)	1,177	1,266,276

		15,045,036

Media - 3.3%
Comcast Corp.-Class A	695,700	16,495,047
DIRECTV (a)	183,600	7,850,736
Gannett Co., Inc.	796,400	10,647,868
Informa PLC	172,300	966,050
McGraw-Hill Cos., Inc. (The)	104,600	4,703,862
Naspers Ltd.	27,800	1,214,346
Time Warner Cable, Inc.-Class A (b)	221,400	14,074,398
Viacom, Inc.-Class B	331,400	15,048,874
Walt Disney Co. (The)	475,900	17,846,250

		88,847,431

Multiline Retail - 0.4%
Dollar General Corp. (a)	152,300	6,265,622
Don Quijote Co., Ltd.	40,500	1,390,514
Golden Eagle Retail Group Ltd.	1,694,000	3,570,980

		11,227,116

Specialty Retail - 1.8%
Belle International Holdings Ltd.	1,958,000	3,411,623
Fast Retailing Co., Ltd.	28,000	5,093,331
GameStop Corp.-Class A (a)	205,100	4,949,063
Hennes & Mauritz AB-Class B	288,335	9,249,769
L’Occitane International SA	16,750	33,590
Limited Brands, Inc.	274,700	11,084,145
Lowe’s Cos., Inc.	116,750	2,963,115
Nitori Holdings Co., Ltd.	800	75,014
Ross Stores, Inc.	225,600	10,722,768
Yamada Denki Co., Ltd.	2,510	170,979

		47,753,397

Textiles, Apparel & Luxury Goods - 0.5%
Daphne International Holdings Ltd.	122,000	135,525
PVH Corp.	88,100	6,210,169
Trinity Ltd.	2,598,000	1,872,182
VF Corp.	43,500	5,524,065

		13,741,941

		306,344,776

Company	Shares	U.S. $ Value
Health Care - 8.8%
Biotechnology - 0.9%
Celgene Corp. (a)	132,400	8,950,240
Gilead Sciences, Inc. (a)(b)	407,943	16,697,107

		25,647,347

Health Care Equipment & Supplies - 0.4%
Covidien PLC	258,600	11,639,586

Health Care Providers & Services - 1.9%
Express Scripts, Inc.-Class A (a)	250,600	11,199,314
Health Net, Inc. (a)	142,500	4,334,850
UnitedHealth Group, Inc. (b)	335,700	17,013,276
WellPoint, Inc. (b)	290,500	19,245,625

		51,793,065

Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	141,200	4,303,776

Pharmaceuticals - 5.4%
Allergan, Inc./United States	179,400	15,740,556
Aspen Pharmacare Holdings Ltd. (a)	264,141	3,162,146
AstraZeneca PLC	164,500	7,598,584
AstraZeneca PLC (Sponsored ADR)	516,700	23,918,043
GlaxoSmithKline PLC	181,300	4,131,087
Johnson & Johnson	477,600	31,321,008
Novartis AG	63,010	3,597,433
Novo Nordisk A/S-Class B	42,220	4,850,368
Perrigo Co.	52,300	5,088,790
Pfizer, Inc. (b)	1,751,600	37,904,624
Roche Holding AG	20,900	3,534,572
Sanofi	19,571	1,430,595
Shire PLC	52,381	1,820,454

		144,098,260

		237,482,034

Financials - 8.0%
Capital Markets - 0.8%
Goldman Sachs Group, Inc. (The)	75,000	6,782,250
Macquarie Group Ltd.	60,520	1,469,610
Morgan Stanley	629,100	9,518,283
UBS AG (a)	282,003	3,345,311

		21,115,454

Commercial Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	292,402	2,518,809
Banco do Brasil SA	248,900	3,162,541
Banco Santander Brasil SA/Brazil (ADR)	449,391	3,658,043
Banco Santander SA	301,373	2,276,768
Barclays PLC	895,330	2,452,026
BNP Paribas SA	132,310	5,152,075
China Construction Bank Corp.-Class H	935,000	649,460
CIT Group, Inc. (a)	203,000	7,078,610
HSBC Holdings PLC	620,329	4,735,618
Intesa Sanpaolo SpA	1,513,610	2,520,941
Itau Unibanco Holding SA (ADR)	351,010	6,514,746
KB Financial Group, Inc. (ADR) (a)	102,380	3,208,589

Company	Shares	U.S. $ Value
KBC Groep NV	54,567	682,293
Komercni Banka AS	2,500	421,378
Lloyds Banking Group PLC (a)	4,098,300	1,646,207
Mitsubishi UFJ Financial Group, Inc.	674,800	2,856,752
National Australia Bank Ltd.	148,700	3,542,262
National Bank of Canada	30,900	2,188,099
Societe Generale SA	111,401	2,459,245
Standard Chartered PLC	107,840	2,358,732
Sumitomo Mitsui Financial Group, Inc.	102,200	2,834,290
Toronto-Dominion Bank (The)	10,300	771,325
Turkiye Is Bankasi-Class C	755,170	1,317,349
Turkiye Vakiflar Bankasi Tao-Class D	906,040	1,169,694
US Bancorp	265,000	7,168,250
Wells Fargo & Co.	177,500	4,891,900

		78,236,002

Diversified Financial Services - 2.2%
Citigroup, Inc.	624,428	16,428,701
IG Group Holdings PLC	96,110	711,323
ING Groep NV (a)	468,560	3,350,952
JPMorgan Chase & Co. (b)	866,900	28,824,425
Moody’s Corp.	221,600	7,463,488
ORIX Corp.	22,540	1,858,227

		58,637,116

Insurance - 1.6%
Admiral Group PLC	204,340	2,709,125
Aegon NV (a)	113,400	453,225
AIA Group Ltd.	912,600	2,840,852
Allianz SE	37,960	3,625,337
Aviva PLC	344,200	1,600,988
Industrial Alliance Insurance & Financial Services, Inc.	51,212	1,321,584
Legal & General Group PLC	1,263,030	2,018,414
MetLife, Inc.	444,800	13,868,864
Muenchener Rueckversicherungs AG	17,670	2,165,330
Prudential PLC	141,230	1,397,353
Suncorp Group Ltd.	62,110	530,862
Travelers Cos., Inc. (The) (b)	167,100	9,887,307

		42,419,241

Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	381,400	5,804,908
Evergrande Real Estate Group Ltd.	2,233,000	918,848
Hang Lung Group Ltd.	187,000	1,017,378
Hang Lung Properties Ltd.	1,999,000	5,674,328
Mitsui Fudosan Co., Ltd.	39,000	568,686
New World Development Co Ltd.	736,500	591,363

		14,575,511

		214,983,324

Energy - 8.0%
Energy Equipment & Services - 2.1%
AMEC PLC	215,030	3,028,347
Bristow Group, Inc.	225,000	10,662,750
FMC Technologies, Inc. (a)	222,200	11,605,506
Petrofac Ltd.	107,960	2,414,553

Company	Shares	U.S. $ Value
Schlumberger Ltd. (b)	344,600	23,539,626
Seadrill Ltd.	53,350	1,779,171
Technip SA	13,710	1,285,312
Transocean Ltd./Switzerland	33,000	1,266,870

		55,582,135

Oil, Gas & Consumable Fuels - 5.9%
Afren PLC (a)	1,537,657	2,046,003
Anadarko Petroleum Corp.	165,000	12,594,450
Banpu PCL	26,200	452,789
BG Group PLC	121,200	2,589,273
BP PLC	1,306,600	9,307,286
BP PLC (Sponsored ADR)	595,000	25,430,300
China Petroleum & Chemical Corp.-Class H	2,406,000	2,531,912
ConocoPhillips (b)	93,300	6,798,771
Devon Energy Corp. (b)	112,900	6,999,800
ENI SpA	151,200	3,117,386
EOG Resources, Inc.	131,100	12,914,661
Gazprom OAO (Sponsored ADR)	389,000	4,154,909
JX Holdings, Inc.	269,300	1,625,117
LUKOIL OAO (London) (Sponsored ADR)	81,817	4,352,665
Marathon Oil Corp. (b)	548,200	16,045,814
Marathon Petroleum Corp. (b)	471,858	15,708,153
Nexen, Inc. (Toronto)	123,706	1,968,368
Noble Energy, Inc. (b)	175,800	16,593,762
NovaTek OAO (Sponsored GDR) (c)	4,900	613,480
OMV AG	37,961	1,149,915
Petroleo Brasileiro SA (Sponsored ADR)	157,600	3,702,024
PTT PCL	217,000	2,187,195
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	172,385	6,283,574

		159,167,607

		214,749,742

Industrials - 5.7%
Aerospace & Defense - 1.4%
Boeing Co. (The)	140,000	10,269,000
Goodrich Corp.	36,300	4,490,310
Northrop Grumman Corp.	136,050	7,956,204
Precision Castparts Corp.	80,100	13,199,679

		35,915,193

Air Freight & Logistics - 0.9%
Kuehne & Nagel International AG	19,227	2,153,021
United Parcel Service, Inc.-Class B	295,600	21,634,964

		23,787,985

Airlines - 0.2%
Cathay Pacific Airways Ltd.	313,000	535,170
Delta Air Lines, Inc. (a)	378,100	3,058,829
Deutsche Lufthansa (REG)	118,200	1,405,937

		4,999,936

Building Products - 0.1%
Asahi Glass Co., Ltd.	340,000	2,842,362

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.1%
Aggreko PLC	52,581	1,645,305
Edenred	24,197	593,553
Serco Group PLC	167,834	1,234,907

		3,473,765

Construction & Engineering - 0.1%
Bouygues SA	113,741	3,577,235

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	111,400	8,173,418
Sumitomo Electric Industries Ltd.	221,000	2,392,697

		10,566,115

Industrial Conglomerates - 1.2%
Bidvest Group Ltd.	62,200	1,191,371
Cookson Group PLC	91,020	718,362
Danaher Corp.	445,400	20,951,616
General Electric Co. (b)	413,200	7,400,412
Keppel Corp., Ltd.	341,400	2,443,684

		32,705,445

Machinery - 0.5%
Flowserve Corp.	107,500	10,676,900
Ingersoll-Rand PLC	110,700	3,373,029

		14,049,929

Professional Services - 0.7%
Bureau Veritas SA	20,030	1,454,887
Capita Group PLC (The)	801,630	7,817,235
Experian PLC	306,450	4,165,435
Intertek Group PLC	158,090	4,992,323
Randstad Holding NV	29,700	873,698

		19,303,578

Road & Rail - 0.0%
Localiza Rent a Car SA (a)	9,600	131,757
Nippon Express Co., Ltd.	186,000	723,045

		854,802

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	70,200	1,414,864
Mitsui & Co., Ltd.	71,500	1,108,196

		2,523,060

		154,599,405

Consumer Staples - 5.7%
Beverages - 0.8%
Anheuser-Busch InBev NV	128,000	7,812,256
Asahi Group Holdings Ltd.	90,400	1,983,095
Constellation Brands, Inc.-Class A (a)(b)	316,500	6,542,055
PepsiCo, Inc./NC	90,100	5,978,135

		22,315,541

Food & Staples Retailing - 1.5%
BIM Birlesik Magazalar AS	24,080	666,826
Delhaize Group SA	27,448	1,538,545

Company	Shares	U.S. $ Value
Jeronimo Martins SGPS SA (a)	139,361	2,301,880
Koninklijke Ahold NV	204,690	2,751,154
Kroger Co. (The)	615,700	14,912,254
Olam International Ltd.	4,750,183	7,786,356
Tesco PLC	1,560,820	9,765,796

		39,722,811

Food Products - 1.1%
China Yurun Food Group Ltd.	754,000	985,537
General Mills, Inc.	344,700	13,929,327
Hershey Co. (The)	52,775	3,260,439
Nestle SA	17,500	1,004,911
Smithfield Foods, Inc. (a)	85,300	2,071,084
Tyson Foods, Inc.-Class A (b)	444,600	9,176,544

		30,427,842

Household Products - 0.2%
Procter & Gamble Co. (The)	59,100	3,942,561

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	27,000	3,032,640
Natura Cosmeticos SA	61,200	1,189,713

		4,222,353

Tobacco - 1.9%
Altria Group, Inc. (b)	443,900	13,161,635
British American Tobacco PLC	218,382	10,360,126
Imperial Tobacco Group PLC	68,700	2,599,643
Japan Tobacco, Inc.	2,507	11,789,193
Lorillard, Inc.	122,600	13,976,400

		51,886,997

		152,518,105

Materials - 3.4%
Chemicals - 2.1%
Agrium, Inc. (Toronto)	27,600	1,852,553
Air Water, Inc.	28,000	355,377
DIC Corp.	208,000	377,100
Dow Chemical Co. (The)	284,025	8,168,559
Filtrona PLC	144,548	854,034
Huabao International Holdings Ltd.	952,000	486,247
Israel Chemicals Ltd.	191,583	1,995,220
K&S AG	12,750	575,047
Koninklijke DSM NV	62,670	2,896,698
LyondellBasell Industries NV	307,200	9,980,928
Monsanto Co.	235,600	16,508,492
Orica Ltd.	49,070	1,214,190
Potash Corp. of Saskatchewan, Inc.	265,263	10,950,056
Ube Industries Ltd./Japan	227,000	620,458

		56,834,959

Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	19,900	722,768
Anglo American PLC	47,690	1,761,675
ArcelorMittal (Euronext Amsterdam)	63,800	1,159,274
BHP Billiton PLC	99,800	2,917,719
Dowa Holdings Co., Ltd.	62,000	390,343
Exxaro Resources Ltd.	45,710	949,691

Company	Shares	U.S. $ Value
JFE Holdings, Inc.	78,400	1,417,469
KGHM Polska Miedz SA	38,600	1,231,272
New Gold, Inc. (a)	111,200	1,122,097
Newcrest Mining Ltd.	148,640	4,529,818
Randgold Resources Ltd.	11,970	1,223,797
Rio Tinto PLC	157,400	7,688,441
ThyssenKrupp AG	74,600	1,711,529
Vale SA (Sponsored ADR) (Local Preference Shares)	265,000	5,459,000
Vale SA (Sponsored ADR)-Class B	43,200	926,640
Xstrata PLC	84,511	1,286,693

		34,498,226

		91,333,185

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. (b)	247,100	7,472,304
CenturyLink, Inc. (b)	559,600	20,817,120
Nippon Telegraph & Telephone Corp.	117,100	5,961,551
Telecom Italia SpA (ordinary shares)	3,476,500	3,715,889
Vivendi SA	92,108	2,010,673

		39,977,537

Wireless Telecommunication Services - 0.2%
NTT DoCoMo, Inc.	346	635,263
Vodafone Group PLC	1,641,300	4,576,115

		5,211,378

		45,188,915

Utilities - 1.2%
Electric Utilities - 0.4%
E.ON AG	196,300	4,230,294
EDP-Energias de Portugal SA	448,600	1,385,444
NV Energy, Inc.	342,500	5,599,875

		11,215,613

Gas Utilities - 0.1%
Gas Natural SDG SA	152,200	2,608,534

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	156,500	3,144,085
CMS Energy Corp. (b)	331,700	7,323,936
DTE Energy Co.	128,100	6,975,045

		17,443,066

		31,267,213

Total Common Stocks (cost $1,744,195,302)		1,769,269,775

WARRANTS - 0.6%
Financials - 0.4%
Commercial Banks - 0.1%
Hana Financial Group, Inc., Deutsche Bank AG London, expiring 11/18/19 (a)(c)	42,080	1,297,234

Company	Shares		U.S. $ Value
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15 (a)		20,700	304,350

			1,601,584

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(c)		281,686	2,232,333

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(c)		479,860	5,896,424

			9,730,341

Industrials - 0.2%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(c)		49,630	930,265
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (a)		25,100	4,387,655

			5,317,920

Information Technology - 0.0%
Powertech Technology, Inc., Deutsche Bank AG London, expiring 1/30/17 (a)		237,930	503,793

Materials - 0.0%
Steel Authority of India Ltd., Merrill Lynch Intl & Co., expiring 3/25/14 (a)(c)		206,775	317,338

Total Warrants (cost $20,884,463)			15,869,392

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Equity Index Future Contracts - 0.1%
Euro Stoxx 50 Index Futures Expiration: Mar 2012, Exercise Price: EUR 2,750.00 (a)(d)	EUR	3,929	325,447
S&P 500 Index Futures Expiration: Jan 2012, Exercise Price: $ 1,400.00 (a)(e)	USD	6,343	47,573
S&P 500 Index Futures Expiration: Feb 2012, Exercise Price: $ 1,450.00 (a)(e)		28,659	501,532
S&P 500 Index Futures Expiration: Mar 2012, Exercise Price: $ 1,425.00 (a)(e)		3,823	573,450
S&P 500 Index Futures Expiration: Mar 2012, Exercise Price: $ 1,450.00 (a)(e)		14,124	847,440

Total Options Purchased-Calls (cost $21,161,017)			2,295,442

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 0.1%
Treasuries - 0.1%
U.S. Treasury Note 0.875%, 1/31/12 (cost $1,000,647)	$1,000	1,000,625

	Shares
SHORT-TERM INVESTMENTS - 33.3%
Investment Companies - 33.3%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09%(f) (cost $895,472,151)	895,472,151	895,472,151

	Principal Amount (000)
U.S. Treasury Bill - 0.0%
U.S. Treasury Bill 0.01%, 5/03/12 (cost $799,877)	$800	799,877

Total Investments - 99.9% (cost $2,683,513,457)(g)		2,684,707,262
Other assets less liabilities - 0.1%		3,640,787

Net Assets - 100.0%		$2,688,348,049

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	1,072	March 2012	$155,613,285	$155,239,000	$(374,285)
U.S. T-Note 10 Yr Futures	6,579	March 2012	856,198,902	862,671,375	6,472,473
U.S. T-Note 5 Yr Futures	992	March 2012	121,736,284	122,271,750	535,466
Sold Contracts
ASX SPI 200 Index Futures	129	March 2012	13,777,594	13,256,796	520,798
Euro Stoxx 50 Index Futures	8,336	March 2012	238,579,581	249,007,154	(10,427,573)
FTSE 100 Index Futures	380	March 2012	32,179,662	32,670,150	(490,488)
Hang Seng Index Futures	48	January 2012	5,753,591	5,703,191	50,400
MSCI Emerging Market EMini Futures	146	March 2012	6,733,939	6,726,950	6,989
S&P 500 E Mini Index Futures	9,825	March 2012	593,873,695	615,339,750	(21,466,055)
S&P TSE 60 Index Futures	119	March 2012	15,911,082	15,860,437	50,645

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Topix Index Futures	321	March 2012	30,829,179	$30,360,920	468,259

					$(24,653,371)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 2/15/12	209,922	2,701,070	2,729,088	28,018
Japanese Yen settling 2/15/12	291,778	3,799,861	3,793,255	(6,606)
Swedish Krona settling 2/15/12	101,069	15,351,743	14,655,524	(696,219)
Swiss Franc settling 2/15/12	2,429	2,690,191	2,587,942	(102,249)
BNP Paribas SA:
Norwegian Krone settling 2/15/12	83,602	14,847,796	13,958,412	(889,384)
Citibank N.A.:
Australian Dollar settling 2/15/12	8,723	8,816,493	8,879,545	63,052
Canadian Dollar settling 2/15/12	2,784	2,621,580	2,730,142	108,562
Canadian Dollar settling 2/15/12	3,598	3,559,571	3,528,395	(31,176)
Great British Pound settling 2/15/12	2,060	3,224,407	3,197,976	(26,431)
Great British Pound settling 2/15/12	2,095	3,290,384	3,252,310	(38,074)
Japanese Yen settling 2/15/12	191,421	2,468,767	2,488,566	19,799
Credit Suisse London Branch (GFX):
Canadian Dollar settling 2/15/12	2,122	2,049,905	2,080,949	31,044
HSBC BankUSA:
Euro settling 2/15/12	9,411	12,269,591	12,183,787	(85,804)
Morgan Stanley and Co. Inc.:
Australian Dollar settling 2/15/12	2,695	2,629,377	2,743,365	113,988
Great British Pound settling 2/15/12	2,050	3,267,393	3,182,452	(84,941)
Royal Bank of Canada:
Swiss Franc settling 2/15/12	6,126	6,847,830	6,526,854	(320,976)
Swiss Franc settling 2/15/12	10,003	11,181,659	10,657,545	(524,114)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	1,244,573	16,058,178	16,180,051	121,873
Japanese Yen settling 2/15/12	761,042	9,819,390	9,893,914	74,524
Swiss Franc settling 2/15/12	2,789	2,978,078	2,971,498	(6,580)
Standard Chartered Bank:
Great British Pound settling 2/15/12	2,195	3,398,775	3,407,551	8,776
Great British Pound settling 2/15/12	9,553	15,359,982	14,830,224	(529,758)
UBS AG:
Canadian Dollar settling 2/15/12	6,608	6,497,158	6,480,165	(16,993)
Great British Pound settling 2/15/12	3,312	5,290,725	5,141,600	(149,125)
New Zealand Dollar settling 2/15/12	13,245	10,478,782	10,281,185	(197,597)
Westpac Banking Corp.:
Australian Dollar settling 2/15/12	6,041	6,187,011	6,149,413	(37,598)
Australian Dollar settling 2/15/12	11,734	12,017,611	11,944,581	(73,030)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	6,676	9,160,647	8,642,967	517,680
Euro settling 2/15/12	3,110	4,248,758	4,026,308	222,450
Citibank N.A.:
Euro settling 2/15/12	204,730	282,059,592	265,050,120	17,009,472
Euro settling 2/15/12	24,017	33,088,581	31,093,190	1,995,391

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Credit Suisse London Branch (GFX):
Swiss Franc settling 2/15/12	2,260	$2,407,354	$2,407,883	$(529)
Swiss Franc settling 2/15/12	12,432	13,242,578	13,245,485	(2,907)
Goldman Sachs International:
Euro settling 2/15/12	2,079	2,701,453	2,691,541	9,912
Royal Bank of Canada:
Euro settling 2/15/12	4,787	6,197,777	6,197,406	371
Japanese Yen settling 2/15/12	209,765	2,694,130	2,727,046	(32,916)
Royal Bank of Scotland PLC:
Euro settling 2/15/12	13,258	17,304,076	17,164,238	139,838
Japanese Yen settling 2/15/12	514,152	6,657,499	6,684,224	(26,725)
New Zealand Dollar settling 2/15/12	7,568	5,851,653	5,874,519	(22,866)
Standard Chartered Bank:
Great British Pound settling 2/15/12	24,661	39,651,682	38,284,115	1,367,567
UBS AG:
Canadian Dollar settling 2/15/12	2,122	2,086,406	2,080,949	5,457
Westpac Banking Corp.:
Euro settling 2/15/12	15,800	20,911,300	20,455,194	456,106

				$18,391,282

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Index
Pay	Vanguard Emerging Markets ETF Index	1,071,373	0.34%	$43,350	1/15/13	UBS AG	$2,425,801

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $416,394,399.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $17,422,463 or 0.6% of net assets.
(d)	One contract relates to 10 shares.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $135,554,129 and gross unrealized depreciation of investments was $(134,360,324), resulting in net unrealized appreciation of $1,193,805.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

69.6%	United States
9.9%	United Kingdom
3.7%	Japan
1.9%	Brazil
1.3%	Canada
1.3%	Hong Kong
1.2%	France
1.2%	Germany
1.0%	South Korea
1.0%	Switzerland
0.8%	China
0.6%	Netherlands
0.6%	Australia
5.9%	Other

100.0%	Total Investments

*	All data are as of December 31, 2011. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Czech Republic, Denmark, India, Ireland, Israel, Italy, Luxembourg, Norway, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Information Technology	$295,477,976		$25,325,100		$	– 0	–	$320,803,076
Consumer Discretionary	244,062,319		62,282,457			– 0	–	306,344,776
Health Care	207,356,795		30,125,239			– 0	–	237,482,034
Financials	132,448,545		82,534,779			– 0	–	214,983,324
Energy	162,742,311		49,820,236			2,187,195		214,749,742
Industrials	111,316,118		43,283,287			– 0	–	154,599,405
Consumer Staples	91,172,787		61,345,318			– 0	–	152,518,105
Materials	50,232,093		41,101,092			– 0	–	91,333,185
Telecommunication Services	28,289,424		16,899,491			– 0	–	45,188,915
Utilities	23,042,941		8,224,272			– 0	–	31,267,213
Warrants	– 0	–	– 0	–		15,869,392		15,869,392
Financials
Options Purchased - Calls	– 0	–	2,295,442			– 0	–	2,295,442
Governments - Treasuries	– 0	–	1,000,625			– 0	–	1,000,625
Short-Term Investments
Investment Companies	895,472,151		– 0	–		– 0	–	895,472,151
U.S. Treasury Bill	– 0	–	799,877			– 0	–	799,877

Total Investments in Securities	2,241,613,460		425,037,215+			18,056,587		2,684,707,262
Other Financial Instruments* :
Assets:
Futures Contracts	8,105,030		– 0	–		– 0	–	8,105,030
Forward Currency Exchange Contracts	– 0	–	22,293,880			– 0	–	22,293,880
Total Return Swap Contracts	– 0	–	2,425,801			– 0	–	2,425,801
Liabilities:
Futures Contracts	(32,758,401)		– 0	–		– 0	–	(32,758,401)
Forward Currency Exchange Contracts	– 0	–	(3,902,598)			– 0	–	(3,902,598)

Total	$2,216,960,089		$445,854,298			$18,056,587		$2,680,870,974

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Warrants			Total
Balance as of 09/30/11	$920,894		$	– 0	–	$920,894
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		(386,476)		(386,476)
Change in unrealized appreciation/depreciation	244,363			(2,483,629)		(2,239,266)
Purchases	1,021,938			1,851,358		2,873,296
Sales	– 0	–		(765,067)		(765,067)
Transfers in to Level 3	– 0	–		17,653,206		17,653,206
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/11	$2,187,195			$15,869,392		$18,056,587

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11	$244,363			$(2,483,629)		$(2,239,266)

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.2%
Long-Term Municipal Bonds - 65.1%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$4,011,690
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	4,171,950

		8,183,640

Arizona - 3.3%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/24	5,305	5,905,632
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,619,916
AGM
5.00%, 7/01/18-7/01/19	10,035	12,029,030
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	23,120	27,825,614

		53,380,192

Arkansas - 0.8%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	12,275	12,540,877

California - 3.4%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	15,815	16,786,357
Series 2010L
5.00%, 5/01/17	7,675	9,182,984
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	8,470	9,064,763
Series 2009A
5.25%, 7/01/21	7,255	8,797,413
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	4,125	4,311,739
Series 2009
5.00%, 6/15/13	4,410	4,672,836
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,117,281
Series C
5.00%, 5/01/19	730	871,328
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	680	809,282

		55,613,983

	Principal Amount (000)	U.S. $ Value
Colorado - 1.7%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	13,135	15,264,183
5.50%, 11/15/19	4,375	5,145,788
Series 2010 A
5.00%, 11/15/23	300	341,118
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	2,875	3,108,393
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	2,057,300
5.125%, 1/15/23	2,000	2,029,640

		27,946,422

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,426,922

Florida - 7.7%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	9,728,578
Broward Cnty FL Sch Brd COP
5.00%, 7/01/20	7,250	8,265,435
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,188,378
Series 2010A
5.00%, 6/01/13-6/01/16	16,485	17,585,717
NPFGC Series A
5.00%, 3/01/15	80	86,156
Florida Brd of Ed Lottery
4.00%, 7/01/12	12,410	12,635,366
5.00%, 7/01/13	12,825	13,684,018
Series 2010 C
5.00%, 7/01/16	300	346,263
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	6,096,261
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	2,665	2,835,853
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	1,535	1,640,286
Jacksonville FL Elec Auth
Series 2011-23
5.00%, 10/01/13	2,835	3,055,053
Jacksonville FL Sales Tax
5.00%, 10/01/21	2,500	2,878,375
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/18-10/01/19	15,170	18,218,073

	Principal Amount (000)	U.S. $ Value
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,696,845
AGM Series A
5.50%, 10/01/18-10/01/19	7,425	8,534,100
Miami-Dade Cnty FL Sch Brd COP
Series 2011A
5.00%, 5/01/31	6,675	7,134,841
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(a)	1,775	1,796,815
Tampa FL Solid Wst Sys
4.00%, 10/01/12	3,840	3,901,632
AGM
4.00%, 10/01/13	1,070	1,107,857

		125,415,902

Georgia - 1.4%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,641,240
Monroe Cnty GA Dev Auth (Oglethorpe Power Corp.)
2.50%, 1/01/38	11,845	12,029,308

		22,670,548

Hawaii - 1.3%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/24-8/01/26	8,040	9,605,499
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	12,175,873

		21,781,372

Illinois - 4.2%
Chicago IL GO
Series 2009 C
5.00%, 1/01/23	1,785	1,988,329
NPFGC Series 2007C
5.00%, 1/01/19	3,915	4,416,786
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,580,839
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,631,845
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,725,834
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,867,137
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
5.00%, 6/01/21	4,685	5,231,318
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	1,645	1,643,684

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,557,087
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	2,055	2,055,267
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	1,765	1,765,953
Illinois GO
Series 2007 B
5.00%, 1/01/13	805	835,872
Series 2010
5.00%, 1/01/18	160	181,834
AMBAC
5.00%, 11/01/15	6,905	7,676,910
NPFGC
5.375%, 4/01/16	3,540	4,007,740
Illinois Sales Tax
5.00%, 6/15/13-6/15/18	14,755	16,997,556

		69,163,991

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	2,125	1,349,014

Kentucky - 0.1%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 11/01/13	1,830	1,938,446

Louisiana - 0.7%
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	11,398,477

Massachusetts - 3.2%
Boston MA GO
4.00%, 4/01/13	2,825	2,953,057
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	5,075,147
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,282,316
Massachusetts GO
5.25%, 1/01/17 (Pre-refunded/ETM)	1,475	1,546,139
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	1,640	1,706,190
Series 2002D
5.375%, 8/01/19 (Pre-refunded/ETM)	1,530	1,574,079
Series 2011A
5.00%, 4/01/25	8,750	10,299,363
AGM
5.25%, 11/01/30 (Pre-refunded/ETM)	3,290	3,422,785
Massachusetts Port Auth
Series 2010E
5.00%, 7/01/13	2,000	2,117,620

	Principal Amount (000)	U.S. $ Value
Massachusetts Spl Obl (Massachusetts Fed Hwy Grant)
5.00%, 6/15/13	14,090	15,026,844

		53,003,540

Michigan - 1.3%
Detroit MI Wtr Supply Sys
Series 2011C
5.25%, 7/01/24-7/01/25(b)	9,390	10,173,274
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010A
4.00%, 12/01/13	7,590	7,823,317
Series 2010C
5.00%, 12/01/13	3,410	3,610,815

		21,607,406

Minnesota - 2.2%
Minnesota GO
5.00%, 8/01/12 (Pre-refunded/ETM)	20,000	20,545,200
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010 C
4.00%, 3/01/13	7,020	7,321,017
Series 2010A
5.00%, 3/01/13	2,400	2,529,432
Series 2010C
4.00%, 3/01/12	5,380	5,412,119

		35,807,768

Mississippi - 1.3%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.00%, 8/01/22-8/01/23	18,635	21,142,807

Missouri - 1.6%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	18,620	19,466,838
St. Louis MO Arpt (Lambert- St. Louis Intl Airport)
NPFGC
5.50%, 7/01/16	5,980	6,767,147

		26,233,985

Nebraska - 0.5%
Omaha NE Pub Pwr Dist Elec
Series 2011B
5.00%, 2/01/24	6,420	7,646,541

Nevada - 0.8%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	1,010	1,138,079

	Principal Amount (000)	U.S. $ Value
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,748,766
NPFGC-RE Series 2005 A
5.00%, 6/15/18	210	235,068
NPFGC-RE Series 2005B
5.00%, 6/15/20	6,875	7,634,481

		13,756,394

New Jersey - 4.0%
Hudson Cnty NJ Impt Auth (Hudson Cnty NJ GO)
Series 2010B
5.00%, 1/01/13	15,275	15,877,751
New Jersey ED Fac Auth (Princeton Univ)
Series 2010B
5.00%, 7/01/12	4,525	4,631,518
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	255	255,191
New Jersey EDA (New Jersey Lease Sch Fac)
5.00%, 3/01/17	1,510	1,759,799
Series 2010DD-1
5.00%, 12/15/17	4,685	5,526,520
Series 2011EE
5.00%, 9/01/18	4,940	5,788,544
5.25%, 9/01/19	2,630	3,151,266
AMBAC Series 2005 K
5.50%, 12/15/19	1,880	2,290,122
New Jersey Env Infra Trust
3.00%, 9/01/12	2,230	2,269,538
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	11,070	12,764,596
Tobacco Settlement Fin Corp. NJ
5.00%, 6/01/15 (Pre-refunded/ETM)	7,355	7,497,099
6.00%, 6/01/37 (Pre-refunded/ETM)	3,500	3,581,795

		65,393,739

New York - 2.0%
New York NY GO
5.00%, 8/01/13-8/01/17	19,115	21,253,117
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/12	7,010	7,018,202
New York St Loc Gov Asst Corp.
5.00%, 4/01/12	4,255	4,303,847

		32,575,166

North Carolina - 1.8%
Charlotte NC COP (Charlotte NC Cop Equip Acq)
Series A
5.00%, 6/01/12	4,095	4,174,484

	Principal Amount (000)	U.S. $ Value
North Carolina GO
Series 2010B
5.00%, 6/01/12	18,345	18,703,278
Wake Cnty NC GO
5.00%, 4/01/12	6,635	6,711,966

		29,589,728

Ohio - 0.8%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,416,970
Columbus OH GO
4.00%, 6/01/13	4,875	5,127,086
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	4,450	4,530,723

		13,074,779

Oregon - 0.6%
Oregon Dept of Admin Svc COP (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	5,930	7,083,919
Portland OR Swr Sys
4.00%, 3/01/13	2,445	2,545,489

		9,629,408

Pennsylvania - 3.7%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	7,304,539
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	5,475	5,542,999
Pennsylvania GO
Series 2006
5.00%, 3/01/13	1,245	1,311,993
NPFGC-RE
5.00%, 7/01/13	16,560	17,687,074
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	8,297,470
Pennsylvania Turnpike Comm
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,422,036
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,580,725
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	2,965,025

		61,111,861

Puerto Rico - 2.6%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	8,775	9,894,339
Series 2010ZZ
5.00%, 7/01/17	4,525	5,067,321

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/19	4,000	4,567,960
Series W
5.50%, 7/01/17	3,240	3,710,610
Puerto Rico GO
5.25%, 7/01/14	1,760	1,891,525
Series A
5.00%, 7/01/30	2,450	2,490,278
NPFGC
6.00%, 7/01/14	6,210	6,786,412
XLCA
5.50%, 7/01/17	1,010	1,131,483
Puerto Rico Hwy & Trnsp Auth
5.50%, 7/01/17 (Pre-refunded/ETM)	825	1,027,298
NPFGC Series 2003AA
5.50%, 7/01/17	555	621,756
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	6,200	6,201,116

		43,390,098

South Carolina - 0.2%
Renewable Water Resource Sew Sys SC
Series 2010A
5.00%, 1/01/13	2,500	2,612,100

Tennessee - 0.5%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	1,575	1,639,638
5.00%, 7/01/15-7/01/16	5,985	6,580,510

		8,220,148

Texas - 5.5%
Austin TX Wtr & Wstwtr Sys
5.00%, 11/15/25-11/15/26	11,990	14,012,938
Dallas TX ISD GO
4.00%, 2/15/13	2,075	2,161,050
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,415,943
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	210	242,590
Hurst-Euless-Bedford TX ISD GO
5.00%, 8/15/20-8/15/24	10,525	12,935,758
Katy TX ISD GO
Series 2010 A
4.00%, 2/15/13	1,200	1,248,936
Red River TX Hlth Facs Dev Corp. (MRC Crestview Proj)
6.00%, 11/15/16	1,825	1,828,960
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	773,864
Texas PFA (Texas Workforce Commission)
Series 2010B
5.00%, 1/01/20	27,580	29,286,651

	Principal Amount (000)	U.S. $ Value
Texas St Univ Sys
Series 2010B
5.00%, 3/15/13	1,000	1,054,880
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (c)	8,170	8,218,040
Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	11,830,181

		90,009,791

Virginia - 1.2%
Fairfax Cnty VA GO
Series 2008A
4.50%, 4/01/12	4,455	4,501,154
Virginia College Bldg Auth
Series 2008A
5.00%, 2/01/13	4,130	4,337,615
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series F-1
5.00%, 2/01/13	1,725	1,811,716
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
5.00%, 8/01/13	5,660	6,065,765
Virginia Pub Sch Auth (Virginia Lease Sch Fac)
Series 2009C
5.00%, 8/01/13	2,550	2,735,742

		19,451,992

Washington - 4.7%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	7,835	9,231,745
Series 2011B
5.50%, 7/01/23	5,540	6,521,079
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	13,605,043
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/13	2,130	2,274,307
Series 2011A
5.00%, 7/01/23	11,390	13,664,925
Series 2012A
5.00%, 7/01/13(b)	3,750	3,951,337
Port of Seattle WA
5.00%, 2/01/20	4,430	5,112,397
Series 2010C
5.00%, 2/01/22	5,490	6,253,384
Port of Seattle WA PFC (Port of Seattle Wa)
Series 2010B
5.00%, 12/01/13	4,370	4,652,783
Seattle WA GO
Series 2010
4.00%, 8/01/12	1,250	1,277,075

	Principal Amount (000)	U.S. $ Value
Snohomish Cnty WA PUD #1
Series 2010A
5.00%, 12/01/19	5,415	6,566,446
Washington St GO
Series 2010 E
5.00%, 2/01/13	1,065	1,119,017
Series 2010R-2011C
5.00%, 7/01/13	3,325	3,554,924

		77,784,462

Wisconsin - 0.7%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	1,210	1,238,278
6.125%, 6/01/27 (Pre-refunded/ETM)	735	752,552
6.375%, 6/01/32 (Pre-refunded/ETM)	1,640	1,680,819
7.00%, 6/01/28 (Pre-refunded/ETM)	6,000	6,164,520
Milwaukee Cnty WI Arpt (Milwaukee General Mitchell Intl Arpt)
Series 2010B
5.00%, 12/01/13	1,000	1,062,770

		10,898,939

Total Long-Term Municipal Bonds (cost $1,022,371,130)		1,065,750,438

Short-Term Municipal Notes - 1.1%
California - 0.2%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
0.04%, 10/01/47 (d)	2,500	2,500,000

Illinois - 0.1%
Chicago IL Brd of Ed GO
Series 2010A
0.08%, 3/01/35 (d)	1,300	1,300,000

Kansas - 0.0%
Wichita KS Hosp Fac (Christi Hlth System)
Series 2009 B-2
0.05%, 11/15/39 (d)	100	100,000

Kentucky - 0.1%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
0.06%, 8/01/37 (d)	1,130	1,130,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.05%, 8/15/38 (d)	1,200	1,200,000

		2,330,000

Mississippi - 0.7%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
0.02%, 11/01/35 (d)	5,000	5,000,000
Series 2009 B

	Principal Amount (000)	U.S. $ Value
0.02%, 12/01/30 (d)	4,000	4,000,000
Series 2009E
0.04%, 12/01/30 (d)	3,200	3,200,000

		12,200,000

South Dakota - 0.0%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.07%, 9/01/27 (d)	795	795,000

Total Short-Term Municipal Notes (cost $19,225,000)		19,225,000

Total Municipal Obligations (cost $1,041,596,130)		1,084,975,438

	Shares
INVESTMENT COMPANIES - 0.6%
Funds and Investment Trusts - 0.6%
Vanguard MSCI Emerging Markets ETF (cost $10,130,587)	272,730	10,421,013

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equity Indices - 0.0%
Euro Stoxx 50 Index
Expiration: Mar 2012, Exercise Price: $ 2,750.00 (e)(f)	387	32,056
S&P 500 Index
Expiration: Feb 2012, Exercise Price: $ 1,450.00 (e)(g)	3,424	59,920
S&P 500 Index
Expiration: Jan 2012, Exercise Price: $ 1,400.00 (e)(g)	599	4,493
S&P 500 Index
Expiration: Mar 2012, Exercise Price: $ 1,425.00 (e)(g)	350	52,500
S&P 500 Index
Expiration: Mar 2012, Exercise Price: $ 1,450.00 (e)(g)	1,689	101,340

Total Options Purchased - Calls (cost $2,364,645)		250,309

	Principal Amount (000)
AGENCIES - 0.8%
Other - 0.8%
Federal Home Loan Banks
2.25%, 4/13/12 (cost $12,734,565)	$12,675	12,749,947

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 30.6%
Investment Companies - 30.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (h) (cost $490,864,375)	490,864,375	$490,864,375

	Principal Amount (000)
U.S. Treasury Bill - 0.6%
U.S. Treasury Bill
0.01%, 1/19/12-5/03/12 (cost $9,499,469)	$9,500	9,499,469

Total Short-Term Investments (cost $500,363,844)		500,363,844

Total Investments - 98.2% (cost $1,567,189,771) (i)		1,608,760,551
Other assets less liabilities - 1.8% (j)		28,703,343

Net Assets - 100.0%		$1,637,463,894

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	24	March 2012	$2,554,124	$2,466,380	$(87,744)
FTSE 100 Index Futures	83	March 2012	7,029,164	7,135,848	106,684
Hang Seng Index Futures	4	January 2012	479,538	475,266	(4,272)
S&P 500 E Mini Index Futures	4,104	March 2012	254,811,185	257,033,520	2,222,335
S&P TSE 60 Index Futures	24	March 2012	3,177,323	3,198,743	21,420
Topix Index Futures	70	March 2012	6,698,218	6,620,761	(77,457)
U.S. T-Bond 30 Yr Futures	116	March 2012	16,840,132	16,798,250	(41,882)
U.S. T-Note 10 Yr Futures	866	March 2012	112,702,272	113,554,250	851,978
Sold Contracts
Euro Stoxx 50 Index Futures	1,091	March 2012	30,885,522	32,589,588	(1,704,066)

					$1,286,996

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 2/15/12	139,124	$1,790,111	$1,808,680	$18,569
Citibank NA:
Euro settling 2/15/12	1,183	1,600,290	1,531,550	(68,740)
Royal Bank of Canada:
Swiss Franc settling 2/15/12	4,193	4,687,063	4,467,368	(219,695)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	955,741	12,331,505	12,425,094	93,589
Standard Chartered Bank:
Great British Pound settling 2/15/12	1,363	2,114,374	2,115,942	1,568
Great British Pound settling 2/15/12	7,976	12,824,371	12,382,065	(442,306)
UBS AG:
Canadian Dollar settling 2/15/12	7,487	7,361,414	7,342,160	(19,254)
Westpac Banking Corp.:
Australian Dollar settling 2/15/12	5,179	5,304,176	5,271,943	(32,233)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	1,180	1,604,366	1,527,667	76,699
Citibank NA:
Euro settling 2/15/12	38,189	52,613,558	49,440,722	3,172,836
Euro settling 2/15/12	1,138	1,563,114	1,473,292	89,822
Euro settling 2/15/12	1,578	2,117,714	2,042,930	74,784
Goldman Sachs International:
Euro settling 2/15/12	2,628	3,436,163	3,402,295	33,868
Royal Bank of Scotland PLC:
Euro settling 2/15/12	2,871	3,747,172	3,716,890	30,282
Westpac Banking Corp.:
Euro settling 2/15/12	2,112	2,795,232	2,734,264	60,968

				$2,870,757

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	63,642	0.33%	$27,100	4/16/12	Deutsche Bank AG	$(2,921,121)
Receive	MSCI Daily TR Gross EAFE	77,432	0.71%	30,131	12/17/12	JPMorgan Chase Bank, NA	(666,893)

							$(3,588,014)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of this security amounted to $1,796,815 or 0.1% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Variable rate coupon, rate shown as of December 31, 2011.

(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Non-income producing security.
(f)	One contract relates to 10 shares.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,687,266 and gross unrealized depreciation of investments was $(2,116,486), resulting in net unrealized appreciation of $41,570,780.
(j)	An amount of U.S. $21,763,259 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

As of December 31, 2011, the Fund held 7.3% of net assets in insured bonds (of this amount 2.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	- 0	-	1,057,107,560		8,642,878		1,065,750,438
Short-Term Municipal Notes	- 0	-	19,225,000		- 0	-	19,225,000
Investment Companies	- 0	-	10,421,013		- 0	-	10,421,013
Options Purchased - Calls	- 0	-	250,309		- 0	-	250,309
Agencies	- 0	-	12,749,947		- 0	-	12,749,947
Short-Term Investments
Time Deposit	490,864,375		- 0	-	- 0	-	490,864,375
U.S. Treasury Bill	- 0	-	9,499,469		- 0	-	9,499,469

Total Investments in Securities	490,864,375		1,109,253,298		8,642,878		1,608,760,551
Other Financial Instruments* :
Assets:
Futures Contracts	3,202,417		- 0	-	- 0	-	3,202,417
Forward Currency Exchange Contracts	- 0	-	3,652,985		- 0	-	3,652,985
Liabilities:
Futures Contracts	(1,915,421)		- 0	-	- 0	-	(1,915,421)
Forward Currency Exchange Contracts	- 0	-	(782,228)		- 0	-	(782,228)
Total Return Swap Contracts	- 0	-	(3,588,014)		- 0	-	(3,588,014)

Total	$492,151,371		$1,108,536,041		$8,642,878		$1,609,330,290

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	- 0	-	$	- 0	-
Accrued discounts/(premiums)		21,595			21,595
Realized gain (loss)		- 0	-		- 0	-
Change in unrealized appreciation/depreciation		62,287			62,287
Purchases		1,825,000			1,825,000
Sales		- 0	-		- 0	-
Transfers in to Level 3		6,733,996			6,733,996
Transfers out of Level 3		- 0	-		- 0	-

Balance as of 12/31/11		$8,642,878			$8,642,878

Net change in unrealized appreciation/depreciationfrom Investments held as of 12/31/11		$62,287			$62,287

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.4%
Long-Term Municipal Bonds - 64.6%
California - 51.7%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	$4,680	$4,967,446
Series 2010L
5.00%, 5/01/17	5,410	6,472,957
Series 2011N
5.00%, 5/01/13	4,920	5,222,186
AMBAC
5.50%, 5/01/13 (Pre-refunded/ETM)	1,010	1,037,320
AMBAC Series 2002A
5.50%, 5/01/15 (Pre-refunded/ETM)	6,575	6,752,854
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/14	1,300	1,412,853
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	1,670	1,787,267
Series 2009 A
5.00%, 7/01/17	2,115	2,534,468
Series A
5.00%, 7/01/20	2,600	3,137,992
5.25%, 7/01/12	3,595	3,681,136
AGM Series 2004A
5.25%, 7/01/13	1,930	2,065,525
NPFGC Series A
5.25%, 7/01/13	2,695	2,884,243
California GO
Series 2011A
5.00%, 10/01/20	1,500	1,792,695
NPFGC-RE
5.00%, 11/01/23	3,200	3,566,560
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
3.00%, 8/15/13	1,810	1,865,350
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	6,220	6,727,428
California Mun Fin Auth (UTS Bioenergy LLC)
Series 2011A-2
3.95%, 12/01/15(a)	945	945,992
California Pub Wks Brd (Univ of California Lease)
5.00%, 12/01/23	3,215	3,771,420
Series 2010C1
5.00%, 3/01/21	1,500	1,779,945
California State Univ
Series 2011A
5.25%, 11/01/26	2,035	2,358,097
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	3,925	4,158,930

	Principal Amount (000)	U.S. $ Value
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,901,989
Contra Costa CA Wtr Dist
Series 2011P
4.00%, 10/01/13	3,715	3,944,513
Golden St Tobacco Sec CA
5.625%, 6/01/38 (Pre-refunded/ETM)	1,005	1,077,048
6.25%, 6/01/33 (Pre-refunded/ETM)	7,170	7,628,163
6.75%, 6/01/39 (Pre-refunded/ETM)	6,050	6,578,891
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	2,125	2,273,622
Livermore-Amador Vy Wtr CA
5.00%, 8/01/14	2,910	3,191,572
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,380,080
NPFGC-RE Series 1998A
6.00%, 5/15/18	3,305	4,073,082
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/23-5/15/25	5,125	5,921,196
Series 2010D
5.25%, 5/15/28	4,145	4,669,923
Los Angeles CA Harbor Dept
5.00%, 8/01/19	1,500	1,756,080
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	2,000	2,112,520
Los Angeles CA USD COP
5.00%, 12/01/13	3,205	3,418,036
AMBAC Series 2007A
5.00%, 10/01/16	105	117,007
Los Angeles CA USD GO
Series 2009KRY
4.00%, 7/01/12	1,300	1,323,803
Series 2010 KRY
5.25%, 7/01/25	160	183,317
Series 2011A-1
4.00%, 7/01/14	3,090	3,320,483
AGM
5.00%, 7/01/23 (Pre-refunded/ETM)	3,500	3,744,195
AGM Series A
5.25%, 7/01/20 (Pre-refunded/ETM)	1,100	1,180,828
Los Angeles Cnty CA MTA Sales Tax
Series 2011A
4.00%, 7/01/13	1,485	1,563,601
Orange Cnty CA Santn COP
Series 2011A
3.00%, 8/01/13	2,050	2,134,439
4.00%, 8/01/14	3,095	3,368,165
Port of Oakland CA
Series 2007A
5.00%, 11/01/13	1,815	1,935,171
Sacramento CA USD GO
5.00%, 7/01/25	2,380	2,705,251

	Principal Amount (000)	U.S. $ Value
San Diego CA CCD GO
5.00%, 8/01/26	3,440	3,922,632
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21-5/15/22	7,310	8,584,634
San Diego Cnty CA Wtr Auth
5.00%, 5/01/24	3,250	3,818,392
Series 2011A
5.00%, 5/01/25	1,610	1,868,679
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
5.00%, 7/01/27	2,000	2,272,120
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
4.00%, 5/01/13	3,000	3,114,270
Series 2009C-2
5.00%, 5/01/25	500	545,015
Series 2011B
4.00%, 5/01/13	1,660	1,729,936
Series 2011G
5.00%, 5/01/24	2,470	2,806,612
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	675	803,331
San Francisco City/Cnty CA Pub Util Wtr
Series 2011A
5.00%, 11/01/24	5,385	6,345,307
AGM Series 2006A
5.00%, 11/01/13	3,245	3,511,999
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,061,418
Southern CA Pub Pwr Auth
4.00%, 7/01/13	3,285	3,460,879
5.00%, 7/01/13	2,515	2,686,950
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/23	5,190	6,064,411
Univ of California
5.00%, 5/15/18	2,555	3,104,223
Upper Santa Clara Vy CA Jt Pwr
Series 2011A
5.00%, 8/01/25	1,790	2,060,183

		215,186,630

Colorado - 0.3%
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/22	1,150	1,165,928

Florida - 1.3%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	3,080	3,268,218
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/17	150	176,437
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,684,050

	Principal Amount (000)	U.S. $ Value
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	445	450,469

		5,579,174

Georgia - 1.1%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	4,500	4,570,020

Illinois - 1.7%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	5,068,430
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	490	489,608
Illinois Finance Auth (Illinois Institute Of Technology)
5.00%, 4/01/18	550	513,799
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	505	505,066
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	440	440,237
Illinois GO
Series 2010
5.00%, 1/01/18	160	181,834

		7,198,974

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
0.01%, 6/01/21	600	380,898

Massachusetts - 2.3%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,090	9,522,496

New Jersey - 0.8%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	2,735	3,153,674

Pennsylvania - 0.3%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,335	1,351,581

Puerto Rico - 3.6%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	1,150	1,337,830

	Principal Amount (000)	U.S. $ Value
Series 2010AAA
5.25%, 7/01/21	2,400	2,706,144
Series 2010ZZ
5.25%, 7/01/22	1,215	1,351,117
Puerto Rico GO
Series A
5.00%, 7/01/30	1,000	1,016,440
NPFGC
6.00%, 7/01/14	1,000	1,092,820
6.50%, 7/01/15	2,860	3,214,468
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	100	103,172
Puerto Rico Pub Bldgs Auth
5.375%, 7/01/33 (Pre-refunded/ETM)	4,110	4,209,133

		15,031,124

Texas - 0.5%
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (c)	2,010	2,021,819

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/18	2,405	2,756,322

Wisconsin - 0.2%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	680	696,925

Total Long-Term Municipal Bonds (cost $258,298,437)		268,615,565

Short-Term Municipal Notes - 1.8%
California - 1.8%
California Hlth Fac Fin Auth (Adventist Health Sys/ West)
Series 2009B
0.06%, 9/01/38 (d)	2,325	2,325,000
California Hlth Fac Fin Auth (Scripps Health)
Series 2010C
0.02%, 10/01/40 (d)	1,300	1,300,000
California Statewide CDA (John Muir Health)
Series 2008C
0.05%, 8/15/27 (d)	1,800	1,800,000
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
0.05%, 12/01/36 (d)	1,980	1,980,000

Total Short-Term Municipal Notes (cost $7,405,000)		7,405,000

Total Municipal Obligations (cost $265,703,437)		276,020,565

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 0.6%
Funds and Investment Trusts - 0.6%
Vanguard MSCI Emerging Markets ETF (cost $2,532,292)	68,460	2,615,857

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equity Indices - 0.0%
Euro Stoxx 50 Index
Expiration: Mar 2012, Exercise Price: $ 2,750.00 (e)(f)	98	8,118
S&P 500 Index
Expiration: Jan 2012, Exercise Price: $ 1,400.00 (e)(g)	153	1,148
S&P 500 Index
Expiration: Feb 2012, Exercise Price: $ 1,450.00 (e)(g)	873	15,277
S&P 500 Index
Expiration: Mar 2012, Exercise Price: $ 1,425.00 (e)(g)	89	13,350
S&P 500 Index
Expiration: Mar 2012, Exercise Price: $ 1,450.00 (e)(g)	431	25,860

Total Options Purchased - Calls (cost $602,148)		63,753

	Principal Amount (000)
AGENCIES - 3.3%
Other - 3.3%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $13,726,840)	$13,630	13,760,943

CORPORATES - INVESTMENT GRADES - 0.9%
Finance - 0.2%
Finance - 0.2%
Capital One Financial Corp.
6.25%, 11/15/13	700	746,814

Financial Institutions - 0.4%
Banking - 0.4%
Citigroup, Inc.
5.50%, 4/11/13	1,432	1,461,962

Utility - 0.3%
Communications - Telecommunications - 0.3%
Verizon Communications, Inc.
4.35%, 2/15/13	1,400	1,454,818

Total Corporates - Investment Grades (cost $3,666,297)		3,663,594

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 26.9%
Investment Companies - 26.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09%(h) (cost $109,875,976)	109,875,976	109,875,976

	Principal Amount (000)
Treasury Bills - 0.5%
U.S. Treasury Bills 0.01%, 5/03/12 (cost $1,999,839)	$2,000	1,999,839

Total Short-Term Investments (cost $111,875,815)		111,875,815

Total Investments - 98.1% (cost $398,106,829) (i)		408,000,527
Other assets less liabilities – 1.9% (j)		7,889,045

Net Assets - 100.0%		$415,889,572

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	6	March 2012	$638,292	$616,595	$(21,697)
FTSE 100 Index Futures	21	March 2012	1,779,122	1,805,456	26,334
Hang Seng Index Futures	1	January 2012	119,885	118,817	(1,068)
S&P 500 E Mini Index Futures	1,047	March 2012	64,993,405	65,573,610	580,205
S&P TSE 60 Index Futures	6	March 2012	794,587	799,686	5,099
Topix Index Futures	18	March 2012	1,722,282	1,702,481	(19,801)
U.S. T-Bond 30 Yr Futures	23	March 2012	3,338,992	3,330,688	(8,304)
U.S. T-Note 10 Yr Futures	160	March 2012	20,822,591	20,980,000	157,409
Sold Contracts
Euro Stoxx 50 Index Futures	286	March 2012	8,105,540	8,543,192	(437,652)

					$280,525

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 2/15/12	32,145	$413,610	$417,900	$4,290
Royal Bank of Canada:
Swiss Franc settling 2/15/12	1,053	1,177,076	1,121,903	(55,173)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	243,848	3,146,263	3,170,142	23,879
Standard Chartered Bank:
Great British Pound settling 2/15/12	346	536,738	537,136	398
Great British Pound settling 2/15/12	2,025	3,255,937	3,143,641	(112,296)
UBS AG:
Canadian Dollar settling 2/15/12	1,855	1,823,885	1,819,115	(4,770)
Westpac Banking Corporation:
Australian Dollar settling 2/15/12	1,310	1,341,663	1,333,510	(8,153)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	269	365,741	348,256	17,485
Citibank N.A.:
Euro settling 2/15/12	9,581	13,199,887	12,403,874	796,013
Euro settling 2/15/12	406	557,666	525,621	32,045
Goldman Sachs International:
Euro settling 2/15/12	702	917,879	908,832	9,047
Euro settling 2/15/12	411	534,053	532,093	1,960
Royal Bank of Scotland PLC:
Euro settling 2/15/12	508	663,031	657,673	5,358
Westpac Banking Corporation:
Euro settling 2/15/12	503	665,721	651,201	14,520

				$724,603

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross Ex USA USD	15,570	0.33%	$6,630	4/16/12	Deutsche Bank AG	$(714,653)
Receive	MSCI Daily TR Gross Ex USA USD	1,805	0.58%	803	7/16/12	Goldman Sachs International	(118,359)
Receive	MSCI Daily TR Gross Ex USA USD	19,068	0.71%	7,420	12/17/12	JPMorgan Chase Bank, N.A.	(164,226)

							$(997,238)

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of this security amounted to $450,469 or 0.1% of net assets.
(c)	Variable rate coupon, rate shown as of December 31, 2011.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Non-income producing security.
(f)	One contract relates to 10 shares.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,440,259 and gross unrealized depreciation of investments was $(546,561), resulting in net unrealized appreciation of $9,893,698.
(j)	An amount of U.S. $5,448,205 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

As of December 31, 2011, the Fund held 15.1% of net assets in insured bonds (of this amount 20.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	- 0	-	$265,853,764		$2,761,801		$268,615,565
Short-Term Municipal Notes		- 0	-	7,405,000		- 0	-	7,405,000
Investment Companies		- 0	-	2,615,857		- 0	-	2,615,857
Options Purchased - Calls		- 0	-	63,753		- 0	-	63,753
Agencies		- 0	-	13,760,943		- 0	-	13,760,943
Corporates - Investment Grades		- 0	-	3,663,594		- 0	-	3,663,594
Short-Term Investments:
Investment Companies		109,875,976		- 0	-	- 0	-	109,875,976
U.S. Treasury Bills		- 0	-	1,999,839		- 0	-	1,999,839

Total Investments in Securities		109,875,976		295,362,750		2,761,801		408,000,527
Other Financial Instruments* :
Assets:
Futures Contracts		769,047		- 0	-	- 0	-	769,047
Forward Currency Exchange Contracts		- 0	-	904,995		- 0	-	904,995
Liabilities:
Futures Contracts		(488,522)		- 0	-	- 0	-	(488,522)
Forward Currency Exchange Contracts		- 0	-	(180,392)		- 0	-	(180,392)
Total Return Swap Contracts		- 0	-	(997,238)		- 0	-	(997,238)

Total		$110,156,501		$295,090,115		$2,761,801		$408,008,417

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 9/30/11	$	- 0	-	$	- 0	-
Accrued discounts/(premiums)		6,074			6,074
Realized gain (loss)		- 0	-		- 0	-
Change in unrealized appreciation/depreciation		17,389			17,389
Purchases		945,000			945,000
Sales		- 0	-		- 0	-
Transfers in to Level 3		1,793,338			1,793,338
Transfers out of Level 3		- 0	-		- 0	-

Balance as of 12/31/11		$2,761,801			$2,761,801

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/11		$17,389			$17,389

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.5%
Long-Term Municipal Bonds - 65.5%
New York - 46.7%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$3,996,414
Buffalo NY GO
Series 2011A
4.00%, 12/01/13	4,280	4,471,958
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	2,780	3,103,703
NPFGC-RE Series 06A
5.00%, 12/01/19	1,335	1,513,930
Metropolitan Trnsp Auth NY
Series 2011C
5.00%, 11/15/25	6,505	7,277,989
Series B
5.00%, 11/15/15	130	147,528
AMBAC
5.50%, 11/15/16	1,730	2,043,407
Nassau Cnty NY GO
3.00%, 10/01/12	2,610	2,653,952
4.00%, 10/01/13	2,090	2,191,114
5.00%, 4/01/20	2,050	2,374,782
New York NY GO
5.00%, 8/01/13-8/01/16	9,120	10,269,277
Series 2010B
5.00%, 8/01/19	1,275	1,556,533
Series 2010H-2
5.00%, 6/01/19	1,220	1,485,740
AMBAC
5.00%, 8/01/15	2,860	3,249,646
New York NY IDA (Terminal One Group Assn)
5.50%, 1/01/14	1,070	1,140,502
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	8,070	9,295,510
Series FF
5.00%, 6/15/25	500	576,115
New York NY Trnsl Fin Auth
5.00%, 11/01/13-11/01/18	12,555	14,265,659
Series 2010I-2
5.00%, 11/01/19	2,000	2,468,260
Series 2011D-1
3.00%, 11/01/13	1,500	1,570,170
New York St Dormitory Auth (Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,687,000
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	729,482
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	3,150	3,274,205

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Lease Svc Contract)
5.00%, 7/01/13	2,205	2,350,288
Series 2009 A
5.00%, 7/01/24	3,440	3,913,206
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 2/15/13-3/15/18	9,955	11,383,305
New York St Envrn Fac Corp. (New York Ny Mun Wtr Fin Auth)
NPFGC Series 1997E
6.00%, 6/15/12	250	256,095
New York St Envrn Fac Corp. (New York St SRF)
3.00%, 8/15/12	7,285	7,410,885
Series 2010C
5.00%, 4/15/12	2,260	2,290,239
New York St Loc Gov Asst Corp.
5.00%, 4/01/12-4/01/13	3,175	3,313,065
Series 2011A
5.00%, 4/01/14	2,000	2,200,120
AGM
5.00%, 4/01/12	3,530	3,570,524
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,240,250
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2010A
4.00%, 4/01/12	330	332,970
Series 2011A
4.00%, 4/01/13	3,335	3,481,073
AGM
5.00%, 4/01/12	890	900,039
AGM Series 5B
5.00%, 4/01/14	1,645	1,800,683
AMBAC Series 2005B
5.50%, 4/01/20	2,400	3,037,152
New York St UDC (New York St Pers Income Tax)
Series 2011A
5.00%, 3/15/15	3,000	3,394,560
Oyster Bay NY GO
3.00%, 8/15/12	5,100	5,185,272
Port Authority of NY & NJ
NPFGC-RE
5.00%, 12/01/13	3,100	3,348,186
XLCA
5.00%, 10/01/19	1,000	1,114,420
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14	3,250	3,550,885
Triborough Brdg & Tunl Auth NY
4.00%, 11/15/12	3,585	3,699,935
NPFGC
5.50%, 11/15/20	5,200	6,588,920

	Principal Amount (000)	U.S. $ Value
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,774,179
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/13	1,520	1,619,788

		167,098,915

Arizona - 0.8%
Phoenix AZ Civic Impt Corp. (Phoenix Az Civic Impt Airport)
5.00%, 7/01/22	2,575	2,933,594

California - 0.7%
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	2,300	2,404,121
Series 2009
5.00%, 6/15/13	100	105,960

		2,510,081

Colorado - 1.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	3,150	3,778,803
Regional Trnsp Dist Co. (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,118,403

		4,897,206

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
5.00%, 10/01/21	2,100	2,379,237

Florida - 3.2%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	3,500	3,985,135
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	2,155	2,317,483
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	170	202,258
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,116,289
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010B
5.00%, 10/01/12	450	463,720
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,906,171
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (a)	400	404,916

		11,395,972

	Principal Amount (000)	U.S. $ Value
Georgia - 1.0%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	3,600	3,656,016

Illinois - 1.0%
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	425	424,660
Illinois Finance Auth (Illinois Institute Of Technology)
5.00%, 4/01/18	475	443,736
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	395	395,213
Illinois GO
Series 2010
5.00%, 1/01/18	160	181,834
Illinois Sales Tax
Series 2010
5.00%, 6/15/20	1,685	2,062,760

		3,508,203

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	500	317,415

New Jersey - 0.9%
New Jersey EDA (Jersey Gardens Mall)
5.50%, 4/01/12	225	225,169
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.00%, 1/01/26	2,555	2,946,119

		3,171,288

Pennsylvania - 1.6%
Pennsylvania Econ Dev Fin Auth (First Energy Corp.)
Series 2010A
3.00%, 11/01/41	1,200	1,214,904
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	223,400
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax)
AGM
5.00%, 2/01/24	4,000	4,363,560

		5,801,864

Puerto Rico - 5.0%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/16-7/01/18	5,350	6,098,237
Series 2003NN

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/20	1,660	1,931,128
Series 2010ZZ
5.00%, 7/01/19	720	810,288
5.25%, 7/01/22	705	783,981
Puerto Rico GO
Series A
5.00%, 7/01/30	675	686,097
NPFGC
5.50%, 7/01/16	1,945	2,152,959
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	1,125	1,152,698
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.00%, 7/01/28	585	594,617
XLCA
5.25%, 7/01/13	100	105,319
Puerto Rico Pub Fin Corp.
Series 2002 E
5.50%, 8/01/29 (Pre-refunded/ETM)	3,615	3,628,556

		17,943,880

Tennessee - 1.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	3,595	3,742,539

Texas - 0.5%
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (b)	1,875	1,886,025

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	2,300	2,655,028

Wisconsin - 0.1%
Badger Tob Asset Sec Corp. WI
6.00%, 6/01/17 (Pre-refunded/ETM)	210	214,908

Total Long-Term Municipal Bonds (cost $226,597,994)		234,112,171

	Shares
INVESTMENT COMPANIES - 0.6%
Funds and Investment Trusts - 0.6%
Vanguard MSCI Emerging Markets ETF	56,740	2,168,036

(cost $2,110,646)

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equity Indices - 0.0%
Euro Stoxx 50 Index	84	6,958
Expiration: Mar 2012, Exercise Price: $ 2,750.00 (c)(d)
S&P 500 Index	742	12,985
Expiration: Feb 2012, Exercise Price: $ 1,450.00 (d)(e)
S&P 500 Index	131	982
Expiration: Jan 2012, Exercise Price: $ 1,400.00 (d)(e)
S&P 500 Index	77	11,550
Expiration: Mar 2012, Exercise Price: $ 1,425.00 (d)(e)
S&P 500 Index	366	21,960

Expiration: Mar 2012, Exercise Price: $ 1,450.00 (d)(e)
Total Options Purchased - Calls (cost $512,586)		54,435

Total Equity (cost $2,623,232)		2,222,471

	Principal Amount (000)
AGENCIES - 1.5%
Other - 1.5%
Federal Home Loan Banks
1.75%, 8/22/12 (cost $5,286,647)	$5,250	5,300,437

	Shares
SHORT-TERM INVESTMENTS - 30.4%
Investment Companies - 30.1%
AllianceBernstein Fixed-Income Shares, Inc. -
Government STIF Portfolio, 0.09% (f) (cost $107,728,986)	107,728,986	107,728,986

	Principal Amount (000)
U.S. Treasury Bill - 0.3%
U.S. Treasury Bills
0.10%, 5/03/12 (cost $1,099,882)	$1,100	1,099,882

Total Short-Term Investments (cost $108,828,868)		108,828,868

Total Investments - 98.0% (cost $343,336,741) (g)		350,463,947
Other assets less liabilities - 2.0% (h)		7,052,598

Net Assets - 100.0%		$357,516,545

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	5	March 2012	$532,388	$513,829	$(18,559)
FTSE 100 Index Futures	17	March 2012	1,439,575	1,461,559	21,984
Hang Seng Index Futures	1	January 2012	119,885	118,816	(1,068)
S&P 500 E Mini Index Futures	895	March 2012	55,571,493	56,053,850	482,357
S&P TSE 60 Index Futures	5	March 2012	670,160	666,405	(3,755)
Topix Index Futures	15	March 2012	1,437,656	1,418,735	(18,921)
U.S. T-Bond 30 Yr Futures	25	March 2012	3,629,339	3,620,313	(9,026)
U.S. T-Note 10 Yr Futures	184	March 2012	23,945,979	24,127,000	181,021
Sold Contracts
Euro Stoxx 50 Index Futures	242	March 2012	6,850,867	7,228,854	(377,987)

					$256,046

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Royal Bank of Canada:
Swiss Franc settling 2/15/12	902	$1,008,283	$961,022	$(47,261)
Royal Bank of Scotland PLC:
Japanese Yen settling 2/15/12	209,518	2,703,319	2,723,836	20,517
Standard Chartered Bank:
Great British Pound settling 2/15/12	251	389,368	389,657	289
Great British Pound settling 2/15/12	1,743	2,802,517	2,705,860	(96,657)
UBS AG:
Canadian Dollar settling 2/15/12	1,574	1,547,598	1,543,550	(4,048)
Westpac Banking Corporation:
Australian Dollar settling 2/15/12	1,116	1,142,974	1,136,028	(6,946)
Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 2/15/12	323	443,213	418,166	25,047
Citibank, N.A.:
Euro settling 2/15/12	8,248	11,363,393	10,678,129	685,264
Euro settling 2/15/12	370	496,549	479,014	17,535

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International: Euro settling 2/15/12	600	$784,512	$776,780	$7,732
Royal Bank of Scotland PLC: Euro settling 2/15/12	680	887,522	880,350	7,172
Westpac Banking Corporation: Euro settling 2/15/12	432	571,752	559,281	12,471

				$621,115

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	13,738	0.33%	$5,850	4/16/12	Deutsche Bank AG	$(630,565)
Receive	MSCI Daily TR Gross EAFE	62	0.58%	28	7/16/12	Goldman Sachs International	(4,066)
Receive	MSCI Daily TR Gross EAFE	18,139	0.71%	7,058	12/17/12	JPMorgan Chase Bank, N.A.	(156,224)

							$(790,855)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of this security amounted to $404,916 or 0.1% of net assets.
(b)	Variable rate coupon, rate shown as of December 31, 2011.
(c)	One contract relates to 10 shares.
(d)	Non-income producing security.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,594,355 and gross unrealized depreciation of investments was $(467,149), resulting in net unrealized appreciation of $7,127,206.
(h)	An amount of $4,736,057 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2011.

As of December 31, 2011, the Fund held 13.5% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency

NPFGC	–	National Public Finance Guarantee Corporation
NPFGC-RE	–	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	–	State Revolving Fund
UDC	–	Urban Development Corporation
XLCA	–	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$232,974,883	$1,137,288	$234,112,171
Investment Companies	—	2,168,036	—	2,168,036
Options Purchased - Calls	—	54,435	—	54,435
Agencies	—	5,300,437	—	5,300,437
Short-Term Investments:
Investment Companies	107,728,986	—	—	107,728,986
U.S. Treasury Bills	—	1,099,882	—	1,099,882

Total Investments in Securities	107,728,986	241,597,673	1,137,288	350,463,947
Other Financial Instruments* :
Assets:
Futures Contracts	685,362	—	—	685,362
Forward Currency Exchange Contracts	—	776,027	—	776,027
Liabilities:
Futures Contracts	(429,316)	—	—	(429,316)
Forward Currency Exchange Contracts	—	(154,912)	—	(154,912)
Total Return Swap Contracts	—	(790,855)	—	(790,855)

Total	$107,985,032	$241,427,933	$1,137,288	$350,550,253

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/31/11	$—	$—
Accrued discounts/(premiums)	4,771	4,771
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	12,939	12,939
Purchases	—	—
Sales	—	—
Transfers in to Level 3	1,119,578	1,119,578
Transfers out of Level 3	—	—

Balance as of 12/31/11	$1,137,288	$1,137,288

Net change in unrealized appreciation/depreciation from Investments held as of 12/30/11	$12,939	$12,939

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob President

Date:	February 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2012